                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7450
                                                      --------
                             CITISTREET FUNDS, INC.
                             ----------------------
               (Exact name of registrant as specified in charter)

                   Two Tower Center, East Brunswick, NJ 08816
                   ------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Paul S. Feinberg, Esq.
                                    President
                             CitiStreet Funds, Inc.
                                Two Tower Center
                        East Brunswick, New Jersey 08816
                        --------------------------------
                     (Name and address of agent for service)

                                    Copy To:
                              Christopher E. Palmer
                                 Shea & Gardner
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036
                             ----------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 732-514-2000
                                                            ------------
                      Date of fiscal year end: December 31
                                               -----------
                     Date of reporting period: June 30, 2004
                                               -------------

                                      [THE
                                 CITISTREET(SM)
                                  FUNDS LOGO]

                                [GLOBE GRAPHIC]

SEMI-ANNUAL REPORT JUNE 30, 2004

CITISTREET INTERNATIONAL STOCK FUND
CITISTREET SMALL COMPANY STOCK FUND
CITISTREET LARGE COMPANY STOCK FUND
CITISTREET DIVERSIFIED BOND FUND

Statements of Assets and Liabilities
CitiStreet Funds, Inc. / June 30, 2004 (Unaudited)

                                                               CitiStreet      CitiStreet      CitiStreet       CitiStreet
                                                              International   Small Company   Large Company    Diversified
                                                               Stock Fund      Stock Fund      Stock Fund       Bond Fund
                                                              -------------   -------------   -------------   --------------
ASSETS
 Investments in securities, at cost.........................  $455,706,374    $437,930,946    $652,913,084    $1,022,830,179
----------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (see accompanying
 Portfolios of Investments) (Note 2)........................  $508,319,654    $504,229,033    $699,005,834    $1,029,111,510
Cash........................................................            --             303              --             4,482
Cash, denominated in foreign currency (cost $770,254).......       768,940              --              --                --
Receivables for:
 Investment securities sold.................................       177,074       2,082,726         560,229           238,905
 Capital share subscriptions................................       208,002          82,317         292,652           178,832
 Interest...................................................         8,875          13,604           7,326         7,494,115
 Dividends..................................................       775,701         248,497         695,070                --
 Foreign tax reclaims.......................................       223,159              --          38,286                --
 Variation margin on open futures contracts (Note 2)........            --          10,340          24,705           247,386
Prepaid expenses............................................         5,981           5,981           5,981             5,981
                                                              ------------    ------------    -------------   --------------
 Total assets...............................................   510,487,386     506,672,801     700,630,083     1,037,281,211
                                                              ------------    ------------    -------------   --------------
LIABILITIES
Payables for:
 Investment securities purchased............................        90,620       3,652,986       2,658,724         7,799,673
 Delayed delivery transactions (Note 7).....................            --              --              --        57,117,831
 Payable upon return of securities loaned (Note 2)..........    72,376,996     100,008,658              --       185,358,191
 Capital share redemptions..................................            --         338,541              --           121,651
 Options written (premiums received $148,186) (Note 6)......            --              --              --            22,072
Payable to Adviser..........................................        89,251          80,104         141,478           158,719
Payable to Administrator....................................           613             485           1,084             1,394
Payable to Distributor......................................         1,550           1,203           2,693             3,523
Payable to Directors........................................         3,924           4,265           1,066               324
Accrued expenses............................................       206,103         183,644         200,179           184,195
                                                              ------------    ------------    -------------   --------------
 Total liabilities..........................................    72,769,057     104,269,886       3,005,224       250,767,573
                                                              ------------    ------------    -------------   --------------
NET ASSETS..................................................  $437,718,329    $402,402,915    $697,624,859    $  786,513,638
                                                              ============    ============    =============   ==============
----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Capital shares at par.......................................  $    357,901    $    312,669    $    639,077    $      671,093
Additional paid-in capital..................................   462,771,785     327,750,609     769,556,758       754,628,938
Undistributed net investment income.........................    10,582,948       1,220,129       9,069,238        41,427,001
Accumulated net realized gain (loss) on investments, futures contracts, option contracts and foreign currency
 transactions...............................................   (88,630,851)      6,779,623    (127,757,350)      (16,673,737)
Net unrealized appreciation on investments, translation of
 assets and liabilities in foreign currencies, futures
 contracts and option contracts.............................    52,636,546      66,339,885      46,117,136         6,460,343
                                                              ------------    ------------    -------------   --------------
                                                              $437,718,329    $402,402,915    $697,624,859    $  786,513,638
                                                              ============    ============    =============   ==============
NET ASSETS ATTRIBUTABLE TO:
 I Shares...................................................  $429,802,852    $396,112,402    $683,843,006    $  768,376,923
                                                              ============    ============    =============   ==============
 R Shares...................................................  $  7,915,477    $  6,290,513    $ 13,781,853    $   18,136,715
                                                              ============    ============    =============   ==============
CAPITAL SHARES OUTSTANDING
 I Shares...................................................    35,139,505      30,775,687      62,638,141        65,553,890
                                                              ============    ============    =============   ==============
 R Shares...................................................       650,611         491,204       1,269,589         1,555,402
                                                              ============    ============    =============   ==============
NET ASSET VALUE PER SHARE
 I Shares...................................................  $      12.23    $      12.87    $      10.92    $        11.72
                                                              ============    ============    =============   ==============
 R Shares...................................................  $      12.17    $      12.81    $      10.86    $        11.66
                                                              ============    ============    =============   ==============

    The accompanying notes are an integral part of the financial statements.

Statements of Operations
CitiStreet Funds, Inc. / For the six months ended June 30, 2004 (Unaudited)

                                                               CitiStreet      CitiStreet      CitiStreet      CitiStreet
                                                              International   Small Company   Large Company   Diversified
                                                               Stock Fund      Stock Fund      Stock Fund      Bond Fund
                                                              -------------   -------------   -------------   ------------
INVESTMENT INCOME
Dividends...................................................  $  6,521,275(a)  $ 1,699,109(b)  $ 5,175,294(c) $    209,887
Interest....................................................       174,267          94,142           2,552      16,192,868
                                                              ------------     -----------     -----------    ------------
 Total income...............................................     6,695,542       1,793,251       5,177,846      16,402,755
                                                              ------------     -----------     -----------    ------------
EXPENSES
Management fee (Note 3).....................................     1,540,066       1,151,167       1,793,696       1,646,555
Distribution fee (Note 3)...................................         6,976           5,460          12,016          15,239
Administration fee (Note 3).................................         2,790           2,184           4,806           6,095
Custodian fees (Note 3).....................................       193,861         150,618         156,363         157,439
Printing expense............................................        47,212          43,175          47,922          54,183
Directors fees & expenses...................................        19,592          19,517          20,333          20,506
Professional fees...........................................        25,826          25,423          37,028          40,703
Transfer Agent fees (Note 3)................................        12,923          12,693          14,871          15,151
Miscellaneous expenses......................................        25,095          24,766          26,257          27,164
                                                              ------------     -----------     -----------    ------------
 Total expenses before directed brokerage arrangements......     1,874,341       1,435,003       2,113,292       1,983,035
LESS:
Expenses paid under directed brokerage arrangements (Note
 4).........................................................       (10,883)         (3,722)        (51,219)             --
                                                              ------------     -----------     -----------    ------------
 Net expenses...............................................     1,863,458       1,431,281       2,062,073       1,983,035
                                                              ------------     -----------     -----------    ------------
 Net investment income......................................     4,832,084         361,970       3,115,773      14,419,720
                                                              ------------     -----------     -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain on:
   Investments..............................................    15,279,280      22,690,623      11,365,183       3,872,310
   Futures contracts........................................            --         242,152         399,235       1,698,527
   Options written..........................................            --              --              --         157,607
   Foreign currency transactions............................       130,158             324           1,194              --
                                                              ------------     -----------     -----------    ------------
 Total realized gains.......................................    15,409,438      22,933,099      11,765,612       5,728,444
                                                              ------------     -----------     -----------    ------------
 Net change in unrealized appreciation (depreciation) on:
   Investments..............................................   (10,631,811)     (1,194,031)         (4,605)    (18,804,920)
   Futures contracts........................................            --         (24,002)       (250,412)       (192,628)
   Options written..........................................            --              --              --         123,898
   Foreign currency transactions............................       (97,676)             (5)             --              --
                                                              ------------     -----------     -----------    ------------
 Total change in unrealized appreciation (depreciation).....   (10,729,487)     (1,218,038)       (255,017)    (18,873,650)
                                                              ------------     -----------     -----------    ------------
 Net realized and unrealized gain (loss) on investments.....     4,679,951      21,715,061      11,510,595     (13,145,206)
                                                              ------------     -----------     -----------    ------------
 Net increase in net assets from operations.................  $  9,512,035     $22,077,031     $14,626,368    $  1,274,514
                                                              ============     ===========     ===========    ============

(a) Net of foreign taxes withheld of $977,117
(b) Net of foreign taxes withheld of $4,730
(c) Net of foreign taxes withheld of $44,304

    The accompanying notes are an integral part of the financial statements.

                      (This page intentionally left blank)

Statements of Changes in Net Assets
CitiStreet Funds, Inc.

                                                                       CitiStreet
                                                                International Stock Fund
                                                              ----------------------------
                                                              Period ended     Year ended
                                                              June 30, 2004   December 31,
                                                               (Unaudited)        2003
                                                              -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income.......................................  $  4,832,084    $  5,316,041
Net realized gain (loss) on security transactions, futures
 contracts, option contracts, and foreign currency
 transactions...............................................    15,409,438     (27,724,278)
Net increase (decrease) in unrealized appreciation
 (depreciation) of investments, futures contracts, option
 contracts and foreign currency transactions................   (10,729,487)    122,829,138
                                                              ------------    ------------
 Net increase in net assets resulting from operations.......     9,512,035     100,420,901
                                                              ------------    ------------
DIVIDENDS TO SHAREHOLDERS
From net investment income
 I Shares...................................................            --      (2,817,046)
 R Shares...................................................            --          (8,820)
                                                              ------------    ------------
 Total distributions to shareholders........................            --      (2,825,866)
                                                              ------------    ------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
 I Shares...................................................    28,163,041      83,030,151
 R Shares...................................................     4,395,424       3,332,436
Distributions reinvested
 I Shares...................................................            --       2,817,046
 R Shares...................................................            --           8,820
Cost of shares repurchased
 I Shares...................................................   (27,853,303)    (94,899,213)
 R Shares...................................................      (352,574)        (28,557)
                                                              ------------    ------------
 Net increase (decrease) from capital share transactions....     4,352,588      (5,739,317)
                                                              ------------    ------------
Net increase in net assets..................................    13,864,623      91,855,718
                                                              ------------    ------------
NET ASSETS
Beginning of period.........................................   423,853,706     331,997,988
                                                              ------------    ------------
End of period...............................................  $437,718,329    $423,853,706
                                                              ============    ============
Undistributed net investment income.........................  $ 10,582,948    $  5,750,864
                                                              ============    ============
CAPITAL SHARES I SHARES
Capital shares outstanding, beginning of period.............    35,110,391      35,798,060
Capital shares issued.......................................     2,308,223       8,703,119
Capital shares from distributions reinvested................            --         278,089
Capital shares redeemed.....................................    (2,279,109)     (9,668,877)
                                                              ------------    ------------
Capital shares outstanding, end of period...................    35,139,505      35,110,391
                                                              ============    ============
CAPITAL SHARES R SHARES
Capital shares outstanding, beginning of period.............       318,230             238
Capital shares issued.......................................       361,202         320,297
Capital shares from distributions reinvested................            --             873
Capital shares redeemed.....................................       (28,821)         (3,178)
                                                              ------------    ------------
Capital shares outstanding, end of period...................       650,611         318,230
                                                              ============    ============

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
CitiStreet Funds, Inc.

             CitiStreet                     CitiStreet                     CitiStreet
      Small Company Stock Fund       Large Company Stock Fund        Diversified Bond Fund
    ----------------------------   ----------------------------   ----------------------------
    Period ended     Year ended    Period ended     Year ended    Period ended     Year ended
    June 30, 2004   December 31,   June 30, 2004   December 31,   June 30, 2004   December 31,
     (Unaudited)        2003        (Unaudited)        2003        (Unaudited)        2003
    -------------   ------------   -------------   ------------   -------------   ------------
    $    361,970    $   795,836    $  3,115,773    $ 5,947,567    $ 14,419,720    $ 27,016,849
      22,933,099     (3,687,645)     11,765,612     (2,007,724)      5,728,444       7,370,020
      (1,218,038)   113,717,117        (255,017)   134,113,283     (18,873,650)      1,925,427
    ------------    ------------   ------------    ------------   ------------    ------------
      22,077,031    110,825,308      14,626,368    138,053,126       1,274,514      36,312,296
    ------------    ------------   ------------    ------------   ------------    ------------
              --       (394,209)             --     (3,827,581)             --     (27,566,547)
              --           (338)             --        (12,018)             --        (137,445)
    ------------    ------------   ------------    ------------   ------------    ------------
              --       (394,547)             --     (3,839,599)             --     (27,703,992)
    ------------    ------------   ------------    ------------   ------------    ------------
      18,611,284     66,302,083      39,216,621    102,425,521      78,366,126     106,264,799
       3,171,855      2,635,111       7,124,562      6,022,528      10,337,074       7,786,855
              --        394,209              --      3,827,581              --      27,566,547
              --            338              --         12,018              --         137,445
     (20,195,347)   (21,988,039)    (17,887,604)   (24,742,693)    (10,688,885)    (71,657,501)
         (24,845)       (27,987)        (44,274)       (62,738)        (65,236)        (36,240)
    ------------    ------------   ------------    ------------   ------------    ------------
       1,562,947     47,315,715      28,409,305     87,482,217      77,949,079      70,061,905
    ------------    ------------   ------------    ------------   ------------    ------------
      23,639,978    157,746,476      43,035,673    221,695,744      79,223,593      78,670,209
    ------------    ------------   ------------    ------------   ------------    ------------
     378,762,937    221,016,461     654,589,186    432,893,442     707,290,045     628,619,836
    ------------    ------------   ------------    ------------   ------------    ------------
    $402,402,915    $378,762,937   $697,624,859    $654,589,186   $786,513,638    $707,290,045
    ============    ============   ============    ============   ============    ============
    $  1,220,129    $   858,159    $  9,069,238    $ 5,953,465    $ 41,427,001    $ 27,007,281
    ============    ============   ============    ============   ============    ============
      30,897,384     25,971,457      60,670,273     51,587,814      59,814,730      54,396,608
       1,473,974      7,013,981       3,625,060     11,340,628       6,646,148       9,053,248
              --         36,333              --        396,641              --       2,443,843
      (1,595,671)    (2,124,387)     (1,657,192)    (2,654,810)       (906,988)     (6,078,969)
    ------------    ------------   ------------    ------------   ------------    ------------
    30,775,687..     30,897,384      62,638,141     60,670,273      65,553,890      59,814,730
    ============    ============   ============    ============   ============    ============
         240,577            176         612,474            298         677,805             162
         252,623        240,101         661,241        609,383         883,212         668,541
              --             31              --          1,248              --          12,217
          (1,996)           269          (4,126)         1,545          (5,615)         (3,115)
    ------------    ------------   ------------    ------------   ------------    ------------
         491,204        240,577       1,269,589        612,474       1,555,402         677,805
    ============    ============   ============    ============   ============    ============

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                     International Stock Fund -- I Shares
                                                    -----------------------------------------------------------------------
                                                                                     Year ended December 31,
                                                    Six months ended   ----------------------------------------------------
                                                    June 30, 2004(3)     2003       2002       2001       2000       1999
                                                    ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE
 Beginning of period..............................      $  11.96       $   9.27   $  12.45   $  19.58   $  22.33   $  16.85
                                                        --------       --------   --------   --------   --------   --------
OPERATIONS
 Net investment income(1).........................          0.14+          0.15+      0.08       0.03       0.24       0.17
 Net realized and unrealized gain (loss) on
   investments....................................          0.13           2.62      (2.83)     (4.22)     (1.97)      5.31
                                                        --------       --------   --------   --------   --------   --------
 Total from investment operations.................          0.27           2.77      (2.75)     (4.19)     (1.73)      5.48
                                                        --------       --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.............            --          (0.08)     (0.07)     (0.21)     (0.18)        --
 Distributions from net realized gains on
   investments....................................            --             --      (0.36)     (2.73)     (0.84)        --
                                                        --------       --------   --------   --------   --------   --------
 Total distributions..............................            --          (0.08)     (0.43)     (2.94)     (1.02)        --
                                                        --------       --------   --------   --------   --------   --------
NET ASSET VALUE
 End of period....................................      $  12.23       $  11.96   $   9.27   $  12.45   $  19.58   $  22.33
                                                        ========       ========   ========   ========   ========   ========
TOTAL RETURN(2)...................................          2.26%         30.04%    (22.31)%   (21.44)%    (8.03)%    32.52%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $429,803       $420,060   $331,996   $368,195   $344,409   $388,492
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.87%(4)       0.90%      0.90%      0.86%      0.75%      0.72%
   After repayments/reimbursements and before
     directed brokerage arrangements..............          0.87%(4)       0.90%      0.90%      0.86%      0.75%      0.72%
   After repayments/reimbursements and directed
     brokerage arrangements.......................          0.86%(4)       0.89%      0.89%      0.85%      0.74%      0.71%
 Ratios of net investment income to average net
   assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          2.23%(4)       1.50%      0.91%      0.70%      0.93%      0.90%
   After repayment/reimbursements and directed
     brokerage arrangements.......................          2.24%(4)       1.51%      0.92%      0.71%      0.94%      0.91%
 Portfolio turnover rate..........................         22.82%         48.31%     54.15%     68.20%     23.94%     18.36%
---------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown. Total return is not annualized for periods of less than one year.
(3) Unaudited.
(4) Annualized.
 + Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                           International Stock Fund -- R Shares
                                                              --------------------------------------------------------------
                                                                                                       For the period
                                                                 Six months       Year ended          October 1, 2002
                                                                   ended         December 31,   (commencement of operations)
                                                              June 30, 2004(5)       2003           to December 31, 2002
                                                              ----------------   ------------   ----------------------------
NET ASSET VALUE
 Beginning of period........................................      $  11.92          $ 9.27                $   8.67
                                                                  --------          ------                --------
OPERATIONS
 Net investment income (loss)(1)............................          0.13+           0.01+                  (0.01)
 Net realized and unrealized gain on investments............          0.12            2.71                    0.61
                                                                  --------          ------                --------
 Total from investment operations...........................          0.25            2.72                    0.60
                                                                  --------          ------                --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.......................            --           (0.07)                     --
 Distributions from net realized gains on investments.......            --              --                      --
                                                                  --------          ------                --------
 Total distributions........................................            --           (0.07)                     --
                                                                  --------          ------                --------
NET ASSET VALUE
 End of period..............................................      $  12.17          $11.92                $   9.27
                                                                  ========          ======                ========
TOTAL RETURN(2).............................................          2.10%          29.49%                   6.92%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)................      $  7,915          $3,793                $      2
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements ).........................................          1.22%(3)        1.24%                   1.25%(3)
   After repayments/reimbursements and before directed
     brokerage arrangements.................................          1.22%(3)        1.24%                   1.25%(3)
   After repayments/reimbursements and directed brokerage
     arrangements...........................................          1.21%(3)        1.24%                   1.25%(3)
 Ratios of net investment income (loss) to average net
   assets:
   Before repayments/reimbursements and directed brokerage
     arrangements...........................................          2.22%(3)        0.20%                  (0.51)%(3)
   After repayments/reimbursements and directed brokerage
     arrangements...........................................          2.23%(3)        0.20%                  (0.51)%(3)
 Portfolio turnover rate....................................         22.82%          48.31%                  54.15%(4)
----------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total Return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total return is not annualized for periods of less than one year.
(3) Annualized.
(4) Represents portfolio turnover for the fund for the entire year.
(5) Unaudited.
 + Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                     Small Company Stock Fund -- I Shares
                                                    -----------------------------------------------------------------------
                                                                                     Year ended December 31,
                                                    Six months ended   ----------------------------------------------------
                                                    June 30, 2004(3)     2003       2002       2001       2000       1999
                                                    ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE
 Beginning of period..............................      $  12.16       $   8.51   $  11.28   $  17.23   $  16.42   $  13.09
                                                        --------       --------   --------   --------   --------   --------
OPERATIONS
 Net investment income (loss)(1)..................          0.01+          0.03+      0.01       0.06       0.01      (0.04)
 Net realized and unrealized gain (loss) on
   investments....................................          0.70           3.63      (2.68)     (0.15)      1.66       4.58
                                                        --------       --------   --------   --------   --------   --------
 Total from investment operations.................          0.71           3.66      (2.67)     (0.09)      1.67       4.54
                                                        --------       --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.............            --          (0.01)     (0.05)     (0.01)        --         --
 Distributions from net realized gains on
   investments....................................            --             --      (0.05)     (5.85)     (0.86)     (1.21)
                                                        --------       --------   --------   --------   --------   --------
 Total distributions..............................            --          (0.01)     (0.10)     (5.86)     (0.86)     (1.21)
                                                        --------       --------   --------   --------   --------   --------
NET ASSET VALUE
 End of period....................................      $  12.87       $  12.16   $   8.51   $  11.28   $  17.23   $  16.42
                                                        ========       ========   ========   ========   ========   ========
TOTAL RETURN(2)...................................          5.84%         43.06%    (23.72)%     1.57%     10.08%     36.71%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $396,112       $375,847   $221,015   $276,788   $367,278   $373,638
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.73%(4)       0.79%      0.76%      0.77%      0.84%      0.87%
   After repayments/reimbursements and before
     directed brokerage arrangements..............          0.73%(4)       0.79%      0.76%      0.77%      0.84%      0.87%
   After repayments/reimbursements and directed
     brokerage arrangements.......................          0.73%(4)       0.79%      0.76%      0.74%      0.81%      0.83%
 Ratios of net investment income (loss) to average
   net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.19%(4)       0.27%      0.24%      0.41%      0.01%     (0.36)%
   After repayment/reimbursements and directed
     brokerage arrangements.......................          0.19%(4)       0.27%      0.24%      0.44%      0.04%     (0.32)%
 Portfolio turnover rate..........................         29.03%         83.46%     52.35%     94.86%    154.61%    113.01%
---------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown. Total return is not annualized for periods of less than one year.
(3) Unaudited.
(4) Annualized.
 + Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                             Small Company Stock Fund -- R Shares
                                                             --------------------------------------------------------------------
                                                                                                            For the period
                                                                Six months          Year ended             October 1, 2002
                                                                   ended           December 31,      (commencement of operations)
                                                             June 30, 2004(6)          2003              to December 31, 2002
                                                             -----------------   -----------------   ----------------------------
NET ASSET VALUE
 Beginning of period.......................................       $12.12              $ 8.50                    $8.19
                                                                  ------              ------                    -----
OPERATIONS
 Net investment income (loss)(1)...........................        (0.01)+             (0.01)+                   0.01
 Net realized and unrealized gain on investments...........         0.70                3.63                     0.30
                                                                  ------              ------                    -----
 Total from investment operations..........................         0.69                3.62                     0.31
                                                                  ------              ------                    -----
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income......................           --               (0.00)(5)                   --
 Distributions from net realized gains on investments......           --                  --                       --
                                                                  ------              ------                    -----
 Total distributions.......................................           --               (0.00)                      --
                                                                  ------              ------                    -----
NET ASSET VALUE
 End of period.............................................       $12.81              $12.12                    $8.50
                                                                  ======              ======                    =====
TOTAL RETURN(2)............................................         5.69%              42.64%                    3.79%

RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)...............       $6,291              $2,916                    $   1
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements..........................................         1.08%(3)            1.14%                    1.11%(3)
   After repayments/reimbursements and before directed
     brokerage arrangements................................         1.08%(3)            1.14%                    1.11%(3)
   After repayments/reimbursements and directed brokerage
     arrangements..........................................         1.08%(3)            1.14%                    1.11%(3)
 Ratios of net investment income (loss) to average net
   assets:
   Before repayments/reimbursements and directed brokerage
     arrangements..........................................       (0.14)%(3)           (0.10)%                   0.20%(3)
   After repayments/reimbursements and directed brokerage
     arrangements..........................................       (0.14)%(3)           (0.10)%                   0.20%(3)
 Portfolio turnover rate...................................        29.03%              83.46%                   52.35%(4)
---------------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total Return is calculated assuming an initial investment made at net asset value at the beginning of period, all dividends and distributions are reinvested and redemptions on the last day of the period. Total return is not annualized for periods of less than one year.
(3) Annualized.
(4) Represents portfolio turnover for the fund for the entire year.
(5) Amount is less than $.005 per share.
(6) Unaudited.
 +  Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                     Large Company Stock Fund -- I Shares
                                                    -----------------------------------------------------------------------
                                                                                     Year ended December 31,
                                                    Six months ended   ----------------------------------------------------
                                                    June 30, 2004(3)     2003       2002       2001       2000       1999
                                                    ----------------   --------   --------   --------   --------   --------
NET ASSET VALUE
 Beginning of period..............................      $  10.68       $   8.39   $  10.95   $  13.98   $  17.61   $  20.61
                                                        --------       --------   --------   --------   --------   --------
OPERATIONS
 Net investment income(1).........................          0.05+          0.10+      0.07       0.05       0.11       0.22
 Net realized and unrealized gain (loss) on
   investments....................................          0.19           2.25      (2.57)     (2.26)     (2.66)     (0.06)
                                                        --------       --------   --------   --------   --------   --------
 Total from investment operations.................          0.24           2.35      (2.50)     (2.21)     (2.55)      0.16
                                                        --------       --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.............            --          (0.06)     (0.06)     (0.10)     (0.20)     (0.27)
 Distributions from net realized gains on
   investments....................................            --             --         --      (0.72)     (0.88)     (2.89)
                                                        --------       --------   --------   --------   --------   --------
 Total distributions..............................            --          (0.06)     (0.06)     (0.82)     (1.08)     (3.16)
                                                        --------       --------   --------   --------   --------   --------
NET ASSET VALUE
 End of period....................................      $  10.92       $  10.68   $   8.39   $  10.95   $  13.98   $  17.61
                                                        ========       ========   ========   ========   ========   ========
TOTAL RETURN(2)...................................          2.25%         28.14%    (22.84)%   (15.74)%   (14.96)%    (0.28)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $683,843       $648,073   $432,891   $472,712   $442,439   $470,417
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.62%(4)       0.63%      0.70%      0.69%      0.68%      0.64%
   After repayments/reimbursements and before
     directed brokerage arrangements..............          0.62%(4)       0.63%      0.70%      0.69%      0.68%      0.64%
   After repayments/reimbursements and directed
     brokerage arrangements.......................          0.60%(4)       0.62%      0.67%      0.68%      0.65%      0.62%
 Ratios of net investment income to average net
   assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.92%(4)       1.10%      0.85%      0.67%      0.83%      1.17%
   After repayment/reimbursements and directed
     brokerage arrangements.......................          0.94%(4)       1.12%      0.88%      0.68%      0.86%      1.19%
 Portfolio turnover rate..........................         17.09%         26.89%     60.04%     71.67%    157.89%     56.15%
---------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect charges attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown. Total return is not annualized for periods of less than one year.
(3) Unaudited.
(4) Annualized.
 + Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                           Large Company Stock Fund -- R Shares
                                                              --------------------------------------------------------------
                                                                                                       For the period
                                                                 Six months       Year ended          October 1, 2002
                                                                   ended         December 31,   (commencement of operations)
                                                              June 30, 2004(5)       2003           to December 31, 2002
                                                              ----------------   ------------   ----------------------------
NET ASSET VALUE
 Beginning of period........................................      $ 10.64           $ 8.38                 $ 7.76
                                                                  -------           ------                 ------
OPERATIONS
 Net investment income(1)...................................         0.03+            0.04+                  0.01
 Net unrealized and unrealized gain on investments..........         0.19             2.28                   0.61
                                                                  -------           ------                 ------
                                                                     0.22             2.32                   0.62
                                                                  -------           ------                 ------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.......................           --            (0.06)                    --
 Distributions from net realized gains on investments.......           --               --                     --
                                                                  -------           ------                 ------
 Total distributions........................................           --            (0.06)                    --
                                                                  -------           ------                 ------
NET ASSET VALUE
 End of period..............................................      $ 10.86           $10.64                 $ 8.38
                                                                  =======           ======                 ======
TOTAL RETURN(2).............................................         2.07%           27.71%                  7.99%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)....................      $13,782           $6,516                 $    2
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements...........................................         0.97%(3)         0.98%                  1.05%(3)
   After repayments/reimbursements and before directed
     brokerage arrangements.................................         0.97%(3)         0.98%                  1.05%(3)
   After repayments/reimbursements and directed brokerage
     arrangements...........................................         0.95%(3)         0.96%                  1.05%(3)
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements...........................................         0.60%(3)         0.72%                  0.59%(3)
   After repayments/reimbursements and directed brokerage
     arrangements...........................................         0.62%(3)         0.74%                  0.59%(3)
 Portfolio turnover rate....................................        17.09%           26.89%                 60.04%(4)
----------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total Return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total return is not annualized for periods of less than one year.
(3) Annualized.
(4) Represents portfolio turnover for the fund for the entire year.
(5) Unaudited.
 +  Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                        Diversified Bond Fund -- I Shares
                                                    -------------------------------------------------------------------------
                                                                                      Year ended December 31,
                                                    Six months ended   ------------------------------------------------------
                                                    June 30, 2004(5)     2003       2002     2001(3)(4)   2000(4)    1999(4)
                                                    ----------------   --------   --------   ----------   --------   --------
NET ASSET VALUE
 Beginning of period..............................      $  11.69       $  11.56   $  11.06    $  10.74    $  10.18   $  11.49
                                                        --------       --------   --------    --------    --------   --------
OPERATIONS
 Net investment income(1).........................          0.23+          0.47+      0.52+       0.57+       0.71       0.65
 Net realized and unrealized gain (loss) on
   investments....................................         (0.20)          0.16       0.45        0.16        0.49      (0.98)
                                                        --------       --------   --------    --------    --------   --------
 Total from investment operations.................          0.03           0.63       0.97        0.73        1.20      (0.33)
                                                        --------       --------   --------    --------    --------   --------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.............            --          (0.50)     (0.47)      (0.41)      (0.64)     (0.67)
 Distributions from net realized gains on
   investments....................................            --             --         --          --          --      (0.31)
                                                        --------       --------   --------    --------    --------   --------
 Total distributions..............................            --          (0.50)     (0.47)      (0.41)      (0.64)     (0.98)
                                                        --------       --------   --------    --------    --------   --------
NET ASSET VALUE
 End of period....................................      $  11.72       $  11.69   $  11.56    $  11.06    $  10.74   $  10.18
                                                        ========       ========   ========    ========    ========   ========
TOTAL RETURN(2)...................................          0.26%          5.58%      8.97%       6.86%      12.35%     (2.74)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)......      $768,377       $699,392   $628,639    $531,202    $284,479   $254,368
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          0.53%(6)       0.55%      0.56%       0.65%       0.62%      0.60%
   After repayments/reimbursements and before
     directed brokerage arrangements..............          0.53%(6)       0.55%      0.56%       0.65%       0.62%      0.60%
   After repayments/reimbursements and directed
     brokerage arrangements.......................          0.53%(6)       0.55%      0.56%       0.65%       0.62%      0.60%
 Ratios of net investment income to average net
   assets:
   Before repayments/reimbursements and directed
     brokerage arrangements.......................          3.87%(6)       4.09%      4.61%       5.18%       7.14%      6.41%
   After repayments/reimbursements and directed
     brokerage arrangements.......................          3.87%(6)       4.09%      4.61%       5.18%       7.14%      6.41%
 Portfolio turnover rate..........................         89.63%        197.49%    211.37%     341.70%     163.11%     81.29%
-----------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayments and directed brokerage arrangements.
(2) Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns do not reflect changes attributable to separate account expenses deducted by the insurance company for variable annuity contract shareholders. Inclusion of these charges would reduce the total return shown. Total return is not annualized for periods of less than one year.
(3) The fund has adopted the provisions of the AICPA Audit Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.25% to 5.18%. Per share data and ratios/supplemental data for periods prior to January 1, 2002 have not been restated to reflect this change in presentation.
(4) Financial information prior to April 27, 2001 is that of Long-Term Bond
    Fund.
(5) Unaudited.
(6) Annualized.
 + Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
CitiStreet Funds, Inc.

                                                                            Diversified Bond Fund -- R Shares
                                                              --------------------------------------------------------------
                                                                                                       For the period
                                                                 Six months       Year ended          October 1, 2002
                                                                   ended         December 31,   (commencement of operations)
                                                              June 30, 2004(5)       2003           to December 31, 2002
                                                              ----------------   ------------   ----------------------------
NET ASSET VALUE
 Beginning of period........................................      $ 11.65           $11.55               $   11.32
                                                                  -------           ------               ---------
OPERATIONS
 Net investment income(1)...................................         0.21+            0.23+                   0.11+
 Net realized and unrealized gain (loss) on investments.....        (0.20)            0.36                    0.12
                                                                  -------           ------               ---------
 Total from investment operations...........................         0.01             0.59                    0.23
                                                                  -------           ------               ---------
DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income.......................           --            (0.49)                     --
 Distributions from net realized gains on investments.......           --               --                      --
                                                                  -------           ------               ---------
 Total distributions........................................           --            (0.49)                     --
                                                                  -------           ------               ---------
NET ASSET VALUE
 End of period..............................................        11.66           $11.65               $   11.55
                                                                  =======           ======               =========
TOTAL RETURN(2).............................................         0.09%            5.24%                   2.03%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (000's omitted)................      $18,137           $7,898               $       2
 Ratios of expenses to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements...........................................         0.88%(3)         0.90%                   0.91%(3)
   After repayments/reimbursements and before directed
     brokerage arrangements.................................         0.88%(3)         0.90%                   0.91%(3)
   After repayments/reimbursements and directed brokerage
     arrangements...........................................         0.88%(3)         0.90%                   0.91%(3)
 Ratios of net investment income to average net assets:
   Before repayments/reimbursements and directed brokerage
     arrangements...........................................         3.53%(3)         3.54%                   3.94%(3)
   After repayments/reimbursements and directed brokerage
     arrangements...........................................         3.53%(3)         3.54%                   3.94%(3)
 Portfolio turnover rate....................................        89.63%          197.49%                 211.37%(4)
----------------------------------------------------------------------------------------------------------------------------

(1) Net of expense reimbursements, repayment and directed brokerage arrangements.
(2) Total Return is calculated assuming an initial investment made at net asset value at the beginning of the period, all dividends and distributions are reinvested and redemption on the last day of the period. Total returns are not annualized for periods of less than one year.
(3) Annualized.
(4) Represents portfolio turnover for the fund for the entire year.
(5) Unaudited.
 +  Calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2004 (Unaudited)

Shares                                         Value
--------------------------------------------------------
COMMON STOCKS -- 96.7%
ADVERTISING -- 0.2%
     88,401   WPP Group Plc. .............  $    897,469
                                            ------------
AEROSPACE & DEFENSE -- 0.2%
     25,685   European Aeronautic Defense
              and Space Co.#..............       715,844
                                            ------------
APPAREL & TEXTILES -- 0.4%
     22,118   LVMH Moet Hennessy Louis
              Vuitton SA#.................     1,601,697
                                            ------------
AUTOMOTIVE -- 4.7%
     66,526   Bayerische Motoren Werke
              AG#*........................     2,947,254
     31,000   Bridgestone Corp.#..........       581,188
     22,393   DaimlerChrysler AG*.........     1,047,433
     27,100   Denso Corp. ................       629,512
     89,100   Honda Motor Co., Ltd. ......     4,286,122
     33,721   Renault SA#*................     2,571,328
    171,600   TI Automotive, Ltd. (b)*....             0
    207,000   Toyota Motor Corp. .........     8,367,461
                                            ------------
                                              20,430,298
                                            ------------
BANKING -- 17.4%
    138,916   ABN AMRO Holding NV.........     3,042,459
      6,844   Allied Irish Banks Plc. ....       106,126
     85,812   Allied Irish Banks Plc. ....     1,327,500
    258,420   Australia & New Zealand
              Banking Group, Ltd. ........     3,283,595
    237,677   Banco Santander Central
              Hispano SA..................     2,469,556
     31,501   Bank of Ireland.............       420,550
    328,141   Barclays Plc. ..............     2,794,483
    160,302   BNP Paribas#................     9,870,584
     58,013   Credit Agricole SA#*........     1,413,312
     75,472   Credit Suisse Group*........     2,682,725
     20,324   Deutsche Bank AG#...........     1,598,785
     64,997   Fortis*.....................     1,436,195
     81,200   Hang Seng Bank, Ltd. .......     1,041,066

Shares                                         Value
--------------------------------------------------------
    263,338   HBOS Plc. ..................  $  3,258,295
    378,165   HSBC Holdings Plc. .........     5,621,722
        272   Mitsubishi Tokyo Financial
              Group, Inc. ................     2,512,415
     92,849   National Australia Bank,
              Ltd. .......................     1,925,854
    161,610   Nordea Bank AB..............     1,164,940
    100,000   Oversea-Chinese Banking
              Corp. ......................       702,957
     14,723   Royal Bank of Canada#.......       649,389
    192,593   Royal Bank Scotland Group
              Plc. .......................     5,544,535
    347,749   Sanpaolo IMI SpA#*..........     4,193,569
        804   Sumitomo Mitsui Financial
              Group, Inc.#................     5,499,950
    123,732   UBS AG......................     8,722,221
    386,535   UniCredito Italiano SpA#....     1,911,603
    280,000   United Overseas Bank,
              Ltd. .......................     2,179,748
     70,862   Westpac Banking Corp. ......       866,909
                                            ------------
                                              76,241,043
                                            ------------
BUILDING & CONSTRUCTION -- 3.7%
    417,000   Asahi Glass Co., Ltd.#......     4,328,456
     78,323   Bouygues#*..................     2,625,551
     31,791   CRH Plc. ...................       673,808
    235,095   CRH Plc. ...................     4,971,368
     74,511   James Hardie Industries NV..       310,755
     16,558   Lafarge SA#*................     1,478,409
     49,855   RMC Group Plc. .............       548,620
     15,452   Travis Perkins Plc. ........       384,618
      9,319   Vinci SA#...................       939,902
                                            ------------
                                              16,261,487
                                            ------------
BUSINESS SERVICES & SUPPLIES -- 2.4%
    132,100   Canon, Inc. ................     6,946,591
    162,000   Ricoh Co., Ltd. ............     3,437,194
                                            ------------
                                              10,383,785
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
CHEMICALS -- 2.8%
     41,403   Akzo Nobel NV...............  $  1,524,589
     62,697   Bayer AG#...................     1,809,997
    178,492   BOC Group Plc. .............     2,986,721
     74,100   Nitto Denko Corp. ..........     3,781,407
     39,400   Shin-Etsu Chemical Co.,
              Ltd. .......................     1,405,277
     76,111   Yara International ASA*.....       614,959
                                            ------------
                                              12,122,950
                                            ------------
COMMERCIAL SERVICES -- 0.2%
     63,000   Toppan Printing Co.,
              Ltd. .......................       711,555
                                            ------------
COMPUTERS & INFORMATION -- 0.1%
     88,000   Fujitsu, Ltd. ..............       618,885
                                            ------------
COSMETICS & PERSONAL CARE -- 0.5%
     19,000   Kao Corp. ..................       456,994
     22,252   L'Oreal SA#.................     1,779,453
                                            ------------
                                               2,236,447
                                            ------------
DISTRIBUTION & WHOLESALE -- 1.0%
    118,500   Esprit Holdings, Ltd. ......       530,232
    366,000   Li & Fung, Ltd. ............       534,944
    204,000   Sumitomo Corp. .............     1,477,598
    107,086   Wolseley Plc. ..............     1,659,866
                                            ------------
                                               4,202,640
                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
      1,310   Acom Co., Ltd. .............        84,941
    160,000   Nomura Holdings, Inc. ......     2,363,163
    184,500   Swire Pacific, Ltd. ........     1,194,565
    172,479   Tomkins Plc. ...............       858,327
                                            ------------
                                               4,500,996
                                            ------------
ELECTRICAL EQUIPMENT -- 1.7%
    305,000   Hitachi, Ltd. ..............     2,094,792
    406,500   Johnson Electric Holdings,
              Ltd. .......................       411,727
    144,000   Mitsubishi Electric
              Corp. ......................       705,876

Shares                                         Value
--------------------------------------------------------
    179,000   Sharp Corp. ................  $  2,853,326
    117,000   Sumitomo Electric
              Industries, Ltd. ...........     1,190,919
                                            ------------
                                               7,256,640
                                            ------------
ELECTRONICS -- 2.7%
     52,300   Fanuc, Ltd.#................     3,113,750
    205,800   Flextronics International,
              Ltd.*.......................     3,282,510
    173,023   Koninklijke Philips
              Electronics NV..............     4,664,102
      6,500   Murata Manufacturing Co.,
              Ltd. .......................       369,747
     12,000   Secom Co., Ltd. ............       508,116
                                            ------------
                                              11,938,225
                                            ------------
ENTERTAINMENT & LEISURE -- 0.6%
     32,393   Carnival Plc. ..............     1,572,664
      9,700   Nintendo Co., Ltd. .........     1,122,182
                                            ------------
                                               2,694,846
                                            ------------
FOOD, BEVERAGE & TOBACCO -- 8.4%
    101,053   British American Tobacco
              Plc. .......................     1,565,437
    163,480   Cadbury Schweppes Plc. .....     1,409,995
     36,081   Carrefour SA#*..............     1,752,736
    363,913   Compass Group Plc. .........     2,220,020
    379,520   Diageo Plc. ................     5,115,520
     57,878   Heineken NV.................     1,904,236
        163   Japan Tobacco, Inc. ........     1,264,109
     24,761   Koninklijke Ahold NV*.......       194,541
     30,863   Metro AG#*..................     1,464,670
     33,279   Nestle SA...................     8,878,653
     36,852   Royal Numico NV*............     1,185,529
  1,326,554   Tesco Plc. .................     6,403,077
     17,304   Unilever NV.................     1,182,475
    240,128   Unilever Plc. ..............     2,355,127
                                            ------------
                                              36,896,125
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.4%
    139,879   Stora Enso Oyj..............  $  1,899,810
                                            ------------
HEALTHCARE -- 1.4%
     38,300   Hoya Corp. .................     4,000,055
    209,669   Smith & Nephew Plc. ........     2,255,948
                                            ------------
                                               6,256,003
                                            ------------
HOTELS & RESTAURANTS -- 0.4%
     35,666   Enterprise Inns Plc. .......       371,789
     95,741   Intercontinental Hotels
              Group Plc. .................     1,011,039
     25,835   Whitbread Plc. .............       385,229
                                            ------------
                                               1,768,057
                                            ------------
HOUSEHOLD PRODUCTS -- 0.8%
     24,439   Electrolux AB Class B.......       469,231
     53,000   Matsushita Electric
              Industrial Co., Ltd. .......       750,807
     26,800   Sony Corp. .................     1,007,344
    112,000   Toto, Ltd. .................     1,175,875
                                            ------------
                                               3,403,257
                                            ------------
INDUSTRIAL MACHINERY -- 0.9%
     10,900   Atlas Copco AB..............       404,803
    347,000   Komatsu, Ltd. ..............     2,097,645
      6,468   Schneider Electric SA#*.....       441,993
     58,000   THK Co., Ltd.#..............     1,095,341
                                            ------------
                                               4,039,782
                                            ------------
INSURANCE -- 6.3%
    196,455   AXA#........................     4,331,361
    348,699   ING Group NV................     8,240,152
         75   Millea Holdings, Inc. ......     1,111,162
    458,000   Mitsui Sumitomo Insurance
              Co., Ltd. ..................     4,293,292
    138,893   Prudential Plc..............     1,194,788
    126,000   QBE Insurance Group, Ltd.#..     1,121,057

Shares                                         Value
--------------------------------------------------------
     58,339   Swiss Reinsurance*..........  $  3,790,940
     22,543   Zurich Financial Services
              AG..........................     3,560,890
                                            ------------
                                              27,643,642
                                            ------------
MANUFACTURING -- 1.5%
     30,000   Fuji Photo Film Co.,
              Ltd. .......................       938,315
     62,022   Siemens AG..................     4,465,699
     77,665   Smiths Group Plc. ..........     1,051,064
                                            ------------
                                               6,455,078
                                            ------------
METALS & MINING -- 0.6%
    133,200   Assa Abloy AB Class B*......     1,703,495
     56,129   BHP Billiton Plc. ..........       486,904
    164,000   Nippon Steel Corp. .........       343,463
                                            ------------
                                               2,533,862
                                            ------------
MULTIMEDIA -- 3.0%
    305,353   British Sky Broadcasting
              Plc. .......................     3,443,235
    310,527   News Corp., Ltd.#...........     2,736,944
     93,931   Reed Elsevier NV............     1,320,376
    449,315   Reed Elsevier Plc. .........     4,366,062
     51,486   VNU NV......................     1,497,009
                                            ------------
                                              13,363,626
                                            ------------
OIL & GAS -- 6.8%
    183,832   BG Group Plc. ..............     1,132,282
    897,026   BP Plc. ....................     7,919,690
    520,787   Ente Nazionale Idrocarburi
              SpA#*.......................    10,352,925
     55,274   Total SA#...................    10,550,490
                                            ------------
                                              29,955,387
                                            ------------
PHARMACEUTICALS -- 10.0%
     21,427   Altana AG#*.................     1,290,134
     60,371   AstraZeneca Plc.............     2,707,710
     65,909   Aventis SA#.................     4,981,605
     14,500   Eisai Co., Ltd. ............       416,388
    382,049   GlaxoSmithKline Plc. .......     7,729,607
    183,631   Novartis AG.................     8,104,172

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
     40,923   Novo-Nordisk A/S Class B....  $  2,109,260
     66,761   Roche Holding AG*...........     6,612,640
     38,300   Sankyo Co., Ltd. ...........       828,383
     41,559   Sanofi-Synthelabo SA#.......     2,637,458
     21,914   Schering AG#................     1,292,763
     59,000   Shionogi & Co., Ltd. .......     1,012,246
     92,700   Takeda Pharmaceutical Co.,
              Ltd. .......................     4,060,844
                                            ------------
                                              43,783,210
                                            ------------
REAL ESTATE -- 1.6%
    129,624   Cheung Kong Holdings,
              Ltd. .......................       955,598
    255,000   Henderson Land
              Development#................     1,098,504
    578,680   Sun Hung Kai Properties,
              Ltd. .......................     4,748,326
                                            ------------
                                               6,802,428
                                            ------------
RETAIL -- 1.3%
     59,941   GUS Plc. ...................       918,781
    197,737   Kingfisher Plc. ............     1,026,142
     63,228   Marks & Spencer Group Plc...       415,806
     28,051   Next Plc. ..................       723,648
     78,000   Seven-Eleven Japan Co.,
              Ltd. .......................     2,539,485
                                            ------------
                                               5,623,862
                                            ------------
SEMICONDUCTORS -- 0.9%
    114,332   ASML Holding NV*............     1,937,215
      9,000   Rohm Co., Ltd. .............     1,074,946
  5,061,000   Manufacturing International
              Corp.#......................     1,103,081
                                            ------------
                                               4,115,242
                                            ------------
SOFTWARE -- 1.0%
    186,043   Sage Group Plc. ............       629,023
     21,400   SAP AG#.....................     3,551,934
                                            ------------
                                               4,180,957
                                            ------------
TELECOMMUNICATIONS -- 8.0%
    191,795   BT Group Plc. ..............       690,195

Shares                                         Value
--------------------------------------------------------
     94,597   France Telecom*.............  $  2,468,196
        654   Nippon Telegraph & Telephone
              Corp. ......................     3,486,963
    170,082   Nokia Oyj...................     2,457,117
      1,428   NTT DoCoMo, Inc. ...........     2,546,618
    401,000   PCCW, Ltd.*.................       272,485
    102,372   Royal KPN NV................       780,618
    737,155   Telecom Italia SpA#.........     2,294,206
    349,441   Telefonica SA...............     5,171,695
    211,222   Telenor ASA.................     1,468,915
  6,058,014   Vodafone Group Plc. ........    13,261,467
                                            ------------
                                              34,898,475
                                            ------------
TRANSPORTATION -- 0.7%
        124   East Japan Railway Co. .....       694,024
    102,872   TPG NV......................     2,353,290
                                            ------------
                                               3,047,314
                                            ------------
UTILITIES-ELECTRIC -- 2.9%
    106,607   E.On AG#....................     7,700,575
     98,838   Endesa SA#..................     1,907,049
     63,170   National Grid Transco
              Plc.........................       487,287
     36,504   RWE AG*.....................     1,718,592
     82,142   Scottish and Southern Energy
              Plc. .......................     1,014,858
                                            ------------
                                              12,828,361
                                            ------------
UTILITIES-GAS -- 0.2%
    205,606   Centrica Plc. ..............       836,809
                                            ------------
TOTAL COMMON STOCKS
  (Cost $370,786,870).....................   423,146,094
                                            ------------
DEPOSITORY RECEIPTS -- 1.7%
AIRLINES -- 0.1%
     13,013   Ryanair Holdings Plc.
              (ADR)#*.....................       426,566
                                            ------------
ELECTRICAL EQUIPMENT -- 0.6%
     21,320   Samsung Electronics Co.,
              Ltd. (GDR) (a)..............     2,771,600
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
SEMICONDUCTORS -- 1.0%
    512,527   Taiwan Semiconductor
              Manufacturing Co., Ltd.
              (ADR).......................  $  4,259,101
                                            ------------
TOTAL DEPOSITORY RECEIPTS
  (Cost $7,239,315).......................     7,457,267
                                            ------------
Principal
Amount
---------
CONVERTIBLE BONDS
INSURANCE
$     4,856   AXA 0.010%, 12/21/04*.......  $    108,246
                                            ------------
TOTAL CONVERTIBLE BONDS
  (Cost $72,142)..........................       108,246
                                            ------------
FOREIGN OBLIGATIONS -- 0.2%
GOVERNMENT & AGENCY SECURITIES -- 0.2%
     47,087   Bundes Republic Deutschland
              5.250%, 6/4/11 (d) (h)......        63,162
      9,811   Federal Republic of Germany
              4.250%, 2/15/08 (d) (h).....        12,521
    390,790   Federal Republic of Germany
              5.000%, 1/4/12 (d) (h)......       515,745
      6,599   Federal Republic of Germany
              5.250%, 1/4/08 (d) (h)......         8,766
      5,351   Federal Republic of Germany
              6.000%, 1/5/06 (d) (h)......         7,041
      8,206   Federal Republic of Germany
              6.000%, 1/4/07 (d) (h)......        11,022
     29,519   Federal Republic of Germany
              6.250%, 1/4/30 (d) (h)......        43,856
     59,751   Federal Republic of Germany
              6.500%, 10/14/05 (d) (h)....        79,912
                                            ------------
                                                 742,025
                                            ------------
TOTAL FOREIGN OBLIGATIONS
  (Cost $742,025).........................       742,025
                                            ------------

Principal
Amount                                         Value
--------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
U.S. TREASURY BONDS
$     2,850   United States Treasury Bonds
              5.375%, 2/15/31 (d).........  $      2,933
                                            ------------
U.S. TREASURY NOTES
     20,157   United States Treasury Notes
              5.750%, 8/15/10 (d).........        22,412
                                            ------------
U.S. TREASURY TIPS
        152   United States Treasury
              Inflation Indexed Bonds
              3.000%, 7/15/12 (d) (e).....           174
      2,828   United States Treasury
              Inflation Indexed Bonds
              3.375%, 1/15/07 (d) (e).....         3,647
     20,149   United States Treasury
              Inflation Indexed Bonds
              3.375%, 1/15/12 (d) (e).....        23,998
      1,429   United States Treasury
              Inflation Indexed Bonds
              3.875%, 1/15/09 (d) (e).....         1,855
        426   United States Treasury
              Inflation Indexed Bonds
              3.875%, 4/15/29 (d) (e).....           626
        745   United States Treasury
              Inflation Indexed Bonds
              4.250%, 1/15/10 (d) (e).....           969
                                            ------------
                                                  31,269
                                            ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $56,614)..........................
                                                  56,614
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
SHORT TERM INVESTMENTS -- 17.5%
COLLATERAL FOR SECURITIES ON LOAN -- 16.3%
 71,578,357   State Street Navigator
              Securities Lending Prime
              Portfolio, 1.14% (c) (f)
              (g).........................  $ 71,578,357
                                            ------------
MUTUAL FUNDS -- 1.2%
  5,231,051   Goldman Sachs Prime
              Obligations Fund, 0.95%
              (f).........................     5,231,051
                                            ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $76,809,408)......................    76,809,408
                                            ------------
TOTAL INVESTMENTS 116.1%
  (Cost $455,706,374).....................   508,319,654
                                            ------------
     Other liabilities in excess of assets   (70,601,325)
(16.1)%...................................
                                            ------------
TOTAL NET ASSETS -- 100.0%................  $437,718,329
                                            ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:
*  -- Non-income producing security.
#  -- Represents security, or portion there of, on loan as of June 30, 2004.
(a) -- 144A securities. Securities restricted for resale to Qualified Institutional Buyers.
(b) -- Security is fair valued.
(c) -- Represents security purchased with cash collateral for securities on loan.
(d) -- Represents security received, in lieu of cash, for securities on loan.
(e) -- Represents a Treasury Inflation-Protected Security (TIPS). The interest and redemption payments for TIPS are tied to inflation as measured by the Consumer Price Index (CPI).
(f) -- Rate quoted represents the seven day yield of the Fund.
(g) -- Represents an affiliated issuer.
(h) -- Indicates $USD denominated foreign issuer.

SECURITY ABBREVIATIONS:
ADR -- American Depository Receipts
GDR -- Global Depository Receipts

    The accompanying notes are an integral part of the financial statements.

Investments by Country
CitiStreet Funds, Inc. / International Stock Fund / June 30, 2004 (Unaudited)

                                               Percentage of
COUNTRY                                         Net Assets
------------------------------------------------------------
United Kingdom...............................       22.6%
Japan........................................       21.4
United States................................       17.6
France.......................................       11.3
Switzerland..................................        9.7
Netherlands..................................        7.0
Germany......................................        6.8
Italy........................................        4.3
Hong Kong....................................        2.5
Australia....................................        2.3
Spain........................................        2.2
Ireland......................................        1.8
Singapore....................................        1.4
Finland......................................        1.0
Taiwan.......................................        1.0
Sweden.......................................        0.9
South Korea..................................        0.6
Denmark......................................        0.5
Norway.......................................        0.5
Belgium......................................        0.3
China........................................        0.3
Canada.......................................        0.1
                                                  ------
  Total......................................      116.1%
                                                  ======

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited)

Shares                                         Value
--------------------------------------------------------
COMMON STOCKS -- 98.5%
ADVERTISING -- 0.2%
       2,097   Advo, Inc.#................  $     69,033
       3,226   Catalina Marketing
               Corp.#*....................        59,004
       2,633   Getty Images, Inc.*........       157,980
          56   Grey Global Group, Inc.#...        55,160
       3,914   Harte-Hanks, Inc. .........        95,541
          28   Marchex, Inc. Class B*.....           312
       1,347   RH Donnelley Corp.#*.......        58,918
       1,915   Sitel Corp.#*..............         8,081
       1,176   Valuevision Media, Inc.*...        15,312
      29,324   Ventiv Health, Inc.*.......       453,935
                                            ------------
                                                 973,276
                                            ------------
AEROSPACE & DEFENSE -- 1.2%
       2,105   AAR Corp.#*................        23,892
      22,863   Alliant Techsystems,
               Inc.*......................     1,448,142
       1,384   Armor Holdings, Inc.*......        47,056
         941   BE Aerospace, Inc.*........         7,133
       1,119   Curtiss-Wright Corp.#......        62,877
       1,550   DRS Technologies, Inc.#*...        49,445
         373   Ducommun, Inc.*............         7,975
         885   EDO Corp. .................        21,346
      22,822   Engineered Support Systems,
               Inc.#......................     1,335,315
       1,380   Esterline Technologies
               Corp.*.....................        40,751
       1,817   GenCorp., Inc.#............        24,330
       7,309   Goodrich Corp.#............       236,300
         965   Heico Corp.#...............        17,611
      45,423   Herley Industries,
               Inc.#*.....................       887,565
          87   Innovative Solutions &
               Support, Inc.*.............         1,698
       1,292   Kaman Corp.#...............        18,075
       1,660   Moog, Inc.*................        61,603
         400   MTC Technologies, Inc.#*...        10,328
       3,352   Orbital Sciences Corp.#*...        46,291
         254   Sequa Corp.*...............        14,851

Shares                                         Value
--------------------------------------------------------
       2,215   Teledyne Technologies,
               Inc.*......................  $     44,344
       5,712   Titan Corp.*...............        74,142
         933   Triumph Group, Inc.*.......        29,791
       2,886   United Defense Industries,
               Inc.*......................       101,010
         639   United Industrial Corp. ...        14,921
                                            ------------
                                               4,626,792
                                            ------------
AIRLINES -- 0.5%
       5,335   Airtran Holdings, Inc.#*...        75,437
       1,663   Alaska Air Group, Inc.#*...        39,696
      68,628   America West Holdings Corp.
               Class B#*..................       623,142
       9,835   AMR Corp.#*................       119,102
     125,301   Atlantic Coast Airlines
               Holdings, Inc.#*...........       719,228
       4,591   Continental Airlines, Inc.
               Class B#*..................        52,200
       7,507   Delta Air Lines, Inc.#*....        53,450
      14,371   ExpressJet Holdings,
               Inc.#*.....................       174,464
       2,269   Frontier Airlines,
               Inc.#*.....................        24,687
       5,597   JetBlue Airways Corp.#*....       164,440
       1,688   Mesa Air Group, Inc.#*.....        13,656
       4,288   Northwest Airlines
               Corp.#*....................        47,682
       1,242   Pinnacle Airlines Corp.*...        14,034
       3,926   Skywest, Inc. .............        68,351
                                            ------------
                                               2,189,569
                                            ------------
APPAREL & TEXTILES -- 1.5%
         500   Angelica Corp.#*...........        12,555
         341   Carter's, Inc.*............         9,927
         198   Cherokee, Inc.*............         4,968
         955   Columbia Sportswear Co.#*..        52,162
      18,132   Deckers Outdoor Corp.#*....       534,713
       1,478   DHB Industries, Inc.#*.....        22,436
       1,121   G&K Services, Inc.*........        45,053
         364   Guess ?, Inc.*.............         5,860
       1,843   Gymboree Corp.#*...........        28,308

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       1,189   Hartmarx Corp.#*...........  $      7,491
       1,624   K-Swiss, Inc. .............        32,821
       1,721   Kellwood Co. ..............        74,950
       6,830   Liz Claiborne, Inc.#.......       245,743
         800   Maxwell Shoe Co.*..........        18,592
      28,773   Oshkosh B'Gosh, Inc.#......       718,462
         857   Oxford Industries, Inc. ...        37,331
         141   Perry Ellis International,
               Inc.*......................         3,562
       1,691   Phillips-Van Heusen........        32,552
       2,545   Polo Ralph Lauren Corp. ...        87,675
      54,582   Quiksilver, Inc.#*.........     1,299,597
       3,426   Reebok International,
               Ltd.#......................       123,268
       1,578   Russell Corp. .............        28,341
       1,157   Skechers U.S.A., Inc.*.....        15,041
         594   Steven Madden Ltd.*........        11,862
       2,329   Stride Rite Corp.#.........        25,689
       1,250   Timberland Co.*............        80,738
         670   Unifirst Corp.*............        19,490
       1,148   Vans, Inc.*................        23,591
     115,453   Warnaco Group, Inc.*.......     2,455,685
          22   Weyco Group, Inc.#.........           754
       2,712   Wolverine World Wide,
               Inc. ......................        71,190
                                            ------------
                                               6,130,407
                                            ------------
AUTOMOTIVE -- 0.7%
         766   Aftermarket Technology
               Corp.*.....................        12,639
       2,637   American Axle &
               Manufacturing Holdings,
               Inc.#......................        95,881
       4,273   ArvinMeritor, Inc.#........        83,623
         403   ASV, Inc.#*................        12,618
       5,809   Autoliv, Inc. .............       245,140
         797   Bandag, Inc.#*.............        35,490
       3,680   BorgWarner, Inc. ..........       161,074
       1,677   Collins & Aikman Corp.#*...         9,374
       3,868   Cooper Tire & Rubber
               Co. .......................        88,964

Shares                                         Value
--------------------------------------------------------
      10,099   Dana Corp. ................  $    197,940
       1,400   Exide Technologies*........        28,630
       9,000   Goodyear Tire & Rubber
               Co.#*......................        81,810
       2,328   Hayes Lemmerz
               International, Inc.*.......        35,153
         763   Keystone Automotive
               Industries, Inc.*..........        21,280
      27,000   McLeod U.S.A., Inc. (a)*...             0
       1,593   Modine Manufacturing Co. ..        50,737
       3,776   Navistar International
               Corp.#*....................       146,358
          90   Noble International,
               Ltd. ......................         2,229
      15,352   Oshkosh Truck Corp. .......       879,823
         423   Standard Motor Products,
               Inc.#......................         6,231
       3,539   Strattec Security
               Corp.#*....................       242,174
       1,450   Superior Industries
               International#.............        48,503
       2,691   Tenneco Automotive,
               Inc.#*.....................        35,602
       3,594   Tower Automotive, Inc.#*...        13,082
       1,477   TRW Automotive Holdings
               Corp.#*....................        27,841
       7,699   Visteon Corp. .............        89,847
       1,854   Wabash National Corp.#*....        51,078
                                            ------------
                                               2,703,121
                                            ------------
BANKING -- 4.2%
         703   1st Source Corp.#..........        17,561
         500   ABC Bancorp#...............        10,170
         854   Alabama National
               BanCorp#*..................        47,371
       1,756   Amcore Financial, Inc.#....        52,961
         660   AmericanWest Bancorp*......        12,639
         622   Arrow Financial Corp.#.....        18,940
       7,126   Associated Banc-Corp.#.....       211,143
         283   Bancfirst Corp.#*..........        16,909
         196   Bancorp Bank*..............         3,471
       4,596   Bancorpsouth, Inc. ........       103,548

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
         400   BancTrust Financial Group,
               Inc.#......................  $      7,008
         797   Bank of Granite Corp. .....        16,665
       3,249   Bank of Hawaii Corp.#......       146,920
      15,883   Bank of The Ozarks,
               Inc.#......................       370,074
         549   Banner Corp. ..............        15,954
       1,142   BOK Financial Corp.*.......        44,846
      20,028   Boston Private Financial
               Holdings, Inc.#............       463,848
         400   Bryn Mawr Bank Corp.#......         9,100
         525   BSB Bancorp, Inc. .........        18,664
         500   Camden National Corp. .....        16,535
         603   Capital City Bank Group,
               Inc.#......................        23,873
         300   Capital Corp. of the
               West.......................        11,652
          20   Capital Crossing Bank*.....         1,117
       7,251   Capitol Bancorp, Ltd.#.....       188,599
      19,975   Cascade Bancorp#...........       369,138
      16,115   Cathay General Bancorp,
               Inc.#......................     1,074,870
         328   CB Bancshares, Inc.#.......        30,570
         400   Center Financial Corp.#....         6,060
         581   Central Coast Bancorp*.....        10,632
       8,673   Central Pacific Financial
               Corp.#.....................       238,507
         208   Century Bancorp, Inc. .....         6,841
       1,613   Chemical Financial
               Corp. .....................        59,504
       2,353   Chittenden Corp. ..........        82,708
       2,926   Citizens Banking Corp. ....        90,852
         525   City Bank#.................        16,810
       1,134   City Holding Co.#..........        35,812
       2,505   City National Corp. .......       164,578
         616   Coastal Financial Corp. ...         9,209
         967   CoBiz, Inc.#...............        13,374
       7,808   Colonial BancGroup,
               Inc. ......................       141,871
         300   Columbia Bancorp...........         8,766

Shares                                         Value
--------------------------------------------------------
       1,007   Columbia Banking Systems,
               Inc. ......................  $     22,355
       3,586   Commerce Bancshares,
               Inc. ......................       164,759
       1,624   Community Bank System,
               Inc.#......................        37,011
         739   Community Banks, Inc. .....        21,704
       2,343   Community First Bankshares,
               Inc. ......................        75,421
         883   Community Trust Bancorp,
               Inc. ......................        26,931
         992   Corus Bankshares, Inc. ....        40,781
       3,125   Cullen/Frost Bankers,
               Inc.#......................       139,844
       6,329   CVB Financial Corp.#.......       137,846
       3,176   East-West Bancorp, Inc. ...        97,503
         413   Farmers Capital Bank
               Corp. .....................        14,765
           1   Fifth Third Bancorp*.......            51
         428   Financial Institutions,
               Inc.#......................        10,572
         485   First Bancorp (North
               Carolina)..................        16,214
       2,381   First Bancorp (Puerto
               Rico)#.....................        97,026
         670   First Busey Corp.#.........        19,591
       2,088   First Charter Corp.#.......        45,498
         383   First Citizens BancShares,
               Inc. ......................        46,726
       4,718   First Commonwealth
               Financial Corp.#...........        61,192
         788   First Community Bancorp,
               Inc. ......................        30,291
         659   First Community Bancshares,
               Inc.#......................        22,076
       2,037   First Financial Bancorp#...        36,096
         900   First Financial Bankshares,
               Inc.#......................        37,737
         980   First Financial Corp. .....        31,262
         831   First Indiana Corp. .......        15,831
       1,219   First Merchants Corp. .....        31,633
       3,078   First Midwest Bancorp,
               Inc.#......................       108,376

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       3,216   First National Bankshares
               of Florida, Inc.#..........  $     60,937
         450   First Oak Brook Bancshares,
               Inc. ......................        13,635
         150   First of Long Island
               Corp. .....................         6,927
         786   First Republic Bank........        33,861
         400   First State
               Bancorporation.............        12,288
       5,372   FirstMerit Corp.#..........       141,660
       3,122   FNB Corp. (Pennsylvania)...        63,689
         443   FNB Corp. (Virginia).......        12,767
       4,012   Fremont General Corp.#.....        70,812
       9,052   Frontier Financial
               Corp.#.....................       316,277
       8,071   Fulton Financial Corp.#....       162,631
         375   GB&T Bancshares, Inc.#.....         8,962
         577   German American Bancorp#...         9,694
       1,416   Glacier Bancorp, Inc. .....        39,889
       2,276   Gold Banc Corp., Inc.#.....        35,278
         674   Great Southern Bancorp,
               Inc.#......................        19,714
       3,063   Greater Bay Bancorp#.......        88,521
       1,862   Hancock Holding Co. .......        54,110
         846   Hanmi Financial Corp.#.....        24,957
       1,611   Harleysville National
               Corp. .....................        41,242
         600   Heartland Financial U.S.A.,
               Inc.#......................        11,010
       9,615   Hibernia Corp. ............       233,644
       2,758   Hudson United Bancorp......       102,818
       1,000   Humboldt Bancorp...........        20,910
         485   IBERIABANK Corp. ..........        28,702
      19,319   Independent Bank Corp.
               (Massachusetts)#...........       559,285
       1,216   Independent Bank Corp.
               (Michigan)#................        30,886
         980   Integra Bank Corp.*........        21,589
         813   Interchange Financial
               Services Corp. ............        20,227
       2,108   International Bancshares
               Corp. .....................        85,471

Shares                                         Value
--------------------------------------------------------
       4,033   Investors Financial
               Services Corp.#............  $    175,758
       1,138   Irwin Financial Corp.#.....        30,043
         693   Lakeland Bancorp, Inc.#....        11,185
         300   Lakeland Financial
               Corp. .....................        10,050
       5,708   Macatawa Bank Corp.#.......       156,916
      10,469   Main Street Banks, Inc.#...       294,179
         495   MainSource Financial Group,
               Inc.#......................        10,048
       1,057   MB Financial Corp. ........        38,908
         928   MBT Financial Corp.#.......        16,908
         315   Mercantile Bank Corp. .....        11,482
       4,891   Mercantile Bankshares
               Corp.#.....................       228,997
       1,706   Mid-State Bancshares#......        40,108
         577   Midwest Banc Holdings,
               Inc.#......................        12,867
      42,082   Nara Bancorp, Inc.#........       720,865
       1,359   National Penn Bancshares,
               Inc. ......................        40,417
         400   NBC Capital Corp.#.........        10,796
       2,305   NBT Bancorp, Inc.#.........        51,494
       9,153   Northrim BanCorp, Inc. ....       185,165
       4,380   Old National Bancorp#......       108,755
         380   Old Second Bancorp,
               Inc. ......................        20,045
         582   Omega Financial Corp. .....        20,038
      33,438   Oriental Financial
               Group#.....................       905,167
      14,744   Pacific Capital Bancorp#...       414,749
         809   Park National Corp.#.......       103,317
         440   Peapack Gladstone Financial
               Corp.#.....................        14,133
         484   Pennrock Financial Services
               Corp.#.....................        14,617
         640   Peoples Bancorp, Inc. .....        17,018
         450   Peoples Holding Co. .......        15,552
         900   PrivateBancorp, Inc. ......        24,714
         926   Prosperity Bancshares,
               Inc.#......................        22,548
       2,116   Provident Bankshares
               Corp. .....................        61,025

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       2,792   Provident Financial Group,
               Inc.#......................  $    110,172
      26,286   R&G Financial Corp. Class
               B#.........................       869,015
         544   Republic Bancorp, Inc.
               (Kentucky)#................        10,983
      14,180   Republic Bancorp, Inc.
               (Michigan)#................       197,102
         921   Riggs National Corp.#......        19,452
         257   Royal Bancshares of
               Pennsylvania...............         6,374
       1,776   S&T Bancorp, Inc.#.........        56,796
         987   Sandy Spring Bancorp,
               Inc. ......................        34,298
         389   Santander BanCorp..........         9,616
         440   SCBT Financial Corp. ......        13,266
         691   Seacoast Banking Corp. of
               Florida....................        14,463
         428   Second Bancorp, Inc. ......        13,392
         203   Security Bank Corp. .......         7,054
         173   Signature Bank*............         4,110
       2,084   Silicon Valley
               Bancshares*................        82,631
       1,057   Simmons First National
               Corp.#.....................        27,514
       5,747   Sky Financial Group,
               Inc.#......................       142,123
         179   Smithtown Bancorp, Inc. ...         7,282
      34,634   South Financial Group,
               Inc.#......................       981,528
         505   Southern Community
               Financial Corp. ...........         5,272
         525   Southside Bancshares,
               Inc.#......................        11,025
       1,888   Southwest Bancorp of Texas,
               Inc.#......................        83,299
         600   Southwest Bancorp, Inc. ...        10,950
         446   State Bancorp, Inc. .......        10,902
         300   State Financial Services
               Corp. .....................         8,898
         955   Sterling Bancorp#..........        26,377
       2,921   Sterling Bancshares,
               Inc.#......................        41,449

Shares                                         Value
--------------------------------------------------------
       1,482   Sterling Financial
               Corp. .....................  $     38,576
         670   Suffolk Bancorp............        21,842
         551   Sun Bancorp, Inc.#*........        11,714
       2,942   Susquehanna Bancshares,
               Inc. ......................        74,011
         570   SY Bancorp, Inc. ..........        13,344
         182   Taylor Capital Group,
               Inc. ......................         3,959
       4,389   TCF Financial Corp.#.......       254,781
         710   Texas Capital Bancshares,
               Inc.#......................        11,786
      10,408   Texas Regional Bancshares,
               Inc.#......................       477,831
         519   Tompkins Trustco, Inc. ....        24,652
         600   Trico Bancshares...........        11,340
       5,098   Trustco Bank Corp. ........        66,784
       3,293   Trustmark Corp. ...........        95,234
       2,811   UCBH Holdings, Inc.#.......       111,091
       1,054   UMB Financial Corp.#.......        54,407
       1,749   Umpqua Holdings Corp.#.....        36,712
         400   Union Bankshares Corp.#....        12,640
       2,585   United Bankshares, Inc. ...        84,012
       1,800   United Community Banks,
               Inc.#......................        45,324
         260   Univest Corp. of
               Pennsylvania...............        13,260
       1,330   Unizan Financial Corp. ....        34,713
         805   USB Holding Co., Inc.#.....        18,451
       6,052   Valley National BanCorp#...       152,995
         305   Virginia Commerce Bancorp,
               Inc.#*.....................         9,001
         400   Virginia Financial Group,
               Inc.#......................        13,740
       4,533   W Holding Co., Inc.#.......        77,832
         895   Washington Trust Bancorp,
               Inc.#......................        23,243
       1,250   WesBanco, Inc.#............        36,412
         988   West Bancorporation#.......        17,280
       1,113   West Coast Bancorp.........        23,863

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       1,992   Westamerica
               Bancorporation.............  $    104,480
         315   Western Sierra Bancorp#*...         9,756
       2,502   Whitney Holding Corp. .....       111,764
       4,099   Wilmington Trust Corp. ....       152,565
         176   Wilshire State Bank*.......         4,316
       1,409   Wintrust Financial
               Corp.#.....................        71,169
         578   Yardville National
               Bancorp....................        14,450
                                            ------------
                                              16,843,692
                                            ------------
BIOTECHNOLOGY -- 2.2%
       4,001   Affymetrix, Inc.#*.........       130,953
       1,700   Aksys, Ltd.#*..............         9,911
      20,818   Alexion Pharmaceuticals,
               Inc.#*.....................       387,215
       4,842   Applera Corp.- Celera
               Genomics Group#*...........        55,731
     102,150   Arena Pharmaceuticals,
               Inc.#*.....................       557,739
      24,336   Ariad Pharmaceuticals,
               Inc.#*.....................       182,277
       4,324   Avant Immunotherapeutics,
               Inc.#*.....................        11,502
       3,212   Axonyx, Inc.*..............        16,831
       9,796   Bio-Rad Laboratories,
               Inc.#*.....................       576,593
       1,176   Cambrex Corp.#.............        29,670
         532   CancerVax Corp.#*..........         4,049
       2,405   Cell Genesys, Inc.*........        24,988
       2,806   Charles River Laboratories
               International, Inc.#*......       137,129
       1,516   Ciphergen Biosystems,
               Inc.#*.....................        11,097
         150   Corgentech, Inc.#*.........         2,418
       3,091   CuraGen Corp.#*............        18,577
      13,345   Cytogen Corp.*.............       212,185
      34,344   deCODE genetics, Inc.#*....       291,924
         834   Digene Corp.#*.............        30,466
       1,181   Diversa Corp.#*............        11,964

Shares                                         Value
--------------------------------------------------------
       3,361   Encysive Pharmaceuticals,
               Inc.*......................  $     28,568
       1,528   Enzo Biochem, Inc.#*.......        22,920
       2,704   Enzon Pharmaceuticals,
               Inc.*......................        34,503
     172,900   Exact Sciences Corp.#*.....     1,063,335
      46,508   Exelixis, Inc.#*...........       469,266
       1,565   Genelabs Technologies#*....         3,615
      22,117   Genencor International,
               Inc.#*.....................       362,055
       2,603   Geron Corp.#*..............        21,058
         183   GTx, Inc.#*................         1,905
     119,900   Human Genome Sciences,
               Inc.#*.....................     1,394,437
       3,556   ICOS Corp.#*...............       106,111
         175   Illumina, Inc.*............         1,111
      39,507   Immunogen, Inc.#*..........       241,388
      66,805   Immunomedics, Inc.#*.......       325,340
       4,763   Incyte Corp.#*.............        36,389
       1,385   Integra LifeSciences
               Holdings Corp.#*...........        48,849
       1,759   InterMune, Inc.#*..........        27,124
       3,220   Invitrogen Corp.*..........       231,808
       1,369   Keryx Biopharmaceuticals,
               Inc.*......................        17,332
       1,070   Kosan Biosciences, Inc.*...         8,453
       2,583   Lexicon Genetics, Inc.#*...        20,251
       1,584   Lifecell Corp.*............        17,883
         280   Marshall Edwards, Inc.*....         2,108
       1,680   Martek Biosciences
               Corp.#*....................        94,366
       1,726   Maxim Pharmaceuticals,
               Inc.#*.....................        16,656
       1,458   Maxygen, Inc.#*............        15,411
       3,087   Millipore Corp.*...........       174,014
         192   Myogen, Inc.#*.............         1,490
      28,645   Myriad Genetics, Inc.#*....       427,383
         430   Nanogen, Inc.*.............         2,890
       5,134   Nektar Therapeutics#*......       102,475

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
         939   Northfield Laboratories,
               Inc.#*.....................  $     13,390
       3,726   Oscient Pharmaceuticals
               Corp.#*....................        19,040
       7,211   Peregrine Pharmaceuticals,
               Inc.#*.....................        10,600
       2,454   Praecis Pharmaceuticals,
               Inc.*......................         9,325
       5,616   Protein Design Labs,
               Inc.#*.....................       107,434
       1,500   Regeneration Technologies,
               Inc.*......................        16,095
       2,334   Regeneron Pharmaceuticals,
               Inc.#*.....................        24,577
       1,584   Seattle Genetics, Inc.#*...        11,135
       1,424   Serologicals Corp.#*.......        28,466
       2,637   SuperGen, Inc.#*...........        17,009
      16,913   Telik, Inc.*...............       403,713
         281   Tercica, Inc.*.............         2,299
       1,285   Third Wave Technologies,
               Inc.*......................         5,770
       2,089   Transkaryotic Therapies,
               Inc.#*.....................        31,251
       5,290   Vertex Pharmaceuticals,
               Inc.*......................        57,344
                                            ------------
                                               8,781,161
                                            ------------
BUILDING & CONSTRUCTION -- 2.0%
         527   Aaon, Inc.#*...............        10,640
       1,204   Apogee Enterprises,
               Inc.#......................        12,522
         909   Beazer Homes USA, Inc.#....        91,182
       1,000   Brookfield Homes Corp. ....        26,190
       4,611   Champion Enterprises,
               Inc.#*.....................        42,329
         875   Coachmen Industries,
               Inc.#......................        13,991
       1,259   Comfort Systems USA,
               Inc.*......................         8,045
         178   Dominion Homes, Inc.#*.....         4,112
         360   Drew Industries, Inc.*.....        14,652
      26,743   Dycom Industries, Inc.*....       748,804
       9,449   Eagle Materials, Inc.#.....       671,068

Shares                                         Value
--------------------------------------------------------
      14,113   Elk Corp. .................  $    337,865
         948   EMCOR Group, Inc.#*........        41,693
      21,267   Fleetwood Enterprises,
               Inc.*......................       309,435
       2,104   Florida Rock Industries,
               Inc. ......................        88,726
       5,150   Fluor Corp.#...............       245,500
         767   Genlyte Group, Inc.*.......        48,229
       2,212   Granite Construction,
               Inc.#......................        40,325
       2,262   Hovnanian Enterprises,
               Inc.#*.....................        78,514
       1,430   Insituform Technologies,
               Inc.#*.....................        23,266
       3,254   Jacobs Engineering Group,
               Inc.#*.....................       128,142
       2,170   KB Home#...................       148,927
       2,159   Lafarge North America,
               Inc.#......................        93,485
       5,016   Layne Christensen Co.*.....        83,015
       3,006   Lennox International,
               Inc. ......................        54,409
         957   Levitt Corp.*..............        24,652
       1,194   LSI Industries, Inc.#......        13,731
         686   M/I Homes, Inc. ...........        27,852
       2,972   Martin Marietta Materials,
               Inc.#......................       131,749
       1,413   MDC Holdings, Inc.#........        89,881
      12,250   Meritage Corp.#*...........       842,800
       1,757   Monaco Coach Corp. ........        49,495
       1,265   NCI Building Systems,
               Inc.*......................        41,176
         368   NVR, Inc.#*................       178,186
         980   Palm Harbor Homes, Inc.#*..        17,375
       1,000   Perini Corp.#*.............        10,670
       1,523   Ryland Group, Inc.#........       119,099
     115,984   Shaw Group, Inc.#*.........     1,174,918
       7,882   Simpson Manufacturing Co.,
               Inc.#......................       442,338
         354   Skyline Corp. .............        14,390
       2,263   Standard-Pacific Corp.#....       111,566

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
         215   Technical Olympic USA,
               Inc.#......................  $      4,779
       1,421   Texas Industries, Inc.#....        58,502
       2,523   Thor Industries, Inc. .....        84,419
       3,174   Toll Brothers, Inc.#*......       134,324
         547   Trex Co., Inc.#*...........        20,649
         128   U.S.Concrete, Inc.*........           902
       1,009   Universal Forest Products,
               Inc.#......................        32,540
       1,967   URS Corp.*.................        53,896
       2,363   USG Corp.#*................        41,541
       1,600   Washington Group
               International, Inc.#*......        57,424
       2,100   WCI Communities, Inc.#*....        46,851
         300   William Lyon Homes,
               Inc.#*.....................        27,645
      18,715   Winnebago Industries#......       697,695
       2,701   York International
               Corp. .....................       110,930
                                            ------------
                                               8,027,041
                                            ------------
BUSINESS SERVICES & SUPPLIES -- 1.5%
       1,356   Administaff, Inc.*.........        22,510
         838   CDI Corp. .................        28,995
         498   Compx International,
               Inc.*......................         7,470
       1,300   Cross Country Healthcare,
               Inc.#*.....................        23,595
      39,000   Exult, Inc.#*..............       209,820
         200   General Binding Corp.#*....         3,098
       1,476   Gevity HR, Inc.*...........        38,656
      16,141   Global Imaging Systems,
               Inc.#*.....................       591,729
       1,150   Heidrick & Struggles
               International, Inc.*.......        34,132
       4,444   Herman Miller, Inc.#*......       128,609
       1,900   Hewitt Associates, Inc.*...        52,250
       3,600   HNI Corp. .................       152,388
         631   Hudson Highland Group,
               Inc.*......................        19,347
     116,896   IKON Office Solutions,
               Inc.#......................     1,340,797

Shares                                         Value
--------------------------------------------------------
       1,000   Imagistics International,
               Inc.*......................  $     35,400
      98,884   Interface, Inc.#*..........       863,257
       1,236   Kelly Services, Inc. ......        36,833
         710   Kforce, Inc.*..............         6,702
      62,170   Korn/Ferry
               International#*............     1,204,233
       2,929   Labor Ready, Inc.#*........        45,400
         400   Medical Staffing Network
               Holdings, Inc.#*...........         2,576
       6,366   MPS Group, Inc.#*..........        77,156
      26,298   Resources Connection,
               Inc.#*.....................     1,028,515
       4,251   Spherion Corp.#*...........        43,105
       2,636   Steelcase, Inc.#...........        36,904
                                            ------------
                                               6,033,477
                                            ------------
CHEMICALS -- 3.0%
         900   Aceto Corp. ...............        15,840
     198,600   Agrium, Inc. ..............     2,889,630
       4,190   Airgas, Inc.#..............       100,183
       2,063   Albemarle Corp. ...........        65,294
          83   American Vanguard Corp. ...         2,800
       1,280   Arch Chemicals, Inc.#......        36,890
       4,318   Ashland, Inc. .............       228,034
       3,866   Cabot Corp. ...............       157,346
       1,263   Cabot Microelectronics
               Corp.#*....................        38,660
       7,303   Crompton Corp. ............        46,009
       2,543   Cytec Industries, Inc.#....       115,579
       4,777   Eastman Chemical Co. ......       220,841
       7,654   Engelhard Corp. ...........       247,301
       2,530   Ferro Corp.#...............        67,500
       4,858   Flavors & Fragrances,
               Inc.*......................       181,689
       2,347   FMC Corp.*.................       101,179
      36,817   Georgia Gulf Corp. ........     1,320,258
       3,103   Great Lakes Chemical
               Corp.#.....................        83,967
       1,980   HB Fuller Co. .............        56,232
      57,792   Hercules, Inc.#*...........       704,484

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       7,148   IMC Global, Inc. ..........  $     95,783
         266   Kronos Worldwide, Inc.#....         9,113
       3,166   Lubrizol Corp. ............       115,939
       8,214   Lyondell Chemical Co.#.....       142,841
       1,761   MacDermid, Inc. ...........        59,610
       4,249   Millennium Chemicals,
               Inc.*......................        73,593
       1,121   Minerals Technologies,
               Inc.#......................        65,018
         900   NewMarket Corp.#*..........        19,323
         521   NL Industries*.............         7,555
         641   Octel Corp. ...............        16,878
       4,298   Olin Corp. ................        75,731
       1,934   OM Group, Inc.*............        63,841
       2,341   Omnova Solutions, Inc.#*...        14,280
       6,152   PolyOne Corp. .............        45,771
      36,500   Potash Corp. of
               Saskatechewan*.............     3,536,850
      11,025   Quaker Chemical Corp. .....       304,511
       7,207   RPM International, Inc. ...       109,546
       1,988   Schulman A, Inc. ..........        42,722
       2,507   Sensient Technologies
               Corp. .....................        53,850
       4,300   Sigma-Aldrich Corp. .......       256,323
       1,695   Spartech Corp. ............        43,968
         273   Stepan Co. ................         7,139
       1,578   Symyx Technologies*........        38,061
         563   Terra Industries, Inc. ....         3,170
         648   Valhi, Inc.#...............         7,368
       3,130   Valspar Corp. .............       157,877
       1,873   Wellman, Inc.#.............        15,227
       3,868   WR Grace & Co.*............        23,982
                                            ------------
                                              12,085,586
                                            ------------
COMMERCIAL SERVICES -- 2.0%
       1,620   Aaron Rents, Inc.#.........        53,687
       2,737   ABM Industries, Inc.#......        53,289
          95   ACE Cash Express, Inc.#*...         2,441
       1,000   Advisory Board Co.#*.......        35,600

Shares                                         Value
--------------------------------------------------------
       1,722   Albany Molecular Research,
               Inc.#*.....................  $     22,265
       2,379   Alderwoods Group, Inc.#*...        29,024
       2,758   Alliance Data Systems
               Corp.#*....................       116,525
       1,934   Arbitron, Inc.#*...........        70,630
       1,671   Banta Corp.#...............        74,209
      10,676   BearingPoint, Inc.#*.......        94,696
       2,343   Bowne & Co., Inc.#.........        37,137
       1,367   Central Parking Corp.#*....        25,549
       3,917   Century Business Services,
               Inc.*......................        17,078
       6,495   Charles River Associates,
               Inc.#*.....................       201,020
         854   Chemed Corp.#..............        41,419
       5,500   ChoicePoint, Inc.*.........       251,130
         900   Clark, Inc.#*..............        16,695
       1,512   Coinstar, Inc.#*...........        33,219
         818   Consolidated Graphics,
               Inc.#*.....................        36,033
       8,824   Convergys Corp.*...........       135,890
         484   Cornell Cos., Inc.#*.......         6,582
       2,263   Corporate Executive Board
               Co.#.......................       130,779
       7,022   Corrections Corp. of
               America*...................       277,299
       6,815   CoStar Group, Inc.#*.......       313,013
       3,103   Deluxe Corp. ..............       134,980
         817   DiamondCluster
               International, Inc.*.......         7,100
       1,628   Dollar Thrifty Automotive
               Group#*....................        44,672
       1,323   Electro Rent Corp.*........        13,852
       8,416   Equifax, Inc. .............       208,296
      46,298   Euronet Worldwide, Inc.*...     1,070,873
         137   Exponent, Inc.*............         3,681
         670   First Advantage Corp.*.....        12,663
       7,784   Forrester Research,
               Inc.*......................       145,172

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       2,944   FTI Consulting, Inc.#*.....  $     48,576
      19,061   Gartner, Inc.#*............       251,986
         618   Geo Group, Inc.*...........        12,607
         161   Greg Manning Auctions,
               Inc.#*.....................         2,463
         750   Healthcare Services Group..        11,475
         600   Insurance Auto Auctions,
               Inc.*......................        10,200
       2,041   Integrated Electrical
               Services, Inc.*............        16,430
       2,442   Interactive Data Corp.*....        42,540
         600   iPayment, Inc,*............        24,600
       4,536   Iron Mountain, Inc.*.......       218,907
      12,432   Kroll, Inc.#*..............       458,492
         522   Landauer, Inc.*............        23,313
         274   LECG Corp.*................         4,743
       1,627   Magellan Health Services,
               Inc.*......................        54,423
         996   MAXIMUS, Inc.#*............        35,318
       4,667   Mcgrath Rentcorp.*.........       172,446
         449   Memberworks, Inc.*.........        13,299
         995   Midas, Inc.*...............        17,313
       8,576   Monro Muffler, Inc.*.......       208,054
         564   National Processing,
               Inc.#*.....................        16,215
       2,949   Navigant Consulting,
               Inc.#*.....................        63,227
       1,650   NCO Group, Inc.*...........        44,039
       9,344   Parexel International
               Corp.#*....................       185,011
         413   PDI, Inc.*.................        12,526
       2,915   Pharmaceutical Product
               Development, Inc.#*........        92,610
       1,020   Pre-Paid Legal Services,
               Inc.#*.....................        24,307
       2,693   PRG-Schultz International,
               Inc.*......................        14,731
         184   Proxymed, Inc.*............         3,102
       4,617   Quanta Services, Inc.#*....        28,718
       4,228   Rent-A-Center, Inc.*.......       126,544

Shares                                         Value
--------------------------------------------------------
       1,102   Rent-Way, Inc.#*...........  $      9,918
       1,300   Rewards Network, Inc.#*....        11,700
       1,170   Rollins, Inc. .............        26,922
      20,261   Service Corp.
               International#*............       149,324
      17,910   ServiceMaster Co.#*........       220,651
       8,931   SFBC International,
               Inc.*......................       279,808
       3,054   Sotheby's Holdings#*.......        48,742
      41,545   Source Interlink Companies,
               Inc.#*.....................       461,980
       1,029   Sourcecorp.*...............        28,318
      14,273   Startek, Inc.#.............       510,973
       6,695   Stewart Enterprises,
               Inc.*......................        54,497
       2,430   TeleTech Holdings, Inc.*...        21,311
          81   TNS, Inc.*.................         1,766
       2,671   United Rentals, Inc.*......        47,784
       2,819   Valassis Communications,
               Inc.#*.....................        85,895
       5,512   Viad Corp.#*...............       148,879
         496   Volt Information Sciences,
               Inc.*......................        15,629
       2,168   Watson Wyatt & Co.
               Holdings*..................        57,777
       2,475   Weight Watchers
               International, Inc.#*......        96,871
                                            ------------
                                               8,233,458
                                            ------------
COMPUTERS & INFORMATION -- 2.6%
       2,200   ActivCard Corp.#*..........        15,972
       4,268   Advanced Digital
               Information Corp.#*........        41,400
       1,944   Agilysys, Inc. ............        26,808
         349   Ansoft Corp.*..............         5,326
       1,700   Anteon International
               Corp.#*....................        55,454
       7,821   BISYS Group, Inc.#*........       109,963
     263,737   Brocade Communications
               Systems, Inc.#*............     1,577,147

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       1,925   CACI International,
               Inc.#*.....................  $     77,847
      16,910   Cadence Design Systems,
               Inc.#*.....................       247,393
         153   Carreker Corp.*............         1,533
         374   Catapult Communications
               Corp.*.....................         8,602
       8,857   Ceridian Corp.*............       199,282
       3,140   Ciber, Inc.#*..............        25,811
       8,070   Cognizant Technology
               Solutions Corp.*...........       205,059
       1,600   Compucom Systems, Inc.*....         7,264
         122   Covansys Corp.*............         1,260
       4,800   Cray, Inc.#*...............        31,776
         770   Cyberguard Corp.*..........         6,283
       4,433   Diebold, Inc. .............       234,373
      30,818   Digimarc Corp.#*...........       411,420
          95   DigitalNet Holdings,
               Inc.*......................         1,931
       2,400   Dot Hill Systems Corp.#*...        26,904
         549   Drexler Technology
               Corp.#*....................         7,318
     102,952   Echelon Corp.#*............     1,152,033
       2,968   Electronics for
               Imaging#*..................        83,876
      27,960   Evans & Sutherland Computer
               Co.#*......................       131,412
       2,579   Factset Research Systems,
               Inc.#......................       121,909
      13,728   Gateway, Inc.#*............        61,776
       1,623   Hutchinson Technology,
               Inc.#*.....................        39,910
       1,200   iGate Corp.#*..............         4,776
       2,430   Imation Corp. .............       103,542
       2,486   InFocus Corp.#*............        21,131
      24,603   Intergraph Corp.*..........       636,234
       2,279   InterVoice, Inc.#*.........        26,140
       3,323   Iomega Corp.*..............        18,542
       4,506   Jack Henry & Associates,
               Inc.#......................        90,571
       1,748   Komag, Inc.#*..............        24,420
       1,950   Kronos, Inc.#*.............        80,340

Shares                                         Value
--------------------------------------------------------
      12,563   Lexar Media, Inc.#*........  $     83,921
       1,500   Magma Design Automation,
               Inc.#*.....................        28,845
       1,552   Manhattan Associates,
               Inc.#*.....................        47,926
     132,048   Maxtor Corp.#*.............       875,478
         285   Maxwell Technologies,
               Inc.#*.....................         3,676
       7,031   McData Corp.#*.............        37,827
      18,917   Mentor Graphics Corp.#*....       292,646
       1,471   Mercury Computer Systems,
               Inc.*......................        36,481
          77   Merge Technologies,
               Inc.*......................         1,126
      23,306   Micros Systems, Inc.#*.....     1,117,989
         322   Mobility Electronics,
               Inc.#*.....................         2,711
       1,453   MTS Systems Corp. .........        34,073
       3,157   National Instruments
               Corp.#.....................        96,762
       1,196   Netscout Systems, Inc.#*...         7,882
         600   Overland Storage, Inc.#*...         7,974
       2,584   PalmOne, Inc.#*............        89,846
         442   Pec Solutions, Inc.#*......         5,273
       5,055   Perot Systems Corp.#*......        67,080
       9,562   Quantum Corp.#*............        29,642
       1,321   Radisys Corp.*.............        24,531
       3,699   Reynolds & Reynolds Co.#...        85,558
       7,724   SI International, Inc.*....       157,492
      17,528   Silicon Graphics, Inc.#*...        38,562
      18,741   Silicon Storage Technology,
               Inc.*......................       193,032
         615   SimpleTech, Inc.#*.........         2,097
       6,460   SRA International,
               Inc.#*.....................       273,387
       6,907   Storage Technology
               Corp.*.....................       200,303
         600   Stratasys, Inc.#*..........        14,856
       1,417   SYKES Enterprises, Inc.*...        10,713
       1,080   Synaptics, Inc.*...........        20,682
       8,630   Syntel, Inc.#*.............       142,826

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       7,997   Talx Corp.#*...............  $    195,367
         800   Tier Technologies, Inc.
               Class B*...................         7,792
         573   Transact Technologies,
               Inc.*......................        18,118
       2,792   Tyler Technologies,
               Inc.#*.....................        26,412
      13,577   Western Digital Corp.*.....       117,577
      10,907   Xybernaut Corp.#*..........        18,215
                                            ------------
                                              10,337,416
                                            ------------
CONTAINERS & PACKAGING -- 0.8%
         321   Anchor Glass Container
               Corp. .....................         4,343
       3,477   Ball Corp. ................       250,518
       6,394   Bemis, Inc. ...............       180,630
       1,088   Chesapeake Corp. ..........        29,028
      11,169   Crown Holdings, Inc.*......       111,355
       3,649   Graphic Packaging Corp.#*..        31,564
         796   Greif, Inc.#...............        33,631
       9,035   Mobile Mini, Inc.#*........       256,684
       7,231   Owens-Illinois, Inc.#*.....       121,192
       3,931   Packaging Corp. of
               America....................        93,951
       9,453   Pactiv Corp.*..............       235,758
         664   Silgan Holdings, Inc. .....        26,766
      75,400   Smurfit-Stone Container
               Corp.*.....................     1,504,230
       6,155   Sonoco Products Co. .......       156,952
                                            ------------
                                               3,036,602
                                            ------------
COSMETICS & PERSONAL CARE -- 0.1%
         903   Chattem, Inc.#*............        26,070
         320   DEL Laboratories, Inc.*....         9,926
       1,035   Elizabeth Arden, Inc.#*....        21,776
      11,561   Inter Parfums, Inc.#.......       241,047
       9,006   Revlon, Inc.#*.............        26,568
         133   Water Pik Tech, Inc.*......         2,203
                                            ------------
                                                 327,590
                                            ------------

Shares                                         Value
--------------------------------------------------------
DISTRIBUTION & WHOLESALE -- 1.0%
         957   Advanced Marketing
               Services#..................  $     12,355
       1,507   Aviall, Inc.#*.............        28,648
       1,162   Brightpoint, Inc.*.........        15,977
         625   Building Material Holding
               Corp.#.....................        11,831
         780   Central European
               Distribution Corp.#*.......        20,210
       3,783   Fastenal Co.#..............       214,988
       1,385   Handleman Co. .............        32,077
       1,992   Hughes Supply, Inc. .......       117,389
       7,362   Ingram Micro, Inc.*........       106,528
      10,375   LKQ Corp.*.................       192,249
       1,301   Navarre Corp.#*............        18,721
         265   Nuco2, Inc.#*..............         5,221
      18,523   Owens & Minor, Inc. .......       479,746
      15,998   Scansource, Inc.*..........       950,601
      10,982   SCP Pool Corp.#............       494,190
      27,565   Tech Data Corp.*...........     1,078,618
       2,017   United Stationers, Inc.*...        80,115
       1,337   Watsco, Inc. ..............        37,530
         968   WESCO International,
               Inc.*......................        17,811
                                            ------------
                                               3,914,805
                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.8%
      19,641   Accredited Home Lenders
               Holding Co.#*..............       552,894
       1,257   Advanta Corp. Class B#.....        28,810
       7,005   Affiliated Managers
               Group#*....................       352,842
       5,200   AG Edwards, Inc.*..........       176,956
       7,930   Allied Capital Corp.#......       193,651
       4,416   American Capital
               Strategies, Ltd.#*.........       123,736
       9,898   AmeriCredit Corp.#*........       193,308
       3,800   Apollo Investment Corp.*...        52,326

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
         389   Asset Acceptance Capital
               Corp.*.....................  $      6,613
         384   Asta Funding, Inc.#*.......         6,682
         214   BKF Capital Group, Inc. ...         6,217
         124   Capital Southwest Corp. ...         9,800
       3,922   CapitalSource, Inc.#*......        95,893
       2,963   Charter Municipal Mortgage
               Acceptance Co.#*...........        58,253
         767   CompuCredit Corp.*.........        13,269
         559   Credit Acceptance
               Corp.#*....................         8,424
       5,307   Doral Financial Corp. .....       183,091
       4,213   Eaton Vance Corp. .........       160,979
          84   Encore Capital Group,
               Inc.*......................         1,110
       1,654   eSpeed, Inc.*..............        29,193
         406   Federal Agricultural
               Mortgage Corp. Class C#*...         9,716
       5,081   Federated Investors, Inc.
               Class B#...................       154,157
         927   Financial Federal
               Corp.#*....................        32,686
       1,045   First Marblehead Corp.*....        42,072
      38,619   Friedman Billings Ramsey
               Group, Inc.*...............       764,270
      10,616   Gabelli Asset Management,
               Inc.#......................       451,180
         500   Gladstone Capital
               Corp.#*....................        10,075
         175   Harris & Harris Group,
               Inc.#*.....................         2,140
       3,722   IndyMac Bancorp, Inc.#.....       117,615
     137,576   Instinet Group, Inc.#*.....       726,401
       2,957   Investment Technology
               Group, Inc.#*..............        37,820
      14,784   Janus Capital Group,
               Inc. ......................       243,788
       2,926   Jefferies Group, Inc. .....        90,472
       7,198   Knight Trading Group,
               Inc.*......................        72,124
       3,584   LaBranche & Co., Inc.#*....        30,177
       3,224   Leucadia National Corp. ...       160,233
         209   Marlin Business Services,
               Inc.*......................         3,141

Shares                                         Value
--------------------------------------------------------
       1,869   MCG Capital Corp.*.........  $     28,745
       2,024   Metris Cos., Inc.#*........        17,589
       2,104   National Financial Partners
               Corp.*.....................        74,208
         537   Nelnet, Inc.#*.............         9,532
      28,357   New Century Financial
               Corp.#*....................     1,327,675
       1,148   Nuveen Investments,
               Inc. ......................        30,766
       1,228   Piper Jaffray Cos.*........        55,542
         700   Portfolio Recovery
               Associates, Inc.#*.........        19,299
       4,056   Raymond James Financial,
               Inc.*......................       107,281
         484   Sanders Morris Harris
               Group, Inc.#*..............         7,139
       1,700   Saxon Capital, Inc.*.......        38,811
         143   Stifel Financial Corp. ....         3,890
         313   Student Loan Corp. ........        42,724
         826   SWS Group, Inc.*...........        12,638
      10,571   United PanAm Financial
               Corp.*.....................       180,236
       5,056   Waddell & Reed Financial,
               Inc.*......................       111,788
       1,908   Walter Industries, Inc.#...        25,987
       1,360   Westcorp.#*................        61,812
         411   WFS Financial, Inc.*.......        20,349
         952   World Acceptance Corp.#*...        17,450
                                            ------------
                                               7,395,575
                                            ------------
EDUCATION -- 0.5%
      15,088   Bright Horizons Family
               Solutions, Inc.#*..........       808,868
       5,534   Corinthian Colleges,
               Inc.*......................       136,911
       3,893   DeVry, Inc.#*..............       106,746
       4,358   Education Management
               Corp.*.....................       143,204
       2,913   ITT Educational Services,
               Inc.#*.....................       110,752
      11,358   Laureate Education,
               Inc.#*.....................       434,330

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
         596   Learning Tree
               International, Inc.#*......  $      8,648
         900   Princeton Review, Inc.*....         6,813
         851   Strayer Education, Inc.*...        94,946
         905   Universal Technical
               Institute, Inc.*...........        36,173
                                            ------------
                                               1,887,391
                                            ------------
ELECTRICAL EQUIPMENT -- 1.2%
         996   Advanced Energy Industries,
               Inc.#*.....................        15,657
      10,424   American Power Conversion
               Corp.#.....................       204,832
         541   American Superconductor
               Corp.#*....................         7,076
       4,026   Ametek, Inc.#..............       124,403
      22,651   Artesyn Technologies,
               Inc.#*.....................       203,859
       1,363   Belden, Inc.#..............        29,209
       1,382   C&D Technologies, Inc. ....        24,641
       2,192   Capstone Turbine Corp.#*...         4,771
         435   Cherokee International
               Corp.*.....................         4,963
         649   Encore Wire Corp.#*........        17,893
       5,052   Energizer Holdings,
               Inc.#*.....................       227,340
       1,109   Energy Conversion Devices,
               Inc.#*.....................        12,487
       2,395   General Cable Corp.#*......        20,477
     177,558   GrafTech International,
               Ltd.#*.....................     1,857,257
       3,723   Hubbell, Inc. Class B#.....       173,901
       1,137   Intermagnetics General
               Corp.#*....................        38,692
      14,590   Littelfuse, Inc.*..........       618,762
         872   Magnetek, Inc.*............         7,272
         785   Medis Technologies,
               Ltd.#*.....................        12,733
         285   Powell Industries,
               Inc.#*.....................         4,868
      31,150   Power-One, Inc.#*..........       342,027
      20,212   Rayovac Corp.#*............       567,957

Shares                                         Value
--------------------------------------------------------
         836   Ultralife Batteries,
               Inc.*......................  $     16,185
       1,073   Universal Display Corp.*...        11,524
       3,118   Valence Technology,
               Inc.#*.....................        10,695
       8,780   Vicor Corp.*...............       160,411
       1,364   Wilson Greatbatch
               Technologies, Inc.*........        38,124
                                            ------------
                                               4,758,016
                                            ------------
ELECTRONICS -- 3.6%
       4,175   Amphenol Corp.*............       139,111
      10,743   Analogic Corp.#............       455,825
      12,500   Applera Corp.-Applied
               Biosystems Group...........       271,875
       7,194   Arrow Electronics,
               Inc.#*.....................       192,943
       7,439   Avnet, Inc.#*..............       168,865
       3,800   AVX Corp.#.................        54,910
         749   BEI Technologies, Inc.#....        21,204
         648   Bel Fuse, Inc. Class B#*...        27,022
       2,820   Benchmark Electronics,
               Inc.#*.....................        82,062
       1,242   Brady Corp.#...............        57,256
      43,709   California Micro Devices
               Corp.#*....................       503,965
       2,392   Checkpoint Systems,
               Inc.#*.....................        42,889
       1,905   Coherent, Inc.#*...........        56,864
       2,178   CTS Corp.#.................        26,267
       1,040   Cubic Corp. ...............        21,767
      17,621   Cyberoptics Corp.#*........       457,794
      10,328   Cymer, Inc.#*..............       386,680
         912   Daktronics, Inc.*..........        22,754
         235   DDi Corp.*.................         1,934
      15,072   Dionex Corp.#*.............       831,522
      17,076   Electro Scientific
               Industries, Inc.#*.........       483,422
         554   Excel Technology, Inc.#*...        18,421
      24,382   Faro Technologies,
               Inc.#*.....................       625,886
       1,638   FEI Co.#*..................        39,165

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       3,938   Fisher Scientific
               International#*............  $    227,419
       2,082   Flir Systems, Inc.#*.......       114,302
       4,817   Gentex Corp.#..............       191,139
       5,758   Identix, Inc.#*............        43,012
         625   II-VI, Inc.*...............        19,163
       1,169   Invision Technologies,
               Inc.#*.....................        58,333
       9,531   Itron, Inc.#*..............       218,641
      12,236   Keithley Instruments,
               Inc.#......................       271,027
       5,740   Kemet Corp.#*..............        70,143
         246   LeCroy Corp.*..............         4,430
         395   Measurement Specialties,
               Inc.#*.....................         8,532
       2,280   Methode Electronics,
               Inc. ......................        29,572
         600   Metrologic Instruments,
               Inc.#*.....................        11,964
       2,768   Mettler Toledo
               International, Inc.#*......       136,020
      15,966   Molecular Devices Corp.*...       283,875
         979   OSI Systems, Inc.*.........        19,511
       1,102   Park Electrochemical
               Corp. .....................        27,825
       1,802   Paxar Corp.*...............        35,175
       7,650   PerkinElmer, Inc. .........       153,306
       1,096   Photon Dynamics, Inc.*.....        38,437
         928   Planar Systems, Inc.#*.....        12,426
      37,462   Plexus Corp.#*.............       505,737
         307   RAE Systems, Inc.#*........         1,658
       1,037   Rofin-Sinar Technologies,
               Inc.#*.....................        26,329
      14,597   Rogers Corp.#*.............     1,020,330
         967   SBS Technologies, Inc.*....        15,540
     386,200   Solectron Corp.*...........     2,498,714
       8,127   Sonic Solutions, Inc.*.....       172,699
         780   Stoneridge, Inc.*..........        13,260
          87   Suntron Corp.*.............           502
      14,517   Symbol Technologies,
               Inc.#......................       213,981
         400   Sypris Solutions, Inc. ....         7,676

Shares                                         Value
--------------------------------------------------------
       1,505   Taser International,
               Inc.#*.....................  $     65,212
       2,663   Technitrol, Inc.*..........        58,320
      17,333   Tektronix, Inc. ...........       589,669
       3,622   Thomas & Betts Corp.*......        98,627
      28,976   Trimble Navigation,
               Ltd.#*.....................       805,243
       2,525   TTM Technologies, Inc.*....        29,921
      20,972   Varian, Inc.*..............       883,970
      29,528   Viisage Technology,
               Inc.#*.....................       257,484
       9,004   Vishay Intertechnology,
               Inc.*......................       167,294
       1,431   Watts Water Technologies,
               Inc. ......................        38,565
         496   Woodhead Industries,
               Inc. ......................         7,668
         641   Woodward Governor Co. .....        46,223
       1,209   X-Rite, Inc. ..............        17,579
       1,076   Zygo Corp.*................        12,040
                                            ------------
                                              14,518,896
                                            ------------
ENTERTAINMENT & LEISURE -- 0.8%
       1,010   Action Performance Cos.,
               Inc.#*.....................        15,221
       3,432   Alliance Gaming Corp.*.....        58,893
         316   Ambassadors Group, Inc. ...         7,429
       2,100   AMC Entertainment, Inc.*...        32,277
       1,018   Arctic Cat, Inc.#..........        28,025
      21,769   Argosy Gaming Co.#*........       818,514
         141   Bluegreen Corp.#*..........         1,946
       5,799   Brunswick Corp. ...........       236,599
       4,502   Callaway Golf Co.#*........        51,053
         186   Carmike Cinemas, Inc.#*....         7,338
         367   Churchill Downs, Inc.#.....        14,937
         600   Department 56*.............         9,240
         440   Dover Downs Gaming &
               Entertainment, Inc. .......         4,950
         981   Dover Motorsports, Inc.#...         3,924
         322   Empire Resorts, Inc.*......         4,524
         132   Escalade, Inc.#*...........         3,050

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       1,880   Gaylord Entertainment
               Co.#*......................  $     59,013
       3,681   GTECH Holdings Corp. ......       170,467
       9,457   Hasbro, Inc.*..............       179,683
       2,104   International Speedway
               Corp. .....................       102,338
         992   Isle of Capri Casinos,
               Inc.#*.....................        17,310
       1,753   Jakks Pacific, Inc.#*......        36,445
       2,134   K2, Inc.*..................        33,504
         383   Lakes Entertainment,
               Inc.#*.....................         4,439
       1,299   Leapfrog Enterprises,
               Inc.#*.....................        25,837
       2,730   Macrovision Corp.*.........        68,332
       2,500   Magna Entertainment
               Corp.#*....................        14,750
         683   Marine Products Corp. .....        12,670
       4,346   Marvel Enterprises,
               Inc.#*.....................        84,834
       5,429   Metro-Goldwyn-Mayer,
               Inc.#*.....................        65,691
       1,582   Multimedia Games, Inc.#*...        42,429
       1,872   Nautilus Group, Inc.#......        36,523
         878   Navigant International,
               Inc.#*.....................        15,620
         728   Orbitz, Inc.#*.............        15,739
       1,626   Pegasus Solutions, Inc.*...        21,349
       2,108   Penn National Gaming,
               Inc.#*.....................        69,986
       2,101   Pinnacle Entertainment,
               Inc.*......................        26,494
       2,619   Polaris Industries,
               Inc.#......................       125,712
         779   RC2 Corp.*.................        27,654
       2,100   Regal Entertainment
               Group#.....................        38,010
       8,564   Sabre Holdings Corp. ......       237,308
       3,301   Scientific Games Corp.*....        63,181
       1,700   Shuffle Master, Inc.#*.....        61,727
       6,311   Six Flags, Inc.*...........        45,818
         938   Speedway Motorsports,
               Inc. ......................        31,367

Shares                                         Value
--------------------------------------------------------
         164   Steinway Musical
               Instruments*...............  $      5,755
         228   Sunterra Corp.*............         2,873
       1,768   Topps Co., Inc.#*..........        17,150
       1,189   Vail Resorts, Inc.*........        22,781
       1,602   WMS Industries, Inc.#*.....        47,740
                                            ------------
                                               3,128,449
                                            ------------
ENVIRONMENTAL SERVICES -- 1.4%
         233   BHA Group Holdings, Inc. ..         8,819
     359,476   Calgon Carbon Corp.#.......     2,408,489
         843   Casella Waste Systems,
               Inc.#*.....................        11,085
         876   Danielson Holding Corp.#*..         6,053
       3,500   Darling International,
               Inc.*......................        14,700
         500   Duratek, Inc.*.............         7,555
     100,638   FuelCell Energy, Inc.#*....     1,175,452
      12,989   Headwaters, Inc.#*.........       336,805
       1,486   Ionics, Inc.#*.............        41,980
       8,374   KFX, Inc.#*................        63,810
       1,048   Metal Management, Inc.#*...        20,761
       1,275   Mine Safety Appliances
               Co.#.......................        42,967
       2,017   Plug Power, Inc.#*.........        15,087
       2,558   Stericycle, Inc.*..........       132,351
         774   Syntroleum Corp.*..........         5,124
       3,262   Tetra Tech, Inc.*..........        53,236
         928   TRC Cos., Inc.*............        15,479
      41,372   Waste Connections,
               Inc.#*.....................     1,227,079
                                            ------------
                                               5,586,832
                                            ------------
FOOD, BEVERAGE & TOBACCO -- 1.9%
       1,639   Adolph Coors Co. Class
               B#.........................       118,565
         200   Alico, Inc.#...............         8,030
         980   American Italian Pasta
               Co.#*......................        29,870
         100   Arden Group, Inc.#*........         8,962
      12,352   Boston Beer Co., Inc.#*....       248,769
         267   Cal-Maine Foods, Inc.#.....         3,738

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       2,479   Chiquita Brands
               International, Inc.#*......  $     51,861
       4,462   Coca-Cola Bottling Co.
               Consolidated#..............       258,305
       5,647   Constellation Brands,
               Inc.#*.....................       209,673
       2,459   Corn Products
               International, Inc.#*......       114,466
      11,265   Del Monte Foods Co.*.......       114,452
       5,827   Delta & Pine Land Co. .....       127,903
       3,439   DIMON, Inc. ...............        19,671
         500   Farmer Bros Co. ...........        13,415
       2,008   Flowers Foods, Inc.*.......        52,509
       1,080   Great Atlantic & Pacific
               Tea Co.#*..................         8,273
       1,622   Hain Celestial Group,
               Inc.*......................        29,358
         176   Hansen Natural Corp.*......         4,458
         600   Ingles Markets, Inc. ......         6,702
     114,376   Interstate Bakeries#*......     1,240,980
         385   J&J Snack Foods Corp.*.....        15,720
       3,647   JM Smucker Co. ............       167,432
         382   John B. Sanfilippo &
               SON#*......................        10,207
       1,692   Lance, Inc. ...............        26,057
       3,616   Loews Corp. -- Carolina
               Group#.....................        88,773
         500   M&F Worldwide Corp.*.......         6,850
         185   Maui Land & Pineapple Co.,
               Inc.*......................         6,290
         144   MGP Ingredients, Inc.#.....         5,571
         770   Nash Finch Co.#............        19,273
         128   National Beverage Corp.*...         1,271
       1,547   Pathmark Stores, Inc.*.....        11,788
         604   Peet's Coffee & Tea,
               Inc.*......................        15,094
       4,053   PepsiAmericas, Inc. .......        86,086
       3,059   Performance Food Group
               Co.#*......................        81,186
         894   Pilgrim's Pride Corp.#.....        25,872
         194   Provide Commerce, Inc.#*...         3,824
       1,968   Ralcorp Holdings, Inc.*....        69,274

Shares                                         Value
--------------------------------------------------------
         396   Riviana Foods, Inc.#.......  $     10,363
         625   Robert Mondavi*............        23,137
       2,359   Ruddick Corp.#.............        52,960
         621   Sanderson Farms, Inc. .....        33,298
          19   Seaboard Corp. ............         9,461
       5,190   Smithfield Foods, Inc.*....       152,586
         770   Standard Commercial
               Corp. .....................        13,899
      83,850   Tasty Baking Co.#..........       791,544
         415   Tejon Ranch Co.#*..........        14,442
       1,760   Tootsie Roll Industries,
               Inc.*......................        57,200
      18,254   United Natural Foods,
               Inc.#*.....................       527,723
       1,553   Universal Corp.#...........        79,110
      19,565   Vector Group, Ltd.#........       308,149
         709   Weis Markets, Inc. ........        24,850
     149,959   Wild Oats Markets,
               Inc.#*.....................     2,109,923
       5,561   Winn-Dixie Stores, Inc.#...        40,039
                                            ------------
                                               7,559,212
                                            ------------
FOREST PRODUCTS & PAPER -- 1.0%
       5,408   Boise Cascade Corp.#.......       203,557
       3,556   Bowater, Inc.#*............       147,894
      96,329   Buckeye Technologies,
               Inc.#*.....................     1,107,783
       1,734   Caraustar Industries,
               Inc.#*.....................        24,467
         597   Deltic Timber Corp. .......        22,925
      32,617   Glatfelter#................       459,247
       3,397   Longview Fibre Co.*........        50,038
       7,012   Louisiana-Pacific Corp.#...       165,834
      23,500   MeadWestvaco Corp. ........       690,665
         996   Pope & Talbot, Inc.#.......        19,691
       1,676   Potlatch Corp. ............        69,789
       3,024   Rayonier, Inc.#............       134,417
       1,509   Rock-Tenn Co.#.............        25,578
         896   Schweitzer-Mauduit
               International, Inc.#.......        27,444

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       3,384   Temple-Inland, Inc.#.......  $    234,342
      41,715   Wausau-Mosinee Paper
               Corp.#.....................       721,669
                                            ------------
                                               4,105,340
                                            ------------
HEALTHCARE -- 9.1%
       1,104   Abaxis, Inc.#*.............        20,954
         188   Abiomed, Inc.*.............         2,365
       1,973   Advanced Medical Optics,
               Inc.*......................        83,991
       1,189   Advanced Neuromodulation
               Systems, Inc.*.............        38,999
      14,141   Align Technology, Inc.#*...       268,679
         241   Alliance Imaging, Inc.*....         1,101
         677   Amedisys, Inc.#*...........        22,368
         196   America Service Group,
               Inc.*......................         6,811
      41,125   American Healthways,
               Inc.#*.....................     1,094,747
         700   American Medical Security
               Group, Inc.#*..............        19,075
      68,559   American Medical Systems
               Holdings, Inc.#*...........     2,310,438
       1,657   AMERIGROUP Corp.*..........        81,524
         693   Amn Healthcare Services,
               Inc.#*.....................        10,596
       1,659   Amsurg Corp.#*.............        41,691
       4,917   Apogent Technologies,
               Inc.*......................       157,344
       3,120   Apria Healthcare Group,
               Inc.#*.....................        89,544
       1,526   Arrow International,
               Inc. ......................        45,658
      31,412   Arthrocare Corp.#*.........       913,461
         529   Aspect Medical Systems,
               Inc.*......................         9,771
       3,239   Bausch & Lomb, Inc. .......       210,762
       3,780   Beckman Coulter, Inc. .....       230,580
       6,114   Beverly Enterprises,
               Inc.*......................        52,580
       1,381   Biolase Technology,
               Inc.#*.....................        18,588
         678   Biosite, Inc.#*............        30,456

Shares                                         Value
--------------------------------------------------------
       1,334   BioVeris Corp.*............  $     11,099
       1,295   Bruker BioSciences
               Corp.*.....................         6,307
       1,011   Candela Corp.#*............         9,908
       3,100   Cardiac Science, Inc.*.....         7,595
       2,298   Cardiodynamics
               International Corp.#*......        11,605
      17,846   Centene Corp.#*............       687,963
       2,309   Cepheid, Inc.#*............        26,646
         354   Closure Medical Corp.#*....         8,889
       3,425   Community Health Systems,
               Inc.*......................        91,687
       1,502   Conceptus, Inc.#*..........        16,897
       1,990   Conmed Corp.*..............        54,526
      14,563   Cooper Cos., Inc.#.........       919,945
         302   Corvel Corp.*..............         8,562
      22,982   Covance, Inc.#*............       886,646
       1,500   CTI Molecular Imaging,
               Inc.#*.....................        21,270
       1,269   Cyberonics#*...............        42,334
      81,653   Cytyc Corp.#*..............     2,071,537
       2,554   Dade Behring Holdings,
               Inc.*......................       121,366
         696   Datascope Corp. ...........        27,624
       6,132   DaVita, Inc.*..............       189,050
       1,378   Diagnostic Products
               Corp.#.....................        60,549
         600   DJ Orthopedics, Inc.*......        13,800
       3,687   Edwards Lifesciences
               Corp.#*....................       128,492
       1,079   Encore Medical Corp.*......         6,798
         530   Endocardial Solutions,
               Inc.#*.....................         5,486
       1,166   Epix Medical, Inc.#*.......        24,603
         377   Exactech, Inc.*............         8,181
       6,166   First Health Group
               Corp.*.....................        96,251
      20,108   Gen-Probe, Inc.#*..........       951,511
         800   Genesis HealthCare Corp.*..        23,232
       1,709   Gentiva Health Services,
               Inc.*......................        27,788

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       1,071   Haemonetics Corp.*.........  $     31,755
       1,463   Hanger Orthopedic Group,
               Inc.*......................        17,146
       6,976   Health Net, Inc.#*.........       184,864
       2,785   Henry Schein, Inc.#*.......       175,845
       3,442   Hillenbrand Industries,
               Inc. ......................       208,069
       1,416   Hologic, Inc.*.............        32,922
       3,735   Hooper Holmes, Inc.#.......        21,439
       9,971   Humana, Inc.#*.............       168,510
         696   ICU Medical, Inc.#*........        23,337
       2,097   Idexx Laboratories,
               Inc.#*.....................       131,985
       1,335   Immucor, Inc.#*............        43,454
       1,994   Inamed Corp.* (a)..........       125,323
       1,700   Intuitive Surgical,
               Inc.#*.....................        32,300
       1,734   Invacare Corp. ............        77,544
       1,897   Inveresk Research Group,
               Inc.*......................        58,503
         700   Inverness Medical
               Innovations, Inc.#*........        15,330
      10,311   Kensey Nash Corp.#*........       355,729
      46,902   Kindred Healthcare,
               Inc.#*.....................     1,235,868
       1,477   Kinetic Concepts, Inc.*....        73,702
       1,300   Kyphon, Inc.#*.............        36,634
         795   LabOne, Inc.#*.............        25,265
      27,362   Laserscope, Inc.#*.........       753,823
      19,210   LCA-Vision, Inc.*..........       559,587
         600   Lifeline Systems, Inc.*....        14,196
      23,484   LifePoint Hospitals,
               Inc.#*.....................       874,074
       6,114   Lincare Holdings, Inc.#*...       200,906
       1,318   Luminex Corp.#*............        13,259
      44,142   Manor Care, Inc. ..........     1,442,561
      11,400   Matria Healthcare,
               Inc.#*.....................       285,798
         166   Medcath Corp.*.............         3,320
         500   Medical Action Industries,
               Inc.#*.....................         9,200
         504   MedQuist, Inc.*............         5,771

Shares                                         Value
--------------------------------------------------------
         719   MedSource Technologies,
               Inc.#*.....................  $      5,105
       2,626   Mentor Corp.#..............        90,046
       1,568   Merit Medical Systems,
               Inc.*......................        24,978
          55   Micro Therapeutics,
               Inc.#*.....................           233
       1,465   Microtek Medical Holdings,
               Inc.#*.....................         7,501
         668   Molina Healthcare, Inc.*...        25,504
         441   National Healthcare
               Corp. .....................        12,352
       1,792   Oakley, Inc.#..............        23,188
       1,180   Ocular Sciences, Inc.*.....        44,840
      14,585   Odyssey HealthCare,
               Inc.#*.....................       274,490
         878   Option Care, Inc. .........        13,398
      30,927   OraSure Technologies,
               Inc.#*.....................       300,920
       3,543   Orthodontic Centers of
               America#*..................        29,017
      24,622   Orthologic Corp.*..........       213,473
         572   Orthovita, Inc.#*..........         2,940
       5,433   Pacificare Health
               Systems#*..................       210,040
       3,500   Palatin Technologies,
               Inc.*......................        14,735
         105   Palomar Medical
               Technologies, Inc.*........         1,763
       1,599   Pediatrix Medical Group,
               Inc.*......................       111,690
       1,269   PolyMedica Corp.#..........        39,390
       1,000   Possis Medical, Inc.*......        34,150
      98,625   Province Healthcare
               Co.#*......................     1,691,419
       4,778   PSS World Medical,
               Inc.#*.....................        53,514
         119   Psychiatric Solutions,
               Inc.#*.....................         2,967
       1,800   Quidel Corp.#*.............        10,602
       1,197   RehabCare Group, Inc.*.....        31,876
       4,097   Renal Care Group, Inc.#*...       135,734
         462   Res-Care, Inc.*............         5,867
       2,285   Resmed, Inc.#*.............       116,444
       2,044   Respironics, Inc.*.........       120,085
      19,472   Select Medical Corp.#......       261,314

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      45,740   Sierra Health Services#*...  $  2,044,578
       1,840   Sola International,
               Inc.#*.....................        31,703
         129   Sonic Innovations,
               Inc.#*.....................           733
       7,949   SonoSite, Inc.#*...........       190,061
         349   Specialty Laboratories,
               Inc.#*.....................         3,127
       4,731   Steris Corp.*..............       106,731
       1,009   Sunrise Senior Living,
               Inc.#*.....................        39,492
         967   SurModics, Inc.#*..........        23,827
      23,769   Sybron Dental Specialties,
               Inc.*......................       709,505
         417   Symbion, Inc.*.............         7,281
      60,400   Synovis Life Technologies,
               Inc.#*.....................       649,300
      27,482   Techne Corp.*..............     1,194,093
       1,028   Thermogenesis*.............         4,862
     145,178   Thoratec Corp.#*...........     1,557,760
       4,665   Triad Hospitals, Inc.*.....       173,678
       1,272   TriPath Imaging, Inc.*.....        11,970
      82,480   United Surgical Partners
               International, Inc.*.......     3,255,486
       2,978   Universal Health Services,
               Inc. Class B...............       136,660
         900   Urologix, Inc.*............        13,896
       4,290   US Oncology, Inc.*.........        63,149
         865   Ventana Medical Systems*...        41,113
       2,058   Viasys Healthcare, Inc.*...        43,033
         700   VistaCare, Inc.#*..........        12,985
      20,785   Visx, Inc.#*...............       555,375
         354   Vital Signs, Inc. .........        10,280
      26,300   WellChoice, Inc.#*.........     1,088,820
         785   West Pharmaceutical
               Services, Inc. ............        33,205
      25,841   Wright Medical Group,
               Inc.*......................       919,940
         276   Young Innovations, Inc. ...         7,010

Shares                                         Value
--------------------------------------------------------
         873   Zila, Inc.*................  $      4,286
         616   Zoll Medical Corp.*........        21,609
                                            ------------
                                              36,433,372
                                            ------------
HOTELS & RESTAURANTS -- 1.5%
       9,975   Ameristar Casinos, Inc.#...       334,960
       5,042   Applebees International,
               Inc. ......................       116,067
       2,058   Aztar Corp.*...............        57,624
       2,264   Bob Evans Farms, Inc.#.....        61,988
       1,747   Boca Resorts, Inc.*........        34,625
       2,155   Boyd Gaming Corp.#.........        57,258
       5,947   Brinker International,
               Inc.#*.....................       202,912
          41   Buffalo Wild Wings,
               Inc.#*.....................         1,134
      30,863   California Pizza Kitchen,
               Inc.#*.....................       591,335
       3,222   CBRL Group, Inc.#..........        99,399
       2,270   CEC Entertainment, Inc.*...        66,988
       3,160   Cheesecake Factory#*.......       125,736
         600   Chicago Pizza & Brewery,
               Inc.#*.....................         9,126
       2,480   Choice Hotels
               International, Inc.#.......       124,397
       2,900   CKE Restaurants, Inc.#*....        38,657
      43,685   Darden Restaurants,
               Inc. ......................       897,727
         719   Dave & Buster's, Inc.#*....        13,510
       1,328   Ihop Corp. ................        47,489
       2,301   Jack in the Box, Inc.#*....        68,340
       3,397   Krispy Kreme Doughnuts,
               Inc.#*.....................        64,849
      10,900   La Quinta Corp.*...........        91,560
       1,510   Landry's Restaurants,
               Inc.*......................        45,134
         996   Lone Star Steakhouse &
               Saloon#*...................        27,081
       4,212   Mandalay Resort Group*.....       289,112
       1,392   Marcus Corp. ..............        24,012
       1,476   MTR Gaming Group, Inc.*....        16,162

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       1,271   O'Charleys, Inc.*..........  $     21,848
       3,894   Outback Steakhouse,
               Inc. ......................       161,056
       1,812   Panera Bread Co.#*.........        65,014
         772   Papa John's International,
               Inc.#*.....................        22,805
       1,761   PF Chang's China Bistro,
               Inc.#*.....................        72,465
       2,367   Prime Hospitality Corp.#...        25,137
      29,444   Rare Hospitality
               International, Inc.*.......       733,156
         584   Red Robin Gourmet Burgers,
               Inc.*......................        15,984
       4,000   Ruby Tuesday, Inc.#........       109,800
       2,657   Ryan's Restaurant Group,
               Inc.*......................        41,981
      42,808   Sonic Corp.#*..............       973,871
       2,763   Station Casinos, Inc.#.....       133,729
       1,339   Steak n Shake Co.*.........        24,397
       2,274   Triarc Cos. Class B#.......        23,127
       1,996   Wynn Resorts, Ltd.#*.......        77,105
                                            ------------
                                               6,008,657
                                            ------------
HOUSEHOLD PRODUCTS -- 0.8%
         313   American Banknote Corp.*...            48
       4,187   American Greetings#*.......        97,055
         334   American Woodmark Corp.#...        19,990
       1,410   Applica, Inc.*.............        12,549
         662   Bassett Furniture
               Industries, Inc.#..........        14,405
       2,130   Blyth, Inc. ...............        73,464
       1,100   Central Garden and Pet
               Co.#*......................        39,347
       2,422   Church & Dwight, Inc. .....       110,879
         263   CSS Industries, Inc. ......         9,216
         999   Digital Theater Systems,
               Inc. ......................        26,124
         900   Ennis Business Forms*......        17,550
       2,230   Ethan Allen Interiors,
               Inc.#......................        80,079

Shares                                         Value
--------------------------------------------------------
       2,575   Fossil, Inc.#*.............  $     70,169
       3,226   Furniture Brands
               International, Inc. .......        80,811
         300   Hooker Furniture Corp.#....         6,051
       1,819   Jarden Corp.#*.............        65,466
      34,174   John H. Harland Co.#.......     1,003,007
       1,358   Kimball International, Inc.
               Class B....................        20,030
       3,420   La-Z-Boy, Inc. ............        61,492
         809   Libbey, Inc. ..............        22,458
         219   Lifetime Hoan Corp. .......         4,991
       5,293   Maytag Corp.#..............       129,731
         298   National Presto Industries,
               Inc. ......................        12,287
       1,776   Playtex Products, Inc.*....        13,888
         625   Russ Berrie & Co., Inc. ...        12,144
       1,469   Scotts Co.*................        93,840
         980   Standard Register Co.#.....        11,662
       5,631   Stanley Furniture Co.,
               Inc.#......................       237,121
       1,052   Tempur-Pedic International,
               Inc.*......................        14,738
       2,812   Tivo, Inc.#*...............        19,937
       7,869   Toro Co.#*.................       551,381
       3,653   Tupperware Corp. ..........        70,978
      12,831   Universal Electronics,
               Inc.#*.....................       224,927
       1,196   WD-40 Co. .................        35,808
       3,039   Yankee Candle Co., Inc.*...        88,891
                                            ------------
                                               3,352,514
                                            ------------
INDUSTRIAL MACHINERY -- 2.8%
     106,144   AGCO Corp.#*...............     2,162,153
       1,692   Albany International
               Corp.#*....................        56,784
       1,195   Applied Industrial
               Technologies, Inc.#........        35,993
       1,025   Astec Industries, Inc.*....        19,301
       2,005   Baldor Electric Co. .......        46,817
       1,505   Briggs & Stratton Corp. ...       132,967

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
         687   Cascade Corp.#*............  $     21,469
       2,230   Cognex Corp. ..............        85,810
       2,458   Cummins, Inc. .............       153,625
       3,030   Flowserve Corp.*...........        75,568
      23,078   Franklin Electric Co.,
               Inc.#......................       871,425
       1,327   Gardner Denver, Inc.*......        37,023
       1,300   Global Power Equipment
               Group, Inc.#*..............        10,426
         385   Gorman-Rupp Co.#...........        10,460
       4,173   Graco, Inc.*...............       129,572
       2,770   IDEX Corp.*................        95,149
         570   Intevac, Inc.*.............         5,056
       3,056   JLG Industries, Inc.#*.....        42,448
      42,400   Joy Global, Inc.#..........     1,269,456
         794   Kadant, Inc.*..............        18,365
       2,247   Kennametal, Inc. ..........       102,913
       2,117   Lincoln Electric Holdings,
               Inc. ......................        72,169
     120,384   Lindsay Manufacturing
               Co.#.......................     2,891,624
       1,763   Manitowoc Co.#.............        59,678
          71   Middleby Corp.*............         3,878
       2,159   Milacron, Inc.#............         8,636
         283   NACCO Industries, Inc. ....        26,885
       1,647   Nordson Corp. .............        71,430
      18,466   Presstek, Inc.#*...........       194,078
       1,617   Regal-Beloit Corp. ........        35,994
         699   Robbins & Myers, Inc.*.....        15,693
         699   Sauer-Danfoss, Inc.#*......        11,932
       3,629   Snap-On, Inc. .............       121,753
       4,306   Stanley Works#.............       196,267
       1,747   Stewart & Stevenson
               Services...................        31,306
       1,080   Tecumseh Products Co. .....        44,485
         525   Tennant Co.#...............        21,761
       2,932   Terex Corp.#*..............       100,069
         597   Thomas Industries, Inc.*...        19,820
       3,143   UNOVA, Inc.*...............        63,646

Shares                                         Value
--------------------------------------------------------
      93,817   Wabtec Corp.#..............  $  1,692,459
       2,318   Zebra Technologies
               Corp.#*....................       201,666
                                            ------------
                                              11,268,009
                                            ------------
INSURANCE -- 2.5%
       1,417   21st Century Insurance
               Group#.....................        18,336
       2,002   Alfa Corp.#................        28,028
         255   Alleghany Corp.*...........        73,185
       3,597   Allmerica Financial
               Corp.*.....................       121,579
         992   American Equity Investment
               Life Holding Co.*..........         9,870
       2,530   American Financial Group,
               Inc.#......................        77,342
         528   American National
               Insurance..................        48,750
         600   American Physicians
               Capital, Inc.#.............        13,890
       2,642   AmerUs Group Co.#..........       109,379
       1,609   Argonaut Group, Inc.*......        29,654
       5,581   Arthur J Gallagher &
               Co. .......................       169,941
       4,930   Assurant, Inc. ............       130,053
         370   Baldwin & Lyons, Inc. Class
               B..........................         9,931
         571   Bristol West Holdings,
               Inc. ......................        10,386
       3,384   Brown & Brown, Inc.#.......       145,850
       1,155   Ceres Group, Inc.*.........         7,092
       1,918   Citizens, Inc.#*...........        15,728
         709   CNA Surety Corp.*..........         7,764
       1,634   Commerce Group, Inc. ......        80,671
       8,916   Conseco, Inc.#*............       177,428
          31   Crawford & Co. Class B#....           153
       1,567   Delphi Financial Group.....        69,731
       1,003   Direct General Corp. ......        32,357
         316   Donegal Group, Inc. .......         6,333
         107   EMC INS Group, Inc.#.......         2,499
         130   Enstar Group, Inc.*........         6,926

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       1,706   Erie Indemnity Co.#........  $     79,807
         696   FBL Financial Group,
               Inc.#......................        19,669
      17,581   First American Corp.#......       455,172
         290   Fpic Insurance Group,
               Inc.#*.....................         7,160
         283   Great American Financial
               Resources, Inc. ...........         4,500
         767   Harleysville Group,
               Inc. ......................        14,458
       4,258   HCC Insurance Holdings,
               Inc.#......................       142,260
      32,407   Hilb Rogal & Hobbs Co.#....     1,156,282
       2,414   Horace Mann Educators
               Corp.#.....................        42,197
         200   Independence Holding
               Co. .......................         6,800
       1,300   Infinity Property &
               Casualty Corp. ............        42,900
         222   Kansas City Life Insurance
               Co.#.......................         9,344
       1,238   LandAmerica Financial
               Group, Inc. ...............        48,195
         480   Markel Corp.*..............       133,200
      34,900   Max Re Capital, Ltd. ......       679,852
       1,787   Mercury General Corp. .....        88,725
         466   Midland Co. ...............        13,817
       3,168   Mony Group, Inc. ..........        99,158
         162   National Western Life
               Insurance Co.*.............        24,875
       6,179   Navigators Group, Inc.#....       178,511
          43   NYMAGIC, Inc. .............         1,135
         700   Odyssey Re Holdings
               Corp.#.....................        16,800
       3,746   Ohio Casualty Corp.#*......        75,407
         522   Penn-America Group, Inc.#..         7,308
         983   Philadelphia Consolidated
               Holding Co.*...............        59,049
     134,700   Phoenix Cos., Inc.#........     1,650,075
       1,480   PMA Capital Corp.#*........        13,320
      26,400   PMI Group, Inc. ...........     1,148,928
       1,541   Presidential Life Corp. ...        27,769

Shares                                         Value
--------------------------------------------------------
       1,594   ProAssurance Corp.*........  $     54,371
       4,368   Protective Life Corp. .....       168,911
       1,692   Reinsurance Group of
               America....................        68,780
       1,293   RLI Corp. .................        47,194
         600   Safety Insurance Group,
               Inc.#......................        12,852
      20,095   Selective Insurance
               Group#.....................       801,389
       1,741   Stancorp Financial Group,
               Inc. ......................       116,647
         796   State Auto Financial
               Corp. .....................        24,453
       1,125   Stewart Information
               Services Corp. ............        37,991
      12,539   Triad Guaranty, Inc.#*.....       729,770
       2,559   UICI*......................        60,930
         480   United Fire & Casualty
               Co. .......................        27,720
       2,845   Unitrin, Inc. .............       121,197
       1,306   Universal American
               Financial Corp.#*..........        14,340
       1,400   USI Holdings Corp.#*.......        22,120
       1,139   Vesta Insurance Group,
               Inc........................         7,369
          89   Wesco Financial Corp. .....        32,218
       4,459   WR Berkley Corp. ..........       191,514
         625   Zenith National Insurance
               Corp.#.....................        30,375
                                            ------------
                                              10,219,670
                                            ------------
INTERNET SERVICES & APPLICATIONS -- 2.6%
         299   1-800 Contacts, Inc.#*.....         4,436
       1,266   1-800-FLOWERS.COM,
               Inc.#*.....................        10,305
       3,134   Agile Software Corp.*......        27,423
       6,926   Akamai Technologies,
               Inc.*......................       124,322
       1,983   Alloy, Inc.#*..............        12,195
         824   answerthink, Inc.*.........         4,722
       2,500   aQuantive, Inc.#*..........        24,700
     195,371   Ariba, Inc.#*..............       386,835
       2,098   Asiainfo Holdings, Inc.*...        11,077

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      20,397   Ask Jeeves#*...............  $    796,095
       2,033   At Road, Inc.#*............        15,552
       2,342   Autobytel, Inc.#*..........        21,265
       2,958   Avocent Corp.*.............       108,677
         565   Blue Coat Systems,
               Inc.#*.....................        18,922
       5,003   Checkfree Corp.#*..........       150,090
       4,440   Chordiant Software,
               Inc.*......................        20,246
     141,810   CMGI, Inc.*................       276,529
       6,719   CNET Networks, Inc.#*......        74,379
         224   Cybersource Corp.*.........         1,873
      23,694   Digital Insight Corp.#*....       491,177
      11,420   Digital River, Inc.*.......       372,635
       3,334   Digitas, Inc.*.............        36,774
     116,800   DoubleClick, Inc.#*........       907,536
       2,300   Drugstore.Com*.............         8,027
       3,866   E.piphany, Inc.*...........        18,673
       7,963   Earthlink, Inc.*...........        82,417
       1,000   eCollege.com, Inc.#*.......        16,000
       2,872   Entrust, Inc.#*............        12,924
         629   Equinix, Inc.*.............        21,348
       2,821   eResearch Technology,
               Inc.#*.....................        78,988
       1,946   F5 Networks, Inc.#*........        51,530
         900   FindWhat.com#*.............        20,826
       2,242   FreeMarkets, Inc.#*........        14,618
      20,505   GSI Commerce, Inc.#*.......       197,463
       2,875   Harris Interactive,
               Inc.*......................        19,320
       5,806   Homestore, Inc.#*..........        23,166
       1,719   Infospace, Inc.*...........        65,391
         329   INTAC International*.......         4,043
       9,675   Internap Network Services
               Corp.*.....................        11,707
       2,300   Internet Capital Group,
               Inc.*......................        17,802
       2,605   Internet Security
               Systems#*..................        39,961
       2,814   Interwoven, Inc.#*.........        28,421
       2,712   Ipass, Inc.*...............        28,720

Shares                                         Value
--------------------------------------------------------
         342   iVillage, Inc.#*...........  $      2,172
       1,200   j2 Global Communications,
               Inc.#*.....................        33,360
         103   Jupitermedia Corp.*........         1,458
         779   Keynote Systems, Inc.#*....        10,711
         362   Kintera, Inc.#*............         3,776
      21,325   Lionbridge
               Technologies#*.............       163,136
     213,535   Looksmart*.................       463,371
       4,673   Macromedia, Inc.#*.........       114,722
         547   Marketwatch.com, Inc.*.....         6,416
       2,630   Matrixone, Inc.*...........        18,173
      10,204   McAfee, Inc.*..............       184,999
       6,652   Monster Worldwide, Inc.*...       171,089
         591   Neoforma, Inc.#*...........         7,175
       2,054   Net2Phone, Inc.#*..........         9,305
      25,806   Netbank, Inc.#.............       282,060
      11,822   Netegrity, Inc.#*..........       100,014
       2,189   NetFlix, Inc.#*............        78,695
         642   Netratings, Inc.#*.........        10,458
       2,032   NIC, Inc.*.................        14,569
       4,272   Openwave Systems, Inc.#*...        54,254
       3,255   Opsware, Inc.#*............        25,780
         634   Overstock.com, Inc.#*......        24,777
       1,367   PC-Tel, Inc.*..............        16,131
       1,984   Portal Software, Inc.*.....         7,202
      13,934   Priceline.com, Inc.#*......       375,243
       1,610   ProQuest Co.*..............        43,873
       5,500   RealNetworks, Inc.#*.......        37,620
       2,932   Redback Networks, Inc.#*...        18,794
       3,345   RSA Security, Inc.#*.......        68,472
       5,043   S1 Corp.*..................        50,127
       8,116   Safeguard Scientifics,
               Inc.#*.....................        18,667
       5,431   Sapient Corp.*.............        32,640
       2,363   Secure Computing Corp.#*...        27,529
       3,285   Seebeyond Technology
               Corp.*.....................        12,384
       1,154   Sohu.com, Inc.#*...........        22,942

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       3,465   SonicWALL, Inc.#*..........  $     29,799
       1,317   Stamps.com, Inc.*..........        13,420
         721   Stellent, Inc.*............         6,157
      37,781   SupportSoft, Inc.*.........       327,939
      71,883   TIBCO Software, Inc.*......       607,411
         125   Travelzoo, Inc.*...........         3,724
       1,963   Trizetto Group#*...........        13,152
       2,900   Tumbleweed Communications
               Corp.*.....................        12,354
      27,564   United Online, Inc.#*......       485,402
       4,700   Valueclick, Inc.*..........        56,306
       1,376   Verity, Inc.*..............        18,590
       8,600   Verso Technologies,
               Inc.#*.....................        15,050
     137,266   Vignette Corp.*............       227,862
      28,744   WatchGuard Technologies*...       207,532
      20,449   WebEx Communications,
               Inc.#*.....................       444,970
      18,813   WebMD Corp.#*..............       175,337
       3,170   webMethods, Inc.*..........        27,167
      15,992   Websense, Inc.#*...........       595,382
         301   Zix Corp.#*................         2,390
                                            ------------
                                              10,441,148
                                            ------------
MANUFACTURING -- 0.7%
       1,400   Actuant Corp.#*............        54,586
       2,743   Acuity Brands, Inc.#.......        74,061
         400   Ameron International
               Corp. .....................        13,652
       1,134   AO Smith Corp.#............        36,050
       1,032   Applied Films Corp.*.......        29,949
       2,330   Aptargroup, Inc. ..........       101,798
         838   Barnes Group, Inc.#........        24,285
       3,539   Brink's Co. ...............       121,211
       2,047   Carlisle Cos., Inc. .......       127,426
         930   Ceradyne, Inc.#*...........        33,266
       1,634   Clarcor, Inc.*.............        74,837
       3,391   Crane Co. .................       106,443
         909   CUNO, Inc.*................        48,495

Shares                                         Value
--------------------------------------------------------
       4,758   Donaldson Co., Inc. .......  $    139,409
       1,300   EnPro Industries, Inc.*....        29,874
         861   ESCO Technologies, Inc. ...        45,943
       3,084   Federal Signal Corp.#......        57,393
       1,647   Griffon Corp.*.............        36,695
       2,762   Harsco Corp. ..............       129,814
       1,050   Hexcel Corp.#*.............        12,159
       5,031   Jacuzzi Brands, Inc.*......        40,550
       1,847   Lancaster Colony Corp. ....        76,909
       7,039   Matthews International
               Corp.#.....................       231,865
       1,296   Myers Industries, Inc. ....        18,274
       7,682   Pall Corp.#................       201,192
       6,204   Pentair, Inc. .............       208,702
         343   Quixote Corp.#.............         6,877
         400   Raven Industries, Inc. ....        14,212
       2,114   Roper Industries, Inc. ....       120,287
       4,725   SPX Corp.#.................       219,429
         696   Standex International
               Corp. .....................        18,931
       1,558   Sturm Ruger & Co., Inc. ...        18,867
       2,372   Teleflex, Inc. ............       118,956
       1,969   Tredegar Corp. ............        31,760
       2,372   Trinity Industries,
               Inc.#......................        75,406
                                            ------------
                                               2,699,563
                                            ------------
METALS & MINING -- 1.9%
       6,585   AK Steel Holding Corp.#*...        34,703
     117,102   Allegheny Technologies,
               Inc.#......................     2,113,691
       1,121   Amcol International
               Corp. .....................        21,243
      20,029   Arch Coal, Inc.#...........       732,861
         709   Brush Engineered Materials,
               Inc.*......................        13,400
       1,251   Carpenter Technology.......        42,597
       1,238   Century Aluminum Co.*......        30,690
         728   CIRCOR International,
               Inc. ......................        14,844
         601   Cleveland-Cliffs, Inc.#*...        33,890

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      76,252   Coeur d'alene Mines
               Corp.#*....................  $    311,108
       1,685   Commercial Metals Co. .....        54,678
         950   Compass Minerals
               International, Inc. .......        18,411
       5,544   Consol Energy, Inc.#.......       199,584
         602   Gibraltar Steel Corp. .....        19,758
       8,076   Hecla Mining Co.#*.........        46,033
       1,093   International Steel Group,
               Inc.*......................        32,517
      29,100   IPSCO, Inc.#...............       655,623
       1,805   Kaydon Corp.#..............        55,829
         275   Lawson Products............        10,491
       4,672   Massey Energy Co. .........       131,797
       1,269   Metals USA, Inc.#*.........        22,690
       2,292   Mueller Industries,
               Inc. ......................        82,054
         506   NN, Inc. ..................         6,431
         709   NS Group, Inc.*............        11,656
       1,616   Oregon Steel Mills,
               Inc.#*.....................        23,820
       3,928   Peabody Energy Corp. ......       219,929
         567   Penn Engineering &
               Manufacturing Corp.*.......        12,157
       4,170   Precision Castparts
               Corp.#.....................       228,057
       1,096   Quanex Corp.#..............        53,375
       1,617   Reliance Steel & Aluminum
               Co. .......................        65,197
         932   Royal Gold, Inc.#*.........        13,206
       1,272   RTI International Metals,
               Inc.*......................        20,288
       1,350   Ryerson Tull, Inc. ........        21,438
         977   Schnitzer Steel Industries,
               Inc.#......................        33,179
         934   Southern Peru Copper
               Corp. .....................        38,602
       2,484   Steel Dynamics, Inc.#*.....        71,117
          56   Steel Technologies,
               Inc. ......................         1,237
       3,077   Stillwater Mining Co.#*....        46,186
       4,210   Timken Co.#................       111,523
          22   Titanium Metals Corp.#*....         2,036

Shares                                         Value
--------------------------------------------------------
      26,035   United States Steel
               Corp.#.....................  $    914,349
     124,015   USEC, Inc.#................     1,087,612
         857   Valmont Industries,
               Inc.*......................        19,625
       4,430   Worthington Industries.....        90,948
                                            ------------
                                               7,770,460
                                            ------------
MULTIMEDIA -- 2.3%
      67,284   4Kids Entertainment,
               Inc.#*.....................     1,609,433
         300   Beasley Broadcasting Group,
               Inc.#*.....................         4,488
       6,073   Belo Corp. ................       163,060
      18,294   Charter Communications,
               Inc.#*.....................        71,713
       3,332   Citadel Broadcasting
               Corp.#*....................        48,547
       6,588   Courier Corp. .............       274,983
       2,431   Cox Radio, Inc.*...........        42,251
       1,083   Crown Media Holdings,
               Inc.#*.....................         9,227
       3,022   Cumulus Media, Inc.*.......        50,800
       3,600   Dow Jones & Co., Inc. .....       162,360
       3,130   Emmis Communications
               Corp.*.....................        65,667
       2,366   Entercom Communications
               Corp.#*....................        88,252
       3,019   Entravision Communications
               Corp.*.....................        23,186
         300   Fisher Communications,
               Inc.*......................        15,099
      14,474   Gemstar-TV Guide
               International, Inc.#*......        69,475
       2,761   Gray Television, Inc. .....        38,350
       2,135   Hearst-Argyle Television,
               Inc. ......................        55,040
       3,001   Hollinger International,
               Inc.#......................        50,387
         925   Information Holdings,
               Inc.#*.....................        25,317
       3,026   Insight Communications Co.,
               Inc.#*.....................        28,021

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       2,850   John Wiley & Sons#*........  $     91,200
       1,291   Journal Communications,
               Inc. ......................        24,310
       2,124   Journal Register Co.*......        42,480
       2,807   Lee Enterprises, Inc. .....       134,764
       1,110   Liberty Corp. .............        52,115
       1,862   Lin TV Corp.#*.............        39,474
         725   Lodgenet Entertainment
               Corp.#*....................        11,963
         905   Martha Stewart Living
               Omnimedia#*................         8,145
       1,150   McClatchy Co. .............        80,673
       1,493   Media General, Inc. .......        95,880
       3,721   Mediacom Communications
               Corp.#*....................        29,098
       2,348   Meredith Corp. ............       129,046
         403   Nexstar Broadcasting Group,
               Inc.*......................         4,425
      24,514   Paxson Communications
               Corp.#*....................        79,671
         804   Playboy Enterprises, Inc.
               Class B*...................         9,334
       9,323   Primedia, Inc.#*...........        25,918
         254   Pulitzer, Inc.#............        12,421
       5,500   Radio One, Inc. Class
               D#*........................        88,055
     164,872   Reader's Digest
               Association, Inc. .........     2,636,303
       2,183   Regent Communications,
               Inc.*......................        13,513
         820   Saga Communications,
               Inc.*......................        14,965
         571   Salem Communications
               Corp.*.....................        15,491
       1,976   Scholastic Corp.*..........        59,181
       2,521   Sinclair Broadcast Group,
               Inc.#......................        25,891
      76,325   Sirius Satellite Radio,
               Inc.#*.....................       235,081
     155,594   Spanish Broadcasting
               System#*...................     1,448,580

Shares                                         Value
--------------------------------------------------------
      38,946   Thomas Nelson, Inc. .......  $    885,632
          71   Value Line, Inc. ..........         2,521
       4,675   Westwood One, Inc.*........       111,265
         661   World Wrestling
               Entertainment, Inc. .......         8,428
         867   Young Broadcasting,
               Inc.#*.....................        11,401
                                            ------------
                                               9,322,880
                                            ------------
OIL & GAS -- 5.0%
         577   Atwood Oceanics, Inc.#*....        24,090
       1,009   Berry Petroleum Co. .......        29,675
       1,050   Brigham Exploration Co.*...         9,639
       2,034   Cabot Oil & Gas Corp.#.....        86,038
      12,880   Cal Dive International,
               Inc.*......................       390,522
         336   Callon Petroleum Co.#*.....         4,791
         724   CARBO Ceramics, Inc. ......        49,413
       1,200   Cheniere Energy, Inc.*.....        23,484
      14,132   Chesapeake Energy Corp.#...       208,023
       2,862   Cimarex Energy Co.*........        86,518
         244   Clayton Williams Energy,
               Inc.*......................         5,832
       2,050   Comstock Resources,
               Inc.*......................        39,893
       3,286   Cooper Cameron Corp.#*.....       160,028
          88   Crosstex Energy, Inc. .....         3,529
         196   Delta Petroleum Corp.#*....         2,636
       3,400   Denbury Resources, Inc.*...        71,230
       3,571   Diamond Offshore
               Drilling#..................        85,097
         333   Dril-Quip, Inc.*...........         6,227
      19,367   Dynegy, Inc.#*.............        82,503
         139   Edge Petroleum Corp.*......         2,363
       1,334   Encore Acquisition Co.*....        37,219
       1,497   Energy Partners, Ltd.#*....        22,904
       3,892   Equitable Resources,
               Inc. ......................       201,255
      20,831   Evergreen Resources,
               Inc.*......................       841,572
       3,786   FMC Technologies, Inc.*....       109,037
       2,899   Forest Oil Corp.*..........        79,201
       8,246   Frontier Oil Corp.#........       174,733

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
         161   FX Energy, Inc.#*..........  $      1,435
       5,310   Global Industries, Ltd.*...        30,373
      51,053   Grant Prideco, Inc.#*......       942,438
      64,122   Grey Wolf, Inc.#*..........       271,877
         354   Gulf Island Fabrication,
               Inc.*......................         7,657
       3,586   Hanover Compressor Co.#*...        42,673
       2,400   Harvest Natural Resources,
               Inc.*......................        35,784
       3,485   Helmerich & Payne, Inc.#...        91,133
         693   Holly Corp.#...............        25,918
          87   Hornbeck Offshore Services,
               Inc.*......................         1,137
         954   Houston Exploration Co.*...        49,455
         869   Hydril Co. ................        27,374
      88,301   Input/Output, Inc.#*.......       732,015
      41,734   KCS Energy, Inc.#*.........       555,897
          78   Kerr-McGee Corp.#..........         4,191
     106,825   Key Energy Services,
               Inc.*......................     1,008,428
      21,233   Lone Star Technologies#*...       585,181
         285   Lufkin Industries, Inc. ...         9,114
       4,806   Magnum Hunter Resources,
               Inc.#*.....................        49,886
       1,000   Matrix Service Co.*........         9,150
       6,949   Maverick Tube Corp.*.......       182,481
         700   McMoRan Exploration Co.#*..        10,906
       3,039   Meridian Resource Corp.#*..        21,091
         652   Mission Resources Corp.*...         3,716
       4,460   National Fuel Gas Co.#.....       111,500
       5,468   National-Oilwell, Inc.#*...       172,187
       3,480   Newfield Exploration
               Co.*.......................       193,975
      16,415   Newpark Resources#*........       101,773
       3,539   Noble Energy, Inc. ........       180,489
      71,263   Oceaneering International,
               Inc.#*.....................     2,440,758
       1,561   Oil States International,
               Inc.*......................        23,883

Shares                                         Value
--------------------------------------------------------
       5,173   Parker Drilling Co.*.......  $     19,761
      27,355   Patina Oil & Gas Corp. ....       817,094
       4,994   Patterson-UTI Energy,
               Inc.#......................       166,850
         966   Penn Virginia Corp. .......        34,882
       1,004   Petroleum Development
               Corp.*.....................        27,530
       7,401   Pioneer Natural Resources
               Co.*.......................       259,627
       8,220   Plains Exploration &
               Production Co.*............       150,837
       1,367   Plains Resources, Inc.*....        23,171
       3,937   Pogo Producing Co. ........       194,488
       2,430   Premcor, Inc.*.............        91,125
      64,570   Pride International,
               Inc.#*.....................     1,104,793
       3,172   Prima Energy Corp.*........       125,516
       5,148   Questar Corp. .............       198,919
         906   Quicksilver Resources,
               Inc.#*.....................        60,765
       3,768   Range Resources Corp. .....        55,013
       1,548   Remington Oil & Gas
               Corp.*.....................        36,533
       1,015   Resource America, Inc. ....        23,954
      57,856   Rowan Cos., Inc.#*.........     1,407,637
         488   RPC, Inc. .................         7,706
       1,135   SEACOR Holdings, Inc.*.....        49,861
       9,556   Southwestern Energy Co.#*..       273,971
       1,696   Spinnaker Exploration
               Co.*.......................        66,788
       1,668   St. Mary Land & Exploration
               Co.#.......................        59,464
       1,533   Stone Energy Corp.*........        70,027
      17,265   Superior Energy
               Services*..................       173,513
       1,863   Swift Energy Co.*..........        41,098
       3,957   Tesoro Petroleum Corp.*....       109,213
       1,273   Tetra Technologies,
               Inc.*......................        34,180
       3,935   Tidewater, Inc. ...........       117,263
         330   Todco*.....................         5,105
         992   Transmontaigne, Inc.*......         5,337
      38,795   Unit Corp.#*...............     1,220,103

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       1,177   Universal Compression
               Holdings, Inc.*............  $     36,110
      52,348   Varco International,
               Inc.*......................     1,145,898
       2,147   Veritas DGC, Inc.#*........        49,703
      63,255   Vintage Petroleum, Inc. ...     1,073,437
       1,435   W-H Energy Services,
               Inc.*......................        28,126
       3,300   Western Gas Resources,
               Inc.#......................       107,184
       1,106   Whiting Petroleum Corp.*...        27,816
                                            ------------
                                              20,261,725
                                            ------------
PHARMACEUTICALS -- 3.9%
       5,938   Abgenix, Inc.#*............        69,593
       1,153   Able Laboratories,
               Inc.#*.....................        23,706
       1,663   Accelrys, Inc.#*...........        16,397
       3,237   Accredo Health, Inc.#*.....       126,081
       2,355   Adolor Corp.#*.............        29,861
         300   Advancis Pharmaceutical
               Corp.*.....................         2,037
       5,562   Alkermes, Inc.#*...........        75,643
       2,476   Alpharma, Inc.#*...........        50,708
       1,279   American Pharmaceutical
               Partners, Inc. ............        38,856
       6,258   Amylin Pharmaceuticals,
               Inc.#*.....................       142,682
      68,954   Andrx Corp.#*..............     1,925,885
       1,563   Antigenics, Inc.#*.........        13,379
         209   Array Biopharma, Inc.#*....         1,662
      32,366   Atherogenics, Inc.#*.......       615,925
       1,470   Atrix Labs, Inc.#*.........        50,392
         972   Bentley Pharmaceuticals,
               Inc.#*.....................        13,355
      43,655   BioMarin Pharmaceuticals,
               Inc.#*.....................       261,930
         617   Bone Care International,
               Inc.*......................        14,450
       8,344   Bradley Pharmaceuticals,
               Inc.#*.....................       232,798

Shares                                         Value
--------------------------------------------------------
          71   Caraco Pharmaceutical Labs,
               Inc.*......................  $        684
       3,359   Cell Therapeutics,
               Inc.#*.....................        24,756
       3,441   Cephalon, Inc.#*...........       185,814
         949   Cima Labs, Inc.#*..........        32,010
      51,820   Connetics Corp.#*..........     1,046,764
          26   Corcept Therapeutics,
               Inc.*......................           201
      51,485   Corixa Corp.#*.............       240,435
       2,753   Cubist Pharmaceuticals,
               Inc.#*.....................        30,558
       2,109   CV Therapeutics, Inc.*.....        35,347
       1,845   Cypress Biosciences,
               Inc.*......................        25,332
      34,879   Dendreon Corp.#*...........       427,268
         879   Depomed, Inc.#*............         4,351
       2,790   Discovery Laboratories,
               Inc.*......................        26,756
      12,657   Dov Pharmaceutical,
               Inc.#*.....................       176,692
       1,802   Durect Corp.#*.............         6,289
       1,661   Dyax Corp.#*...............        19,517
       2,883   Endo Pharmaceuticals
               Holdings, Inc.*............        67,606
       1,600   Eon Labs, Inc.#*...........        65,488
         163   Eyetech Pharmaceuticals,
               Inc.*......................         6,996
       1,336   First Horizon
               Pharmaceutical Corp.#*.....        25,250
       3,171   Genta, Inc.*...............         7,928
       1,476   Guilford Pharmaceuticals,
               Inc.#*.....................         7,011
         985   HealthExtras, Inc.#*.......        16,321
         400   Hollis-Eden
               Pharmaceuticals#*..........         4,820
         277   I-Flow Corp.*..............         3,285
       2,712   Ilex Oncology, Inc.*.......        67,773
       2,991   Impax Laboratories,
               Inc.#*.....................        57,966
       2,676   Indevus Pharmaceuticals,
               Inc.#*.....................        16,457

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       1,053   Inkine Pharmaceutical Co.,
               Inc.*......................  $      4,075
       1,800   Inspire Pharmaceuticals,
               Inc.*......................        30,096
      31,732   Isis Pharmaceuticals,
               Inc.#*.....................       182,142
         366   Isolagen, Inc.*............         3,762
      11,330   Ista Pharmaceuticals,
               Inc.*......................       118,399
      14,876   King Pharmaceuticals,
               Inc.*......................       170,330
      17,798   Kos Pharmaceuticals,
               Inc.#*.....................       586,800
       8,016   KV Pharmaceutical Co.#*....       185,089
         338   Lannett Co., Inc.*.........         5,077
      33,676   Ligand Pharmaceuticals,
               Inc. Class B#*.............       585,289
         440   Mannatech, Inc.#...........         4,224
       4,993   Medarex, Inc.#*............        36,399
       2,749   Medicines Co.*.............        83,872
       3,518   Medicis Pharmaceutical#....       140,544
       4,318   MGI Pharma, Inc.#*.........       116,629
       3,634   Nabi Biopharmaceuticals*...        51,675
         549   Natures Sunshine Products,
               Inc.#......................         7,818
      27,999   NBTY, Inc.*................       822,891
       2,329   NeighborCare, Inc.*........        72,968
       1,093   Neopharm, Inc.#*...........        11,291
       2,164   Neurocrine Biosciences,
               Inc.#*.....................       112,203
         588   Neurogen Corp.*............         4,398
         367   NitroMed, Inc.*............         2,206
       1,401   Noven Pharmaceuticals,
               Inc.*......................        30,850
      19,514   NPS Pharmaceuticals,
               Inc.#*.....................       409,794
      12,167   Nutraceutical International
               Corp.*.....................       259,279
       1,505   Nuvelo, Inc.#*.............        14,478
          44   Omega Protein Corp.*.......           427
      16,996   Onyx Pharmaceuticals,
               Inc.#*.....................       719,951

Shares                                         Value
--------------------------------------------------------
       2,647   OSI Pharmaceuticals,
               Inc.#*.....................  $    186,455
      38,099   Pain Therapeutics,
               Inc.#*.....................       307,078
       2,348   Par Pharmaceutical Cos.,
               Inc.*......................        82,673
         949   Penwest Pharmaceuticals
               Co.#*......................        12,157
      48,077   Perrigo Co.#...............       912,021
      30,189   Pharmacyclics, Inc.*.......       307,022
         783   Pharmion Corp.#*...........        38,304
       5,444   Pharmos Corp.#*............        22,375
       1,540   Pozen, Inc.#*..............        10,534
       2,192   Priority Healthcare Corp.
               Class B*...................        50,306
         528   Progenics Pharmaceuticals,
               Inc.#*.....................         8,892
      69,200   QLT, Inc.#*................     1,385,384
         445   Renovis, Inc.*.............         4,076
          95   Rigel Pharmaceuticals,
               Inc.#*.....................         1,350
       1,200   Salix Pharmaceuticals,
               Ltd.#*.....................        39,540
          56   Santarus, Inc.#*...........           826
      40,100   Sciclone Pharmaceuticals,
               Inc.#*.....................       204,911
       5,261   Sepracor, Inc.#*...........       278,307
       2,314   Star Scientific, Inc.*.....         9,163
       1,521   Tanox, Inc.*...............        29,005
         921   Trimeris, Inc.*............        13,290
       3,296   Tularik, Inc.*.............        81,741
       1,223   United Therapeutics
               Corp.#*....................        31,370
         600   USANA Health Sciences,
               Inc.#*.....................        18,648
       4,680   Valeant Pharmaceuticals
               International#.............        93,600
       1,421   Vaxgen, Inc.#*.............        20,121
       2,037   VCA Antech, Inc.#*.........        91,298

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       3,176   Vicuron Pharmaceuticals,
               Inc.#*.....................  $     39,891
         518   Vion Pharmaceuticals,
               Inc.#*.....................         2,155
      17,810   Zymogenetics, Inc.#*.......       338,390
                                            ------------
                                              15,728,854
                                            ------------
REAL ESTATE -- 4.1%
         779   Acadia Realty Trust REIT#..        10,704
         792   Affordable Residential
               Communities REIT...........        13,147
       4,576   Alexander's, Inc. REIT#....       767,578
      13,510   Alexandria Real Estate
               Equities, Inc. REIT........       767,098
       5,118   AMB Property Corp. REIT#...       177,236
      64,398   American Financial Realty
               Trust REIT.................       920,247
       1,937   American Home Mortgage
               Investment Corp. REIT#.....        50,226
       1,167   AMLI Residential Properties
               Trust REIT#................        34,240
       7,836   Annaly Mortgage Management,
               Inc. REIT#.................       132,899
       3,225   Anthracite Capital, Inc.
               REIT#......................        38,636
       2,623   Anworth Mortgage Asset
               Corp. REIT.................        31,161
       5,818   Apartment Investment &
               Management Co. REIT........       181,114
         496   Arbor Reality Trust, Inc.
               REIT.......................         9,895
       3,893   Arden Realty, Inc. REIT#...       114,493
         653   Ashford Hospitality Trust,
               Inc. REIT..................         5,453
       4,407   AvalonBay Communities, Inc.
               REIT#......................       249,084
         284   Avatar Holdings, Inc.*.....        11,814
         725   Bedford Property Investors
               REIT#......................        21,199

Shares                                         Value
--------------------------------------------------------
       2,259   Brandywine Realty Trust
               REIT.......................  $     61,422
       3,284   BRE Properties REIT........       114,119
       2,301   Camden Property Trust
               REIT#......................       105,386
       1,800   Capital Automotive REIT#...        52,794
         125   Capital Lease Funding, Inc.
               REIT.......................         1,300
          44   Capital Trust, Inc.
               REIT#......................         1,176
         539   Capstead Mortgage Corp.
               REIT#......................         7,250
       3,577   CarrAmerica Realty Corp.
               REIT.......................       108,133
       6,781   Catellus Development Corp.
               REIT.......................       167,152
       1,465   CBL & Associates
               Properties, Inc. REIT......        80,575
         562   Cedar Shopping Centers,
               Inc. REIT..................         6,457
       1,563   Centerpoint Properties
               Trust REIT#................       119,960
       2,518   Chelsea Property Group,
               Inc. REIT#.................       164,224
       1,191   Colonial Properties Trust
               REIT.......................        45,889
       2,951   Commercial Net Lease Realty
               REIT#......................        50,757
         283   Consolidated-Tomoka Land
               Co. .......................        10,686
       3,500   Cornerstone Realty Income
               Trust, Inc. REIT#..........        30,695
       2,039   Corporate Office Properties
               Trust SBI REIT#............        50,669
         578   Correctional Properties
               Trust REIT.................        16,907
       2,319   Cousins Properties, Inc.
               REIT#......................        76,411
      79,169   Crescent Real Estate Equity
               Co. REIT#..................     1,276,204

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      42,448   CRT Properties, Inc.*......  $    981,398
       6,330   Developers Diversified
               Realty Corp. REIT..........       223,892
       1,167   Eastgroup Properties REIT..        39,293
       1,438   Entertainment Properties
               Trust REIT#................        51,394
     118,354   Equity Inns, Inc. REIT#....     1,099,509
       1,804   Equity One, Inc. REIT......        32,616
       1,380   Essex Property Trust, Inc.
               REIT#......................        94,323
       3,001   Federal Realty Invs Trust
               REIT.......................       124,812
       3,428   FelCor Lodging Trust, Inc.
               REIT#......................        41,479
       2,601   First Industrial Realty
               Trust, Inc. REIT#..........        95,925
       1,929   Forest City Enterprises,
               Inc.#......................       102,237
       1,834   Gables Residential Trust
               REIT#......................        62,319
         994   Getty Realty Corp. REIT....        25,009
       1,276   Glenborough Realty Trust,
               Inc. REIT..................        23,415
       1,976   Glimcher Realty Trust
               REIT#......................        43,709
         160   Government Properties
               Trust, Inc. REIT#..........         1,672
       8,110   Health Care Property
               Investors, Inc. REIT.......       194,964
       3,396   Health Care, Inc. REIT#....       110,370
       2,921   Healthcare Realty Trust,
               Inc. REIT..................       109,479
       1,300   Heritage Property
               Investment Trust REIT#.....        35,178
       1,219   Highland Hospitality Corp.
               REIT#......................        12,251
       3,723   Highwoods Properties, Inc.
               REIT.......................        87,491
       2,128   Home Properties, Inc.
               REIT.......................        82,949

Shares                                         Value
--------------------------------------------------------
       4,168   Hospitality Properties
               Trust REIT.................  $    176,306
      19,872   Host Marriott Corp. REIT#..       245,618
      11,367   HRPT Properties Trust
               REIT.......................       113,784
      45,706   IMPAC Mortgage Holdings,
               Inc. REIT#.................     1,029,299
       1,298   Innkeepers USA Trust
               REIT#......................        13,382
       1,766   Investors Real Estate Trust
               REIT#......................        18,331
       2,101   Jones Lang LaSalle,
               Inc.#*.....................        56,937
       1,679   Keystone Property Trust
               REIT.......................        40,346
       1,634   Kilroy Realty Corp.
               REIT#......................        55,719
       1,073   Kramont Realty Trust REIT..        17,168
       1,464   LaSalle Hotel Properties
               REIT#......................        35,722
       2,924   Lexington Corporate
               Properties Trust REIT......        58,217
       5,277   Liberty Property Trust
               REIT.......................       212,188
       1,234   LNR Property Corp.#........        66,945
         795   LTC Properties, Inc.
               REIT#......................        13,197
       2,259   Luminent Mortgage Capital,
               Inc. REIT..................        27,108
       3,617   Macerich Co. REIT..........       173,146
       3,826   Mack-Cali Realty Corp.
               REIT.......................       158,320
       2,108   Maguire Properties, Inc.
               REIT.......................        52,215
         812   Manufactured Home
               Communities, Inc. REIT#....        26,950
       4,059   Meristar Hospitality Corp.
               REIT.......................        27,764
       4,700   MFA Mortgage Investments,
               Inc. REIT..................        41,830
       1,138   Mid-America Apartment
               Communities, Inc. REIT.....        43,119
       3,301   Mills Corp. REIT...........       154,157

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
         693   Mission West Properties
               REIT#......................  $      8,392
       1,376   National Health Investors,
               Inc. REIT..................        37,413
       4,429   Nationwide Health
               Properties, Inc. REIT......        83,708
       6,398   New Plan Excel Realty Trust
               REIT#......................       149,457
       2,000   Newcastle Investment Corp.
               REIT.......................        59,900
       1,453   Novastar Financial, Inc.
               REIT#......................        55,156
       2,818   Omega Healthcare Investors,
               Inc. REIT#.................        28,293
       2,409   Pan Pacific Retail
               Properties, Inc. REIT......       121,703
         534   Parkway Properties, Inc.
               REIT#......................        23,736
       9,336   Pennsylvania Real Estate
               Investment Trust REIT#.....       319,758
       2,172   Post Properties, Inc.
               REIT#......................        63,314
       2,730   Prentiss Properties Trust
               REIT#......................        91,510
       1,240   Price Legacy Corp. REIT#...        22,890
         768   PS Business Parks, Inc.
               REIT.......................        30,904
       1,486   RAIT Investment Trust
               REIT#......................        36,630
         692   Ramco-Gershenson Properties
               REIT#......................        16,767
         537   Reading International,
               Inc.#......................         4,672
       2,606   Realty, Income Corp.
               REIT#......................       108,748
       3,910   Reckson Associates Realty
               Corp. REIT#................       107,369
         885   Redwood Trust, Inc. REIT...        49,277
       3,616   Regency Centers Corp.
               REIT.......................       155,126
         443   Saul Centers, Inc. REIT....        14,225
       3,150   Senior Housing Properties
               Trust REIT.................        52,889

Shares                                         Value
--------------------------------------------------------
       2,978   Shurgard Storage Centers,
               Inc. REIT..................  $    111,377
       2,355   SL Green Realty Corp.
               REIT#......................       110,214
         925   Sovran Self Storage, Inc.
               REIT.......................        35,317
       3,416   St. Joe Co. ...............       135,615
       1,683   Summit Properties, Inc.
               REIT#......................        43,152
         880   Sun Communities, Inc.
               REIT.......................        33,132
      25,000   Sunset Financial Resources,
               Inc. REIT#.................       255,750
         513   Tanger Factory Outlet
               Centrs REIT................        20,058
          96   Tarragon Corp. REIT........         1,416
       3,043   Taubman Centers, Inc.
               REIT.......................        69,654
       5,313   Thornburg Mortgage, Inc.
               REIT.......................       143,185
      17,526   Town & Country Trust
               REIT#......................       442,356
       2,024   Trammell Crow Co.#*........        28,538
       5,300   Trizec Properties, Inc.
               REIT#......................        86,178
       7,863   United Dominion Realty
               Trust, Inc. REIT...........       155,530
         505   Universal Health Realty
               Trust Income REIT..........        14,494
         858   Urstadt Biddle Properties,
               Inc. REIT#.................        12,707
       1,227   US Restaurant Properties,
               Inc. REIT#.................        18,638
       5,348   Ventas, Inc. REIT#.........       124,876
       2,449   Washington Real Estate
               Investment Trust REIT......        71,952
       4,712   Weingarten Realty Investors
               REIT.......................       147,391
         994   Winston Hotels, Inc.
               REIT#......................        10,288
                                            ------------
                                              16,331,497
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
RETAIL -- 5.4%
       1,847   7-Eleven, Inc.*............  $     32,969
       2,633   99 Cents Only Stores#*.....        40,153
       5,863   Abercrombie & Fitch Co.#...       227,191
         900   AC Moore Arts & Crafts,
               Inc.#*.....................        24,759
       4,536   Advance Auto Parts*........       200,400
      30,671   Aeropostale, Inc.#*........       825,357
         287   America's Car Mart,
               Inc.#*.....................         8,619
       3,588   American Eagle
               Outfitters*................       103,729
       4,236   AnnTaylor Stores Corp.#*...       122,759
         700   Asbury Automotive Group,
               Inc.*......................        10,500
       3,210   Barnes & Noble, Inc.*......       109,076
         631   Bebe Stores, Inc.#*........        12,620
         800   Big 5 Sporting Goods
               Corp.#*....................        20,952
       7,908   Big Lots, Inc.*............       114,350
      29,707   BJ's Wholesale Club,
               Inc.*......................       742,675
         445   Blair Corp.#...............        12,860
       2,610   Blockbuster, Inc.#.........        39,620
       2,400   Bombay Co., Inc.#*.........        14,712
      25,300   Bon-Ton Stores, Inc.#......       370,898
      54,770   Borders Group, Inc. .......     1,283,809
       1,125   Brookstone, Inc.#*.........        22,556
       1,259   Brown Shoe Co., Inc. ......        51,531
         545   Buckle, Inc. ..............        15,396
       1,316   Burlington Coat Factory
               Warehouse Corp. ...........        25,399
         146   Cache, Inc.*...............         1,966
       6,393   Carmax, Inc.#*.............       139,815
       3,172   Casey's General Stores,
               Inc.#......................        58,048
       1,721   Cash America International,
               Inc.#......................        39,583
       1,900   Casual Male Retail Group,
               Inc.#*.....................        13,870
         965   Cato Corp. ................        21,664

Shares                                         Value
--------------------------------------------------------
         687   Charlotte Russe Holding,
               Inc.*......................  $     14,688
       6,558   Charming Shoppes*..........        58,563
       5,481   Chico's FAS, Inc.#*........       247,522
         950   Childrens Place#*..........        22,344
       2,356   Christopher & Banks
               Corp. .....................        41,725
      12,842   Circuit City Stores,
               Inc.#......................       166,304
      69,002   Claire's Stores, Inc.#.....     1,497,343
         872   Coldwater Creek, Inc.*.....        23,082
         803   Cole National Corp.#*......        18,750
         484   Conn's, Inc.*..............         7,628
       3,936   Copart, Inc.#*.............       105,091
       8,720   Cost Plus, Inc.#*..........       282,964
       2,824   CSK Auto Corp.*............        48,403
         164   DEB Shops, Inc.#...........         3,946
      10,466   Dick's Sporting Goods,
               Inc.#*.....................       349,041
       3,727   Dillards, Inc.#............        83,112
       6,974   Dollar Tree Stores,
               Inc.*......................       191,297
       1,340   Dress Barn, Inc.#*.........        22,941
       1,322   Duane Reade, Inc.#*........        21,588
      20,884   Electronics Boutique
               Holdings Corp.#*...........       550,085
       1,167   Finish Line*...............        35,208
         143   First Cash Financial
               Services, Inc.*............         3,043
       8,914   Foot Locker, Inc. .........       216,967
       2,603   Fred's, Inc. ..............        57,500
       1,500   GameStop Corp.#*...........        22,830
       1,521   Genesco, Inc.#*............        35,941
       1,379   Goody's Family Clothing,
               Inc.#......................        14,300
       1,109   Group 1 Automotive,
               Inc.#*.....................        36,830
      10,482   Guitar Center, Inc.#*......       466,135
       1,048   Hancock Fabrics, Inc.#.....        13,362
       1,101   Haverty Furniture Cos.,
               Inc. ......................        19,245

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
         997   Hibbett Sporting Goods,
               Inc.*......................  $     27,268
      48,153   Hollywood Entertainment
               Corp.#*....................       643,324
       3,197   HOT Topic, Inc.#*..........        65,507
       3,243   Insight Enterprises,
               Inc.*......................        57,596
      16,580   J Jill Group, Inc.#*.......       391,122
         981   Jo-Ann Stores, Inc.*.......        28,841
      28,013   JOS A Bank Clothiers,
               Inc.#*.....................       879,328
       8,783   Kenneth Cole Productions,
               Inc. ......................       300,993
         683   Kirkland's, Inc.*..........         8,148
      26,540   Linens 'N Things, Inc.*....       777,887
         906   Lithia Motors, Inc. .......        22,451
      16,476   Longs Drug Stores Corp.#...       393,282
         600   MarineMax, Inc.*...........        17,208
       2,317   Men's Wearhouse, Inc.*.....        61,146
       4,261   Michaels Stores, Inc. .....       234,355
         982   Movado Group, Inc.#........        16,939
      23,587   Movie Gallery, Inc.#.......       461,126
       1,959   MSC Industrial Direct
               Co. .......................        64,334
       2,430   Neiman-Marcus Group,
               Inc. ......................       135,229
       3,224   Nu Skin Enterprises,
               Inc.#......................        81,632
       2,798   O'Reilly Automotive,
               Inc.*......................       126,470
       4,905   Pacific Sunwear of
               California*................        95,991
         502   Pantry, Inc.*..............        10,944
         781   Party City Corp.#*.........         9,755
       4,460   Payless Shoesource,
               Inc.#*.....................        66,499
         177   PC Connection, Inc.*.......         1,165
       3,471   Pep Boys -- Manny, Moe &
               Jack#......................        87,990
       2,482   Petco Animal Supplies,
               Inc.#*.....................        79,945
       5,449   Pier 1 Imports, Inc.*......        96,393
       2,708   Regis Corp. ...............       120,750

Shares                                         Value
--------------------------------------------------------
      30,923   Restoration Hardware,
               Inc.#*.....................  $    226,047
      28,794   Retail Ventures, Inc.*.....       222,866
      26,618   Rite Aid Corp.#*...........       138,946
       9,300   Ross Stores Inc............       248,868
       7,802   Saks, Inc.#*...............       117,030
       1,121   School Specialty, Inc.#*...        40,703
       2,200   Select Comfort Corp.#*.....        62,480
      28,871   Sharper Image Corp.#*......       906,261
         400   Shoe Carnival, Inc.#*......         6,004
       2,047   ShopKo Stores, Inc.#*......        28,945
         759   Smart & Final, Inc.*.......         9,123
       1,763   Sonic Automotive, Inc. ....        39,050
       1,419   Sports Authority, Inc.#*...        50,942
         946   Stage Stores, Inc.*........        35,626
       1,464   Stein Mart, Inc.*..........        23,805
         610   Systemax, Inc.*............         4,087
       1,192   Talbots, Inc. .............        46,667
       1,173   TBC Corp.*.................        27,917
     100,968   Too, Inc.#*................     1,686,166
      76,699   Toys "R" US, Inc.*.........     1,221,815
       2,000   Tractor Supply Co.*........        83,640
      31,292   Trans World
               Entertainment#*............       313,546
       1,625   Tuesday Morning Corp.*.....        47,125
      16,310   United Auto Group, Inc.#...       499,901
       1,373   Urban Outfitters, Inc.#*...        83,629
      25,766   West Marine, Inc.#*........       691,817
       5,768   Williams-Sonoma, Inc.#*....       190,113
         700   World Fuel Services
               Corp. .....................        31,556
       3,452   Zale Corp.#*...............        94,101
                                            ------------
                                              21,928,008
                                            ------------
SAVINGS & LOAN -- 1.1%
       1,292   Anchor Bancorp Wisconsin,
               Inc.#......................        34,160
       4,797   Astoria Financial Corp. ...       175,474

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
     129,134   Bank Mutual Corp. .........  $  1,407,561
       2,792   BankAtlantic Bancorp,
               Inc. ......................        51,512
       1,984   Bankunited Financial
               Corp.#*....................        51,187
         300   Berkshirehill Bancorp,
               Inc.#......................        11,130
         287   BFC Financial Corp.*.......         3,387
       3,850   Brookline Bancorp, Inc.#...        56,480
       1,494   Capitol Federal
               Financial#.................        44,671
         300   Charter Financial Corp.#...        10,200
         417   Citizens First Bancorp,
               Inc.#......................         9,929
       2,068   Commercial Capital Bancorp,
               Inc.#*.....................        35,921
       2,651   Commercial Federal Corp.#..        71,842
       2,151   Dime Community
               Bancshares#................        37,599
       1,421   Downey Financial Corp.#....        75,668
         200   EverTrust Financial Group,
               Inc. ......................         5,084
         843   Fidelity Bankshares,
               Inc.#......................        29,884
       1,352   First Federal Capital
               Corp.#.....................        37,626
         767   First Financial Holdings,
               Inc. ......................        22,097
       5,148   First Niagra Financial
               Group, Inc.#...............        61,776
         694   First Place Financial
               Corp.#.....................        12,888
       1,417   First Sentinel Bancorp,
               Inc. ......................        29,119
       1,180   FirstFed Financial
               Corp.*.....................        49,088
      44,052   Flagstar Bancorp, Inc.#....       875,754
         879   Flushing Financial
               Corp.#.....................        15,514
         694   Franklin Bank Corp.*.......        10,979
       1,386   Harbor Florida Bancshares,
               Inc. ......................        38,129
         569   Horizon Financial Corp. ...        11,323
       2,082   Hudson River Bancorp.......        35,540
       5,395   Independence Community Bank
               Corp.#.....................       196,378
         299   Itla Capital Corp.*........        12,130
       1,908   KNBT Bancorp, Inc.*........        31,864

Shares                                         Value
--------------------------------------------------------
       1,812   MAF Bancorp, Inc. .........  $     77,336
         200   NASB Financial, Inc. ......         8,442
       5,496   NewAlliance Bancshares,
               Inc.*......................        76,724
         638   Northwest Bancorp, Inc. ...        14,610
         306   OceanFirst Financial
               Corp. .....................         7,329
       2,668   Ocwen Financial Corp. .....        32,123
         400   Partners Trust Financial
               Group, Inc.#...............         7,840
         133   Pennfed Financial Services,
               Inc.#......................         4,522
       2,694   Peoples Bank...............        83,918
         773   PFF Bancorp, Inc. .........        28,787
       1,373   Provident Bancorp, Inc.#...        15,652
         264   Provident Financial
               Holdings...................         6,244
       3,400   Provident Financial
               Services, Inc. ............        59,670
         330   Quaker City Bancorp,
               Inc. ......................        18,130
       1,892   Seacoast Financial Services
               Corp. .....................        65,463
       1,490   Sterling Financial
               Corp.*.....................        47,486
       1,364   TierOne Corp. .............        29,340
       1,776   United Community Financial
               Corp. .....................        23,088
       5,205   Washington Federal,
               Inc.#......................       124,920
       2,172   Waypoint Financial
               Corp. .....................        59,926
       3,180   Webster Financial Corp. ...       149,524
         267   Westfield Financial,
               Inc. ......................         5,431
         312   Wilshire Financial Services
               Group......................         2,898
         358   WSFS Financial Corp.#......        17,424
                                            ------------
                                               4,518,721
                                            ------------
SEMICONDUCTORS -- 4.2%
       1,416   Actel Corp.*...............        26,196
         307   ADE Corp.*.................         6,634

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       1,412   Alliance Semiconductor
               Corp.#*....................  $      8,401
       1,921   AMIS Holdings, Inc.#*......        32,503
       6,300   Amkor Technology, Inc.#*...        51,534
      20,671   Applied Micro Circuits
               Corp.#*....................       109,970
      31,640   Artisan Components,
               Inc.#*.....................       816,312
       3,146   Asyst Technologies,
               Inc.#*.....................        32,530
      25,576   Atmel Corp.#*..............       151,410
       1,721   ATMI, Inc.#*...............        47,001
         156   August Technology Corp.#*..         1,956
      15,406   Axcelis Technologies,
               Inc.#*.....................       191,651
      84,053   Brooks Automation,
               Inc.#*.....................     1,693,668
       3,161   ChipPAC, Inc.#*............        19,819
       4,842   Cirrus Logic, Inc.#*.......        29,100
      19,819   Cohu, Inc.#................       377,354
      27,582   Conexant Systems, Inc.*....       119,430
       5,669   Credence Systems Corp.*....        78,235
       4,989   Cree, Inc.*................       116,144
       8,100   Cypress Semiconductor
               Corp.#*....................       114,939
         391   Diodes, Inc.#*.............         9,263
      27,910   DSP Group, Inc.*...........       760,268
         713   Dupont Photomasks, Inc.#*..        14,495
       5,609   Emulex Corp.#*.............        80,265
       3,390   Entegris, Inc.#*...........        39,222
       2,067   ESS Technology#*...........        22,138
       2,601   Exar Corp.*................        38,131
       7,337   Fairchild Semiconductor
               International, Inc.#*......       120,107
       1,683   Formfactor, Inc.#*.........        37,783
         749   FSI International,
               Inc.#*.....................         5,850
       2,221   Genesis Microchip,
               Inc.#*.....................        30,583
      49,824   Helix Technology Corp.#....     1,062,746
       4,167   Integrated Circuit Systems,
               Inc.*......................       113,176

Shares                                         Value
--------------------------------------------------------
       7,128   Integrated Device
               Technology, Inc.*..........  $     98,652
       2,278   Integrated Silicon
               Solutions, Inc.*...........        27,814
       4,068   International Rectifier
               Corp.*.....................       168,497
       8,631   Intersil Corp. ............       186,947
       1,048   IXYS Corp.*................         8,258
       4,487   Kopin Corp.#*..............        22,929
       3,440   Kulicke & Soffa Industries,
               Inc.#*.....................        37,702
       8,277   Lam Research Corp.#*.......       221,824
      22,625   Lattice Semiconductor
               Corp.#*....................       158,601
      24,010   LSI Logic Corp.#*..........       182,956
       4,201   LTX Corp.#*................        45,413
     112,703   Mattson Technology,
               Inc.#*.....................     1,354,690
       4,665   MEMC Electronic Materials,
               Inc.*......................        46,090
      31,248   Micrel, Inc.#*.............       379,663
       3,716   Microsemi Corp.#*..........        52,804
       2,400   Microtune, Inc.*...........        11,208
       6,566   Mindspeed Technologies,
               Inc.#*.....................        32,567
       2,565   MIPS Technologies, Inc.*...        15,698
       1,793   MKS Instruments, Inc.*.....        40,916
       1,700   Monolithic System
               Technology, Inc.*..........        12,801
      51,631   Mykrolis Corp.#*...........       899,412
      68,500   Nanometrics, Inc.#*........       779,530
      10,205   Nvidia Corp.#*.............       209,203
      49,057   Omnivision Technologies,
               Inc.#*.....................       782,459
       7,408   ON Semiconductor Corp.#*...        37,188
       1,250   Pericom Semiconductor
               Corp.*.....................        13,388
      52,900   Photronics, Inc.#*.........     1,001,926
      28,250   Pixelworks, Inc.#*.........       432,790

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       1,221   PLX Technology, Inc.*......  $     21,074
      11,427   PMC -- Sierra, Inc.*.......       163,977
       1,705   Power Integrations,
               Inc.#*.....................        42,455
       5,853   QLogic Corp.#*.............       155,631
       5,825   Rambus, Inc.#*.............       103,510
         826   Rudolph Technologies,
               Inc.#*.....................        15,025
         921   Semitool, Inc.#*...........        10,426
      21,685   Semtech Corp.#*............       510,465
       1,565   Sigmatel, Inc.*............        45,479
       4,891   Silicon Image, Inc.#*......        64,219
       2,055   Silicon Laboratories,
               Inc.#*.....................        95,249
         354   Siliconix, Inc.#*..........        17,566
       1,321   Sipex Corp.#*..............         7,530
      69,701   Skyworks Solutions,
               Inc.#*.....................       608,490
          81   Stakek Holdings, Inc.*.....           425
         806   Standard Microsystems
               Corp.*.....................        18,796
         392   Supertex, Inc.#*...........         6,405
       1,509   Tessera Technologies,
               Inc.*......................        27,192
     218,535   Transmeta Corp.#*..........       478,592
       9,106   Triquint Semiconductor,
               Inc.*......................        49,719
       1,426   Ultratech, Inc.#*..........        23,215
      20,057   Varian Semiconductor
               Equipment Associates,
               Inc.#*.....................       773,398
       1,563   Veeco Instruments,
               Inc.#*.....................        40,341
      14,087   Vitesse Semiconductor
               Corp.*.....................        68,745
       1,830   Xicor, Inc.*...............        27,688
       2,701   Zoran Corp.#*..............        49,563
                                            ------------
                                              17,045,915
                                            ------------
SOFTWARE -- 6.7%
       8,887   Activision, Inc.*..........       141,303
         962   Actuate Corp.*.............         3,800
       4,348   Acxiom Corp.#..............       107,961

Shares                                         Value
--------------------------------------------------------
       2,029   Advent Software, Inc.#*....  $     36,664
       1,506   Allscripts Healthcare
               Solutions, Inc.#*..........        11,807
       1,300   Altiris, Inc.#*............        35,893
      17,441   Ansys, Inc.#*..............       819,727
       3,968   Ascential Software
               Corp.*.....................        63,448
      65,441   Aspen Technology, Inc.#*...       475,102
         428   Atari, Inc.#*..............         1,031
       1,791   Authentidate Holding
               Corp.*.....................        19,576
      11,489   Avid Technology, Inc.*.....       626,955
      22,600   BEA Systems, Inc.*.........       185,772
       4,681   Borland Software Corp.#*...        39,742
         952   Captaris, Inc.*............         6,150
         700   CCC Information Services
               Group#*....................        11,753
      28,142   Cerner Corp.#*.............     1,254,570
       3,700   Certegy, Inc. .............       143,560
      10,515   Citrix Systems, Inc.#*.....       214,085
         354   Clarus Corp.#*.............         4,096
         314   Computer Programs &
               Systems, Inc.#.............         6,399
      23,704   Compuware Corp.#*..........       156,446
       1,156   Concord Communications,
               Inc.#*.....................        13,190
       1,500   Concur Technologies,
               Inc.#*.....................        16,050
       3,539   CSG Systems
               International*.............        73,257
      42,561   Dendrite International,
               Inc.#*.....................       790,783
      13,225   Digi International,
               Inc.*......................       141,772
       4,434   Dun & Bradstreet Corp.*....       239,037
     289,784   Eclipsys Corp.#*...........     4,422,104
       3,222   eFunds Corp.*..............        56,385
         743   Embarcadero Technologies,
               Inc.*......................         9,184
       2,480   Epicor Software Corp.*.....        34,844
         801   EPIQ Systems, Inc.#*.......        11,615
       4,464   Fair Isaac Corp.#..........       149,008

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       2,318   FalconStor Software,
               Inc.#*.....................  $     17,895
      26,657   Filenet Corp.#*............       841,562
       1,917   Global Payments, Inc. .....        86,303
         600   Group 1 Software, Inc.*....        13,770
      26,589   Hyperion Solutions
               Corp.#*....................     1,162,471
       1,212   IDX Systems Corp.#*........        38,651
      10,107   Infocrossing, Inc.*........       136,445
       4,510   Informatica Corp.*.........        34,411
       1,648   infoUSA, Inc.#*............        16,711
       1,311   Inter-Tel, Inc. ...........        32,736
       1,384   Intercept, Inc.#*..........        22,670
          68   Intervideo, Inc.*..........           880
       1,993   JDA Software Group,
               Inc.*......................        26,248
       3,510   Keane, Inc.*...............        48,052
       2,864   Lawson Software, Inc.*.....        20,277
      26,527   Mantech International
               Corp.#*....................       497,912
       4,430   Manugistics Group, Inc.*...        14,486
       1,100   MAPICS, Inc.*..............        11,616
      45,337   Mapinfo Corp.*.............       480,572
      69,200   Micromuse, Inc.#*..........       462,948
      18,599   MicroStrategy, Inc.*.......       794,177
       2,667   Midway Games, Inc.#*.......        30,724
      31,502   MRO Software, Inc.#*.......       428,742
       1,491   MSC.Software Corp.#*.......        13,344
       2,245   NDCHealth Corp. ...........        52,084
     145,503   NetIQ Corp.#*..............     1,920,640
      23,667   Novell, Inc.*..............       198,566
       1,036   Omnicell, Inc.*............        15,136
         739   Open Solutions, Inc.*......        18,460
         733   Opnet Technologies,
               Inc.#*.....................         9,602
       1,609   Packeteer, Inc.*...........        25,985
       1,016   PalmSource, Inc.#*.........        17,414
      13,842   Parametric Technology
               Corp.#*....................        69,210
         900   PDF Solutions, Inc.#*......         7,623

Shares                                         Value
--------------------------------------------------------
         573   Pegasystems, Inc.*.........  $      5,014
       1,764   Per-Se Technologies,
               Inc.#*.....................        25,649
      61,993   Pinnacle Systems, Inc.#*...       443,250
       1,600   Pixar#*....................       111,216
         509   PLATO Learning Inc.*.......         5,044
      22,084   Progress Software Corp.*...       478,560
         736   QAD, Inc. .................         7,809
         230   Quality Systems, Inc.*.....        11,291
       2,699   Quest Software, Inc.*......        34,817
         506   Renaissance Learning,
               Inc.#......................        11,345
       3,707   Retek, Inc.*...............        22,761
      55,202   ScanSoft, Inc.#*...........       273,250
         504   Schawk, Inc.#..............         7,041
      43,075   Seachange International,
               Inc.#*.....................       727,106
       3,947   SEI Investments Co. .......       114,621
       1,419   Serena Software, Inc.*.....        27,089
         764   SPSS, Inc.*................        13,729
         672   SS&C Technologies, Inc. ...        12,566
       5,950   Sybase, Inc.#*.............       107,100
         455   SYNNEX Corp.*..............         7,144
      44,375   Take-Two Interactive
               Software, Inc.#*...........     1,359,650
      74,331   THQ, Inc.#*................     1,702,180
       1,072   TradeStation Group,
               Inc.*......................         7,708
       2,346   Transaction Systems
               Architects, Inc.*..........        50,509
       1,144   Trident Microsystems,
               Inc.#*.....................        12,824
      18,539   Ulticom, Inc.#*............       216,906
         103   Ultimate Software Group,
               Inc.#*.....................         1,040
         400   Verint Systems, Inc.*......        13,688
     281,053   Wind River Systems,
               Inc.#*.....................     3,305,183
       1,247   Witness System, Inc.*......        15,151
                                            ------------
                                              27,022,633
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
TELECOMMUNICATIONS -- 3.8%
      24,131   3Com Corp.*................  $    150,819
     114,907   Adaptec, Inc.#*............       972,113
      48,400   ADC Telecommunications,
               Inc.#*.....................       137,456
       3,901   Adtran, Inc.#..............       130,176
       5,731   Advanced Fibre
               Communication*.............       115,766
      34,487   Aeroflex, Inc.#*...........       494,199
         247   AirGate PCS, Inc.#*........         4,520
         513   Airspan Networks, Inc.#*...         2,842
       3,911   Alamosa Holdings, Inc.*....        28,746
         239   Alaska Communications
               Systems Group, Inc.#*......         1,458
      13,255   American Tower Corp.#*.....       201,476
       1,469   Anaren, Inc.*..............        24,003
      10,041   Andrew Corp.#*.............       200,920
       2,121   Anixter International,
               Inc.#*.....................        72,178
       9,105   Applied Signal Technology,
               Inc.#......................       319,130
       1,130   Arch Wireless, Inc.*.......        32,194
       4,088   Arris Group, Inc.#*........        24,283
      16,625   Aspect Communications
               Corp.*.....................       236,075
          41   Atheros Communications*....           432
       1,030   Audiovox Corp.*............        17,386
      70,063   Avanex Corp.#*.............       272,545
       1,050   Black Box Corp.#...........        49,623
       1,040   Boston Communications
               Group#*....................        10,660
      38,018   C-COR.net Corp.#*..........       391,205
       2,514   Cable Design Technologies
               Corp.#*....................        26,648
      28,458   Carrier Access Corp.*......       339,219
         354   Centennial Communications
               Corp.#*....................         2,531
     204,361   Ciena Corp.*...............       760,223
      12,392   Cincinnati Bell, Inc.#*....        55,020

Shares                                         Value
--------------------------------------------------------
      17,735   Citizens Communications
               Co.*.......................  $    214,593
      15,609   Commonwealth Telephone
               Enterprises, Inc.#*........       698,815
       3,597   CommScope, Inc.#*..........        77,156
       1,030   Comtech
               Telecommunications#*.......        23,237
      12,033   Comverse Technology,
               Inc.*......................       239,938
      23,857   Corvis Corp.#*.............        33,638
      11,824   Crown Castle International
               Corp.#*....................       174,404
         938   CT Communications, Inc. ...        14,117
         797   D&E Communications, Inc. ..        10,696
       1,824   Ditech Communications
               Corp.*.....................        42,572
       6,830   Dobson Communications
               Corp.#*....................        22,266
       9,000   Eagle Broadband, Inc.*.....         8,910
         600   EMS Technologies, Inc.#*...        11,658
     103,511   Enterasys Networks,
               Inc.*......................       218,408
       6,634   Extreme Networks*..........        36,620
      11,400   Finisar Corp.#*............        22,572
       7,284   Foundry Networks, Inc.*....       102,486
       3,101   General Communication*.....        24,622
         813   Golden Telecom, Inc.#......        22,878
       4,685   Harmonic, Inc.*............        39,916
       4,125   Harris Corp. ..............       209,344
     118,800   Hypercom Corp.*............     1,003,860
       3,139   IDT Corp.#*................        56,596
         400   IDT Corp. Class B#*........         7,376
      27,422   Inet Technologies, Inc.*...       341,952
       5,093   Infonet Services Corp.
               Class B#*..................         8,913
       3,639   Interdigital Communications
               Corp.#*....................        68,450
       1,100   Intrado, Inc.*.............        17,699
         147   ITC DeltaCom, Inc.#*.......           819
       1,343   Ixia#*.....................        13,215

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
         724   KVH Industries, Inc.*......  $      9,217
      41,967   Level 3 Communications,
               Inc.#*.....................       148,983
       1,550   Mastec, Inc.*..............         8,416
         365   Metrocall Holdings,
               Inc.*......................        24,455
       6,913   MRV Communications, Inc.*..        18,942
       1,291   Netgear, Inc.#*............        13,865
       1,400   Network Equipment
               Technologies, Inc.*........        11,424
       2,615   Newport Corp.*.............        42,285
      74,000   Nextel Partners, Inc.#*....     1,178,080
       3,500   NII Holdings, Inc.*........       117,915
      71,390   NMS Communications
               Corp.*.....................       526,858
         938   North Pittsburgh Systems,
               Inc. ......................        18,807
       1,143   Novatel Wireless, Inc.#*...        30,289
       6,206   Oplink Communications,
               Inc.*......................        11,916
       1,024   Optical Communication
               Products, Inc.*............         2,499
       2,228   PanAmSat Corp.#*...........        51,734
         922   Paradyne Networks Corp.*...         5,071
      20,806   Plantronics, Inc.*.........       875,933
       6,125   Polycom, Inc.*.............       137,261
       5,960   Powerwave Technologies,
               Inc.#*.....................        45,892
       2,933   Price Communications
               Corp.*.....................        43,291
       4,654   Primus Telecommunications
               GP*........................        23,642
      49,694   PTEK Holdings, Inc.#*......       572,972
       3,976   Remec, Inc.#*..............        25,128
      11,565   RF Micro Devices, Inc.#*...        86,737
      11,579   SafeNet, Inc.#*............       320,507
       2,949   SBA Communications
               Corp.#*....................        13,123

Shares                                         Value
--------------------------------------------------------
         321   Shenandoah
               Telecommunicaitons Co.#....  $      8,667
     117,305   Sonus Networks, Inc.#*.....       560,718
       1,138   Spectralink Corp. .........        16,956
       2,462   Spectrasite, Inc.#*........       106,408
       5,706   Stratex Networks, Inc.*....        16,833
         978   SureWest Communications#...        30,905
      10,600   Sycamore Networks, Inc.#*..        44,838
       2,430   Symmetricom, Inc.*.........        21,627
       1,820   Talk America Holdings,
               Inc.#*.....................        13,959
      37,694   Tekelec*...................       684,900
      25,698   Tellabs, Inc.#*............       224,601
       4,776   Terayon Corp.#*............        11,176
      15,500   Terremark Worldwide,
               Inc.*......................        13,175
       2,587   Time Warner Telecom,
               Inc.*......................        10,840
          61   TippingPoint Technologies,
               Inc.*......................         1,549
       1,736   Triton PCS Holdings,
               Inc.#*.....................         7,569
       1,234   UbiquItel, Inc.#*..........         5,207
       1,000   US Cellular Corp.*.........        38,550
       5,554   Utstarcom, Inc.#*..........       168,008
       1,484   Viasat, Inc.*..............        37,026
       1,165   West Corp.*................        30,465
       2,800   Westell Technologies,
               Inc.*......................        14,280
       4,700   Western Wireless Corp.#*...       135,877
       2,140   Wireless Facilities,
               Inc.#*.....................        21,036
       2,650   Zhone Technologies,
               Inc.#*.....................        10,335
                                            ------------
                                              15,442,319
                                            ------------
TRANSPORTATION -- 1.9%
       2,766   Alexander & Baldwin,
               Inc.#......................        92,523
         170   Amerco, Inc.*..............         4,038
       1,434   Arkansas Best Corp.#.......        47,207
          74   Central Freight Lines,
               Inc.*......................           592
       5,227   CH Robinson Worldwide,
               Inc. ......................       239,606
       3,101   CNF, Inc. .................       128,878

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
         241   Covenant Transport,
               Inc.*......................  $      4,119
       2,102   EGL, Inc.#*................        55,913
       1,367   Florida East Coast
               Industries.................        52,835
       1,281   Forward Air Corp.#*........        47,909
       2,747   GATX Corp. ................        74,718
       1,200   Genesee & Wyoming, Inc.*...        28,440
         500   Greenbrier Cos., Inc.*.....         9,525
         728   Gulfmark Offshore, Inc.*...        11,488
       1,959   Heartland Express, Inc. ...        53,598
       4,493   HUB Group, Inc.*...........       153,211
       3,625   JB Hunt Transport Services,
               Inc.#......................       139,852
       4,155   Kansas City Southern*......        64,402
      49,791   Kirby Corp.*...............     1,936,870
       1,540   Knight Transportation,
               Inc.#*.....................        44,244
       6,395   Laidlaw International,
               Inc.*......................        82,879
      20,912   Landstar System, Inc.#*....     1,105,617
         303   Marten Transport, Ltd.*....         5,651
       1,121   Offshore Logistics,
               Inc.*......................        31,523
       1,050   Old Dominion Freight
               Line*......................        30,954
       1,734   Overnite Corp. ............        50,980
       1,690   Overseas Shipholding
               Group......................        74,580
      32,364   Pacer International,
               Inc.*......................       598,734
          84   PAM Transportation
               Services*..................         1,604
       2,128   RailAmerica, Inc.*.........        31,069
       3,942   Ryder Systems, Inc.#.......       157,956
         831   SCS Transportation,
               Inc.*......................        21,930
         497   Seabulk International,
               Inc.#*.....................         4,100
       1,200   Sirva, Inc.*...............        27,600
       3,282   Swift Transportation Co.,
               Inc.*......................        58,912
         145   US Xpress Enterprises,
               Inc.#*.....................         2,281
      44,843   USF Corp. .................     1,575,335

Shares                                         Value
--------------------------------------------------------
      21,900   Vitran Corp., Inc. ........  $    360,255
       3,175   Werner Enterprises,
               Inc. ......................        66,992
       2,930   Yellow Roadway Corp.*......       116,790
                                            ------------
                                               7,595,710
                                            ------------
UTILITIES-ELECTRIC -- 2.0%
       8,529   Allegheny Energy, Inc.#*...       131,432
       5,488   Allete, Inc. ..............       182,750
       7,244   Alliant Energy Corp. ......       188,924
      11,959   Aquila, Inc.*..............        42,574
      98,820   Avista Corp.#..............     1,820,264
       2,093   Black Hills Corp.#.........        65,930
     405,785   Calpine Corp.#*............     1,752,991
      16,800   Centerpoint Energy,
               Inc.#......................       193,200
         419   Central Vermont Public
               Service Corp. .............         8,585
         872   CH Energy Group, Inc.#.....        40,496
       2,884   Cleco Corp.#...............        51,854
       9,900   CMS Energy Corp.#*.........        90,387
       7,812   DPL, Inc. .................       151,709
       4,922   Duquesne Light Holdings,
               Inc.#......................        95,044
       2,938   El Paso Electric Co.*......        45,363
       1,394   Empire District Electric
               Co.#.......................        28,033
       9,013   Energy East Corp. .........       218,565
       4,264   Great Plains Energy,
               Inc. ......................       126,641
       5,078   Hawaiian Electric
               Industries#................       132,536
       2,501   Idacorp., Inc.#............        67,527
       7,465   MDU Resources Group,
               Inc. ......................       179,384
       1,024   MGE Energy, Inc.#..........        33,413
       7,900   Northeast Utilities........       153,813
       4,884   NRG Energy, Inc.*..........       121,123
       3,310   NSTAR#.....................       158,483
       5,773   OGE Energy Corp.#..........       147,038
       1,511   Otter Tail Corp.#..........        40,585
      10,649   Pepco Holdings, Inc. ......       194,664

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       5,632   Pinnacle West Capital
               Corp. .....................  $    227,476
       3,839   PNM Resources, Inc. .......        79,726
       6,127   Puget Energy, Inc. ........       134,243
      18,444   Reliant Energy, Inc.#*.....       199,749
       6,817   SCANA Corp. ...............       247,934
       8,360   Sierra Pacific
               Resources#*................        64,456
      11,665   TECO Energy, Inc.#.........       139,863
       1,079   Texas Genco Holdings,
               Inc.#......................        48,652
         784   UIL Holdings Corp.#........        38,173
       1,947   Unisource Energy Corp.#....        48,383
       5,246   Weststar Energy, Inc. .....       104,448
       7,269   Wisconsin Energy Corp. ....       237,042
       2,508   WPS Resources Corp. .......       116,246
                                            ------------
                                               8,149,699
                                            ------------
UTILITIES-GAS -- 0.4%
       4,339   AGL Resources, Inc. .......       126,048
       3,301   Atmos Energy Corp.#........        84,506
         696   Cascade Natural Gas
               Corp.#.....................        15,361
       2,376   Energen Corp. .............       114,024
         235   EnergySouth, Inc. .........         9,405
       1,250   Laclede Group, Inc. .......        34,262
       1,770   New Jersey Resources
               Corp. .....................        73,597
       2,755   Nicor, Inc.#...............        93,587
       1,705   Northwest Natural Gas
               Co. .......................        52,002
         867   NUI Corp.#*................        12,658
       6,629   Oneok, Inc. ...............       145,772
       2,453   Peoples Energy Corp.#......       103,394
       2,405   Piedmont Natural Gas Co.#..       102,693
         896   South Jersey Industries,
               Inc. ......................        39,424
       3,559   Southern Union Co.*........        75,024
       1,947   Southwest Gas Corp.#.......        46,981
       3,432   UGI Corp. .................       110,167
       4,677   Vectren Corp.#.............       117,346
       3,155   WGL Holdings, Inc.#........        90,612
                                            ------------
                                               1,446,863
                                            ------------

Shares                                         Value
--------------------------------------------------------
UTILITIES-WATER -- 0.1%
         944   American States Water
               Co.#.......................  $     21,939
       6,248   Aqua America, Inc. ........       125,272
       1,009   California Water Service
               Group#.....................        27,798
         440   Connecticut Water Service,
               Inc. ......................        11,290
         527   Middlesex Water Co.#.......        10,213
         316   Pico Holdings, Inc.#.......         6,042
         439   SJW Corp. .................        14,926
         982   Southwest Water Co.#.......        12,295
                                            ------------
                                                 229,775
                                            ------------
TOTAL COMMON STOCKS
  (Cost $330,189,672).....................   396,401,696
                                            ------------
PREFERRED STOCKS
DIVERSIFIED FINANCIAL SERVICES
         372   Education Lending Group,
               Inc.*......................         6,603
                                            ------------
TOTAL PREFERRED STOCKS
  (Cost $5,948)...........................         6,603
                                            ------------
DEPOSITORY RECEIPTS -- 0.1%
SEMICONDUCTORS -- 0.1%
      28,900   Chartered Semiconductor
               Manufacturing,
               Ltd. (ADR)#*...............       235,246
                                            ------------
TOTAL DEPOSITORY RECEIPTS
  (Cost $149,838).........................       235,246
                                            ------------
WARRANTS
BUSINESS SERVICES & SUPPLIES
         216   American Banknote Corp.*...             0
                                            ------------
TOTAL WARRANTS
  (Cost $0)...............................             0
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
          3x
RIGHTS
CONTINGENT SALE RIGHT
       6,988   Wiltel Communications*.....  $          0
                                            ------------
TOTAL RIGHTS
  (Cost $0)...............................             0
                                            ------------
Principal
Amount
------------
          3x
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 0.0%
U.S. TREASURY BONDS -- 0.0%
$         28   United States Treasury
               Bonds 5.500%,
               8/15/28 (c)................            30
         195   United States Treasury
               Bonds 6.250%,
               8/15/23 (c)................           221
           6   United States Treasury
               Bonds 7.125%,
               2/15/23 (c)................             7
         460   United States Treasury
               Bonds 7.250%,
               5/15/16 (c)................           560
          23   United States Treasury
               Bonds 7.500%,
               11/15/16 (c)...............            29
          13   United States Treasury
               Bonds 7.875%,
               2/15/21 (c)................            17
          21   United States Treasury
               Bonds 8.125%,
               8/15/19 (c)................            28
          51   United States Treasury
               Bonds 8.125%,
               8/15/21 (c)................            69
           8   United States Treasury
               Bonds 8.750%,
               8/15/20 (c)................            12
          22   United States Treasury
               Bonds 8.875%,
               8/15/17 (c)................            31
           5   United States Treasury
               Bonds 9.000%,
               11/15/18 (c)...............             7
          14   United States Treasury
               Bonds 9.375%,
               2/15/06 (c)................            16
         276   United States Treasury
               Bonds 11.250%,
               2/15/15 (c)................           438
          11   United States Treasury
               Bonds 13.250%,
               5/15/14 (c)................            16
                                            ------------
                                                   1,481
                                            ------------

Principal
Amount or Shares                               Value
--------------------------------------------------------
U.S. TREASURY NOTES -- 0.0%

$         99   United States Treasury
               Notes 2.125%,
               8/31/04 (c)................  $        100

         204   United States Treasury
               Notes 4.375%,
               5/15/07 (c)................           212

           9   United States Treasury
               Notes 4.875%,
               2/15/12 (c)................             9

          51   United States Treasury
               Notes 5.875%,
               11/15/04 (c)...............            52

          38   United States Treasury
               Notes 6.500%,
               5/15/05 (c)................            40

       1,788   United States Treasury
               Notes 6.500%,
               10/15/06 (c)...............         1,955

          22   United States Treasury
               Notes 6.750%,
               5/15/05 (c)................            24
                                            ------------

                                                   2,392
                                            ------------

U.S. TREASURY TIPS -- 0.0%

         129   United States Treasury
               Inflation Indexed Bonds
               2.000%, 1/15/14 (c) (d)....           130
                                            ------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $4,003)...........................
                                                   4,003
                                            ------------

SHORT TERM INVESTMENTS -- 26.7%

GOVERNMENT & AGENCY SECURITIES -- 0.1%

     190,000   United States Treasury
               Bills 1.220%, 9/9/04 (e)...       189,543

     100,000   United States Treasury
               Bills 1.275%,
               9/16/04 (e)................        99,733
                                            ------------

                                                 289,276
                                            ------------

MUTUAL FUNDS -- 1.8%

   7,287,554   Goldman Sachs Prime
               Obligations Fund,
               0.95% (f)..................     7,287,554
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Small Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
COLLATERAL FOR SECURITIES ON LOAN -- 24.8%
$100,004,655   State Street Navigator
               Securities Lending Prime
               Portfolio, 1.14%
               (b)(f)(g)..................  $100,004,655
                                            ------------
                                             107,292,209
                                            ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $107,581,485).....................   107,581,485
                                            ------------
TOTAL INVESTMENTS -- 125.3%
  (Cost $437,930,946).....................   504,229,033
Other liabilities in excess of
  assets -- (25.3)%.......................  (101,826,118)
                                            ------------
TOTAL NET ASSETS -- 100.0%................  $402,402,915
                                            ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:
*  -- Non-income producing security.
#  -- Represents security, or portion there of, on loan as of June 30, 2004.
(a) -- Represents investments that are fair-value priced.
(b) -- Represents security purchased with cash collateral for securities on loan.
(c) -- Represents security received, in lieu of cash, for securities on loan.
(d) -- Represents a Treasury Inflation-Protected Security (TIPS). The interest and redemption payments for TIPS are tied to inflation as measured by the Consumer Price Index (CPI).
(e) -- All or a portion of these securities have been pledged to cover collateral requirements for open futures.
(f) -- Rate quoted represents the seven day yield of the Fund.
(g) -- Represents an affiliated issuer.

SECURITY ABBREVIATIONS:
ADR -- American Depository Receipts
REIT -- Real Estate Investment Trust

FUTURES CONTRACTS:

   Number                                       Underlying                       Expiration   Notional   Notional    Unrealized
of Contracts   Face Value                       Securities                          Date        Cost      Value     Appreciation
-------------  ----------   ---------------------------------------------------  ----------   --------   --------   ------------
Long Position
-------------
      1            500      Russell 2000 Index                                    Sep-2004    $280,883   $296,175     $15,292
      9            900      Russell E Mini 2000 Index                             Sep-2004     515,747    533,115      17,368
      9            900      S&P MidCap E Mini                                     Sep-2004     538,287    547,425       9,138
                                                                                                                      -------
                                                                                                                      $41,798
                                                                                                                      =======

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2004 (Unaudited)

Shares                                         Value
--------------------------------------------------------
COMMON STOCKS -- 97.4%
ADVERTISING -- 0.1%
       9,000   Interpublic Group of Cos,
               Inc. *.....................  $    123,570
       4,175   Omnicom Group..............       316,841
                                            ------------
                                                 440,411
                                            ------------
AEROSPACE & DEFENSE -- 1.3%
      18,300   Boeing Co. ................       934,947
      31,695   General Dynamics Corp. ....     3,147,314
       2,700   Goodrich Corp. ............        87,291
       9,800   Lockheed Martin Corp. .....       510,384
       8,156   Northrop Grumman Corp. ....       437,977
       9,700   Raytheon Co. ..............       346,969
       3,900   Rockwell Collins, Inc. ....       129,948
      34,300   United Technologies
               Corp. .....................     3,137,764
                                            ------------
                                               8,732,594
                                            ------------
AIRLINES -- 0.1%
      51,800   Continental Airlines, Inc.
               Class B*...................       588,966
       2,500   Delta Air Lines, Inc. *....        17,800
      16,750   Southwest Airlines Co. ....       280,898
                                            ------------
                                                 887,664
                                            ------------
APPAREL & TEXTILES -- 0.1%
       3,800   Cintas Corp. ..............       181,146
       2,700   Jones Apparel Group,
               Inc. ......................       106,596
       2,300   Liz Claiborne, Inc. .......        82,754
       5,700   Nike, Inc. Class B.........       431,775
       1,300   Reebok International,
               Ltd. ......................        46,774
       2,300   VF Corp. ..................       112,010
                                            ------------
                                                 961,055
                                            ------------
AUTOMOTIVE -- 0.9%
       1,500   Cooper Tire & Rubber
               Co. .......................        34,500
      31,300   Dana Corp. ................       613,480
      11,600   Delphi Corp. ..............       123,888
      39,953   Ford Motors Co. ...........       625,264

Shares                                         Value
--------------------------------------------------------
      12,274   General Motors Corp. ......  $    571,846
       3,200   Goodyear Tire & Rubber Co.
               *..........................        29,088
      20,600   Johnson Controls, Inc. ....     1,099,628
      46,100   Lear Corp. ................     2,719,439
       1,400   Navistar International
               Corp. *....................        54,264
       3,800   Paccar, Inc. ..............       220,362
       3,286   Visteon Corp. .............        38,348
                                            ------------
                                               6,130,107
                                            ------------
BANKING -- 7.0%
       7,700   AmSouth Bancorp............       196,119
     179,783   Bank of America Corp. .....    15,213,237
      16,800   Bank of New York Co.,
               Inc. ......................       495,264
      24,300   Bank One Corp. ............     1,239,300
      12,315   BB&T Corp. ................       455,286
       4,727   Charter One Financial,
               Inc. ......................       208,886
      13,100   City National Corp. .......       860,670
      35,700   Comerica, Inc. ............     1,959,216
      30,671   Commerce Bancshares,
               Inc. ......................     1,409,179
      12,291   Fifth Third Bancorp *......       661,010
       2,600   First Horizon National
               Corp. .....................       118,222
     214,700   Hibernia Corp. ............     5,217,210
       4,960   Huntington Bancshares,
               Inc. ......................       113,584
       8,900   Keycorp....................       266,021
       2,600   M&T Bank Corp. ............       226,980
       5,000   Marshall & Ilsley Corp. ...       195,450
       9,300   Mellon Financial Corp. ....       272,769
      14,601   National City Corp. .......       511,181
       3,800   North Fork Bancorp.,
               Inc. ......................       144,590
       4,700   Northern Trust Corp. ......       198,716
       6,000   PNC Financial Services
               Group, Inc. ...............       318,480
      43,300   Regions Financial Corp. ...     1,582,615
       7,100   SouthTrust Corp. ..........       275,551

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       7,200   State Street Corp. ........  $    353,088
       6,200   SunTrust Banks, Inc. ......       402,938
       6,300   Synovus Financial Corp. ...       159,516
      32,200   UBS AG.....................     2,288,132
       4,050   Union Planters Corp. ......       120,731
      84,900   UnionBanCal Corp. .........     4,788,360
      41,845   US Bancorp.................     1,153,248
      28,400   Wachovia Corp. ............     1,263,800
     107,803   Wells Fargo & Co. .........     6,169,566
       4,800   Zions Bancorp. ............       294,960
                                            ------------
                                              49,133,875
                                            ------------
BIOTECHNOLOGY -- 2.7%
     122,859   Amgen, Inc. *..............     6,704,416
      84,158   Biogen Idec, Inc. *........     5,322,993
       4,000   Chiron Corp. *.............       178,560
     112,700   Genentech, Inc. *..........     6,333,740
       4,900   Genzyme Corp. *............       231,917
       5,600   Medimmune, Inc. *..........       131,040
       1,100   Millipore Corp. *..........        62,007
                                            ------------
                                              18,964,673
                                            ------------
BUILDING & CONSTRUCTION -- 0.3%
       4,800   American Standard Cos.,
               Inc. *.....................       193,488
       2,600   Centex Corp. ..............       118,950
       1,900   Fluor Corp. ...............        90,573
       1,000   KB Home....................        68,630
      20,500   Lennar Corp. ..............       916,760
       9,800   Masco Corp. ...............       305,564
       2,600   Pulte Homes, Inc. .........       135,278
       2,200   Vulcan Materials Co. ......       104,610
                                            ------------
                                               1,933,853
                                            ------------

Shares                                         Value
--------------------------------------------------------
BUSINESS SERVICES & SUPPLIES -- 0.3%
       5,100   Pitney Bowes, Inc. ........  $    225,675
     114,300   Xerox Corp. *..............     1,657,350
                                            ------------
                                               1,883,025
                                            ------------
CHEMICALS -- 1.4%
       4,900   Air Products & Chemicals,
               Inc. ......................       257,005
       1,500   Ashland, Inc. .............        79,215
      67,449   Dow Chemical Co. ..........     2,745,174
       1,600   Eastman Chemical Co. ......        73,968
       5,400   Ecolab, Inc. ..............       171,180
      75,000   EI Du Pont de Nemours &
               Co. .......................     3,331,500
       2,900   Engelhard Corp. ...........        93,699
       2,100   Flavors & Fragrances, Inc.
               *..........................        78,540
         900   Great Lakes Chemical
               Corp. .....................        24,354
       2,000   Hercules, Inc. *...........        24,380
       3,700   PPG Industries, Inc. ......       231,213
       7,100   Praxair, Inc. .............       283,361
      54,500   Rohm & Haas Co. ...........     2,266,110
       3,100   Sherwin-Williams Co. ......       128,805
       1,400   Sigma-Aldrich Corp. .......        83,454
                                            ------------
                                               9,871,958
                                            ------------
COMMERCIAL SERVICES -- 0.9%
       3,800   Apollo Group, Inc. *.......       335,502
     125,700   Cendant Corp. .............     3,077,136
       3,400   Convergys Corp. *..........        52,360
       1,100   Deluxe Corp. ..............        47,850
       2,900   Equifax, Inc. .............        71,775
       3,800   H&R Block, Inc. ...........       181,184
      42,200   McKesson Corp. ............     1,448,726
       3,300   Moody's Corp. .............       213,378
       8,200   Paychex, Inc. .............       277,816

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       3,700   Robert Half International,
               Inc. ......................  $    110,149
       4,800   RR Donnelley & Sons Co. ...       158,496
                                            ------------
                                               5,974,372
                                            ------------
COMPUTERS & INFORMATION -- 3.7%
       3,000   Affiliated Computer
               Services, Inc. *...........       158,820
       8,000   Apple Computer, Inc. *.....       260,320
      23,500   BISYS Group, Inc. *........       330,410
       4,100   Computer Sciences Corp.
               *..........................       190,363
     236,887   Dell, Inc. *...............     8,485,292
      10,700   Electronic Data Systems
               Corp. .....................       204,905
     204,448   EMC Corp. *................     2,330,707
       7,600   Gateway, Inc. *............        34,200
      65,845   Hewlett-Packard Co. .......     1,389,330
      97,473   International Business
               Machines Corp. ............     8,592,245
       2,800   Lexmark International, Inc.
               *..........................       270,284
     128,200   Maxtor Corp. *.............       849,966
       2,000   NCR Corp. *................        99,180
      89,800   Network Appliance, Inc.
               *..........................     1,933,394
      72,400   Sun Microsystems, Inc. *...       314,216
       6,100   Sungard Data Systems, Inc.
               *..........................       158,600
       7,118   Unisys Corp. *.............        98,798
                                            ------------
                                              25,701,030
                                            ------------
CONTAINERS & PACKAGING -- 0.0%
       1,200   Ball Corp. ................        86,460
       2,200   Bemis, Inc. ...............        62,150
       3,400   Pactiv Corp. *.............        84,796
       1,800   Sealed Air Corp. *.........        95,886
                                            ------------
                                                 329,292
                                            ------------

Shares                                         Value
--------------------------------------------------------
COSMETICS & PERSONAL CARE -- 3.5%
      22,650   Alberto-Culver Co. ........  $  1,135,671
      10,200   Avon Products, Inc. .......       470,628
      90,500   Colgate-Palmolive Co. .....     5,289,725
     221,900   Gillette Co. ..............     9,408,560
      10,900   Kimberly-Clark Corp. ......       718,092
     131,790   Procter & Gamble Co. ......     7,174,648
                                            ------------
                                              24,197,324
                                            ------------
DISTRIBUTION & WHOLESALE -- 0.0%
       3,900   Genuine Parts Co. .........       154,752
       1,900   WW Grainger, Inc. .........       109,250
                                            ------------
                                                 264,002
                                            ------------
DIVERSIFIED FINANCIAL SERVICES -- 8.5%
     143,500   American Express Co. ......     7,373,030
       2,200   Bear Stearns Cos., Inc. ...       185,482
      24,973   Capital One Financial
               Corp. .....................     1,707,654
      29,200   Charles Schwab Corp. ......       280,612
     112,152   Citigroup, Inc. ...........     5,215,068
      36,998   Countrywide Financial
               Corp. .....................     2,599,109
       7,700   E*Trade Financial Corp.
               *..........................        85,855
      13,600   Eaton Vance Corp. .........       519,656
     126,600   Federal Home Loan Mortgage
               Corp. .....................     8,013,780
      59,824   Federal National Mortgage
               Association................     4,269,041
       2,200   Federated Investors, Inc.
               Class B....................        66,748
      32,500   Franklin Resources,
               Inc. ......................     1,627,600
     104,923   Goldman Sachs Group,
               Inc. ......................     9,879,550
       5,000   Janus Capital Group,
               Inc. ......................        82,450
      45,265   JP Morgan Chase & Co. .....     1,754,924
       7,700   Legg Mason, Inc. ..........       700,777
       6,100   Lehman Brothers Holdings,
               Inc. ......................       459,025

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      74,400   MBNA Corp. ................  $  1,918,776
     171,032   Merrill Lynch & Co.,
               Inc. ......................     9,232,307
      57,531   Morgan Stanley.............     3,035,911
       6,400   Providian Financial Corp.
               *..........................        93,888
       9,900   SLM Corp. .................       400,455
       2,800   T Rowe Price Group,
               Inc. ......................       141,120
                                            ------------
                                              59,642,818
                                            ------------
ELECTRICAL EQUIPMENT -- 0.5%
     114,990   American Power Conversion
               Corp. .....................     2,259,554
       9,162   Emerson Electric Co. ......       582,245
       4,300   Molex, Inc. ...............       137,944
       2,500   Parker Hannifin Corp. .....       148,650
       2,200   Power-One, Inc. *..........        24,156
                                            ------------
                                               3,152,549
                                            ------------
ELECTRONICS -- 0.2%
      10,166   Agilent Technologies, Inc.
               *..........................       297,660
       4,400   Applera Corp.-Applied
               Biosystems Group...........        95,700
       4,300   Jabil Circuit, Inc. *......       108,274
       2,600   PerkinElmer, Inc. .........        52,104
      11,100   Sanmina-SCI Corp. *........       101,010
      21,900   Solectron Corp. *..........       141,693
       4,750   Symbol Technologies,
               Inc. ......................        70,015
       1,900   Tektronix, Inc. ...........        64,638
       3,400   Thermo Electron Corp. *....       104,516
       1,500   Thomas & Betts Corp. *.....        40,845
       2,600   Waters Corp. *.............       124,228
                                            ------------
                                               1,200,683
                                            ------------
ENTERTAINMENT & LEISURE -- 0.3%
       2,100   Brunswick Corp. ...........        85,680
      13,700   Carnival Corp. ............       643,900
       6,600   Harley-Davidson, Inc. .....       408,804
       3,800   Hasbro, Inc. *.............        72,200

Shares                                         Value
--------------------------------------------------------
       7,568   International Game
               Technology.................  $    292,125
       9,300   Mattel, Inc. ..............       169,725
       3,200   Sabre Holdings Corp. ......        88,672
                                            ------------
                                               1,761,106
                                            ------------
ENVIRONMENTAL SERVICES -- 0.1%
       7,112   Allied Waste Industries,
               Inc. *.....................        93,736
      12,398   Waste Management, Inc. ....       379,999
                                            ------------
                                                 473,735
                                            ------------
FOOD, BEVERAGE & TOBACCO -- 5.2%
         800   Adolph Coors Co. Class B...        57,872
       7,900   Albertsons, Inc. ..........       209,666
     133,791   Altria Group, Inc. ........     6,696,240
      17,700   Anheuser-Busch Cos,
               Inc. ......................       955,800
      13,745   Archer-Daniels-Midland
               Co. .......................       230,641
       2,600   Brown Forman Corp. Class
               B..........................       125,502
       9,100   Campbell Soup Co. .........       244,608
     169,417   Coca-Cola Co. .............     8,552,170
      10,000   Coca-Cola Enterprises,
               Inc. ......................       289,900
      11,690   ConAgra Foods, Inc. .......       316,565
      46,200   Constellation Brands, Inc.
               *..........................     1,715,406
       8,071   General Mills, Inc. .......       383,615
      49,600   Hershey Foods Corp. .......     2,294,992
       7,700   HJ Heinz Co. ..............       301,840
       8,973   Kellogg Co. ...............       375,520
      15,785   Kroger Co. *...............       287,287
       2,900   McCormick & Co, Inc. ......        98,600
       5,611   Monsanto Co. ..............       216,024
       5,500   Pepsi Bottling Group,
               Inc. ......................       167,970
     125,099   PepsiCo, Inc. .............     6,740,334
       1,900   RJ Reynolds Tobacco
               Holdings, Inc. ............       128,421
       9,700   Safeway, Inc. *............       245,798
      17,359   Sara Lee Corp. ............       399,083

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       2,800   Supervalu, Inc. ...........  $     85,708
      14,000   Sysco Corp. ...............       502,180
       3,700   UST, Inc. .................       133,200
      72,900   William Wrigley Jr. Co. ...     4,596,345
       2,600   Winn-Dixie Stores, Inc. ...        18,720
                                            ------------
                                              36,370,007
                                            ------------
FOREST PRODUCTS & PAPER -- 0.7%
       2,000   Boise Cascade Corp. .......        75,280
      52,200   Bowater, Inc. *............     2,170,998
       5,561   Georgia-Pacific Corp. .....       205,646
      10,394   International Paper Co. ...       464,612
       2,500   Louisiana-Pacific Corp. ...        59,125
       4,552   MeadWestvaco Corp. ........       133,783
       4,100   Plum Creek Timber Co.,
               Inc. ......................       133,578
       1,100   Temple-Inland, Inc. .......        76,175
      25,200   Weyerhaeuser Co. ..........     1,590,624
                                            ------------
                                               4,909,821
                                            ------------
HEALTHCARE -- 3.8%
       3,300   Aetna, Inc. ...............       280,500
      14,000   Anthem, Inc. *.............     1,253,840
       1,200   Bausch & Lomb, Inc. .......        78,084
      13,097   Baxter International,
               Inc. ......................       451,977
       5,527   Becton Dickinson & Co. ....       286,299
       5,600   Biomet, Inc. *.............       248,864
      18,228   Boston Scientific Corp.
               *..........................       780,158
       2,200   CR Bard, Inc. .............       124,630
      56,600   Guidant Corp. .............     3,162,808
      10,700   HCA, Inc. .................       445,013
       5,400   Health Management
               Association, Inc. .........       121,068
       3,400   Humana, Inc. *.............        57,460
     187,684   Johnson & Johnson..........    10,453,999
       2,000   Manor Care, Inc. ..........        65,360
      26,200   Medtronic, Inc. ...........     1,276,464
       2,200   Quest Diagnostics..........       186,890

Shares                                         Value
--------------------------------------------------------
      19,100   St. Jude Medical, Inc. *...  $  1,444,915
       8,600   Stryker Corp. .............       473,000
       9,700   Tenet Healthcare Corp. *...       130,077
      69,208   UnitedHealth Group,
               Inc. ......................     4,308,198
       3,400   Wellpoint Health Networks
               *..........................       380,834
       5,251   Zimmer Holdings, Inc. *....       463,138
                                            ------------
                                              26,473,576
                                            ------------
HOTELS & RESTAURANTS -- 0.5%
       3,750   Darden Restaurants,
               Inc. ......................        77,062
       2,300   Harrah's Entertainment,
               Inc. ......................       124,430
       8,500   Hilton Hotels Corp. .......       158,610
       4,900   Marriott Inernational,
               Inc. ......................       244,412
      89,500   McDonalds Corp. ...........     2,327,000
       8,600   Starbucks Corp. *..........       373,928
       4,400   Starwood Hotels & Resorts
               Worldwide, Inc. ...........       197,340
       2,300   Wendy's International,
               Inc. ......................        80,132
       6,400   Yum! Brands, Inc. .........       238,208
                                            ------------
                                               3,821,122
                                            ------------
HOUSEHOLD PRODUCTS -- 0.1%
       2,300   Avery Dennison Corp. ......       147,223
       4,500   Clorox Co. ................       242,010
       3,200   Fortune Brands, Inc. ......       241,376
       4,200   Leggett & Platt, Inc. .....       112,182
       1,500   Maytag Corp. ..............        36,765
       6,100   Newell Rubbermaid, Inc. ...       143,350
       1,500   Whirlpool Corp. ...........       102,900
                                            ------------
                                               1,025,806
                                            ------------
INDUSTRIAL MACHINERY -- 0.3%
       1,600   Black & Decker Corp. ......        99,408
      16,551   Caterpillar, Inc. .........     1,314,811
         900   Cummins, Inc. .............        56,250
       5,500   Deere & Co. ...............       385,770

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       3,900   Rockwell Automation,
               Inc. ......................  $    146,289
       1,400   Snap-On, Inc. .............        46,970
       1,700   Stanley Works..............        77,486
                                            ------------
                                               2,126,984
                                            ------------
INSURANCE -- 5.2%
       6,173   ACE, Ltd. .................       260,995
      11,165   Aflac, Inc. ...............       455,644
      15,300   Allstate Corp. ............       712,215
       2,300   AMBAC Financial Group,
               Inc. ......................       168,912
     177,990   American International
               Group, Inc. ...............    12,687,127
       6,700   AON Corp. .................       190,749
       1,408   Berkshire Hathaway, Inc.
               Class B*...................     4,160,640
       4,119   Chubb Corp. ...............       280,833
       3,100   Cigna Corp. ...............       213,311
       3,570   Cincinnati Financial
               Corp. .....................       155,366
       6,261   Hartford Financial Services
               Group, Inc. ...............       430,381
       3,000   Jefferson-Pilot Corp. .....       152,400
       4,012   Lincoln National Corp. ....       189,567
       4,000   Loews Corp. ...............       239,840
      11,500   Marsh & McLennan Cos.,
               Inc. ......................       521,870
      84,068   MBIA, Inc. ................     4,801,964
      16,400   MetLife, Inc. .............       587,940
       2,100   MGIC Investment Corp. .....       159,306
       6,800   Principal Financial
               Group......................       236,504
       4,700   Progressive Corp. .........       400,910
      69,972   Prudential Financial,
               Inc. ......................     3,251,599
       2,900   Safeco Corp. ..............       127,600
     130,277   St. Paul Travelers Cos.,
               Inc. ......................     5,281,430
       2,500   Torchmark, Inc. ...........       134,500

Shares                                         Value
--------------------------------------------------------
       6,200   UnumProvident Corp. .......  $     98,580
       3,000   XL Capital, Ltd. ..........       226,380
                                            ------------
                                              36,126,563
                                            ------------
INTERNET SERVICES & APPLICATIONS -- 2.2%
      22,600   Amazon.Com, Inc. *.........     1,229,440
      15,100   Checkfree Corp. *..........       453,000
      14,306   eBay, Inc. *...............     1,315,437
     230,100   InterActiveCorp *..........     6,935,214
       2,300   Monster Worldwide, Inc.
               *..........................        59,156
      34,898   Symantec Corp. *...........     1,527,834
      44,200   VeriSign, Inc. *...........       879,580
      79,251   Yahoo!, Inc. *.............     2,879,189
                                            ------------
                                              15,278,850
                                            ------------
MANUFACTURING -- 5.5%
      60,284   3M Co. ....................     5,426,163
       2,000   Cooper Industries, Ltd. ...       118,820
       1,400   Crane Co. .................        43,946
       6,600   Danaher Corp. .............       342,210
       4,500   Dover Corp. ...............       189,450
       6,000   Eastman Kodak Co. .........       161,880
       3,200   Eaton Corp. ...............       207,168
     725,416   General Electric Co. ......    23,503,478
      18,500   Honeywell International,
               Inc. ......................       677,655
       6,700   Illinois Tool Works,
               Inc. ......................       642,463
       3,900   Ingersoll-Rand Co. ........       266,409
      27,000   ITT Industries, Inc. ......     2,241,000
       2,500   Pall Corp. ................        65,475
       3,000   Textron, Inc. .............       178,050
     137,835   Tyco International,
               Ltd. ......................     4,567,852
                                            ------------
                                              38,632,019
                                            ------------
METALS & MINING -- 0.5%
      82,207   Alcoa, Inc. ...............     2,715,297
       1,400   Allegheny Technologies,
               Inc. ......................        25,270

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
       3,900   Freeport-McMoran Copper &
               Gold, Inc. Class B.........  $    129,285
       9,800   Newmont Mining Corp. ......       379,848
       1,600   Nucor Corp. ...............       122,816
       2,100   Phelps Dodge Corp. ........       162,771
       2,500   United States Steel
               Corp. .....................        87,800
       1,900   Worthington Industries.....        39,007
                                            ------------
                                               3,662,094
                                            ------------
MULTIMEDIA -- 4.7%
      13,300   Clear Channel
               Communications, Inc. ......       491,435
      60,388   Comcast Corp. *............     1,692,676
      66,200   Comcast Corp. Special Class
               A *........................     1,827,782
       1,700   Dow Jones & Co., Inc. .....        76,670
      24,400   Gannett Co., Inc. .........     2,070,340
       1,700   Knight-Ridder, Inc. .......       122,400
     217,420   Liberty Media Corp. *......     1,954,606
      10,871   Liberty Media International
               Incorporated *.............       403,314
       4,100   McGraw-Hill Cos., Inc. ....       313,937
       1,000   Meredith Corp. ............        54,960
       3,400   New York Times Co. ........       152,014
     317,100   Sirius Satellite Radio,
               Inc. *.....................       976,668
     737,666   Time Warner, Inc. *........    12,968,168
       7,320   Tribune Co. ...............       333,353
       6,900   Univision Communications,
               Inc. *.....................       220,317
      92,886   Viacom, Inc. Class B.......     3,317,888
     190,400   Walt Disney Co. ...........     4,853,296
      27,700   XM Satellite Radio
               Holdings, Inc. *...........       755,933
                                            ------------
                                              32,585,757
                                            ------------
OIL & GAS -- 5.6%
       2,000   Amerada Hess Corp. ........       158,380
       5,437   Anadarko Petroleum Corp. ..       318,608

Shares                                         Value
--------------------------------------------------------
       6,880   Apache Corp. ..............  $    299,624
       7,164   Baker Hughes, Inc. ........       269,725
       3,500   BJ Services Co. *..........       160,440
       8,400   Burlington Resources,
               Inc. ......................       303,912
      60,864   ChevronTexaco Corp. .......     5,727,911
      47,632   ConocoPhillips.............     3,633,845
       5,300   Devon Energy Corp. ........       349,800
       7,900   Dynegy, Inc. *.............        33,654
      14,321   El Paso Corp. .............       112,849
       2,400   EOG Resources, Inc. .......       143,304
     327,956   Exxon Mobil Corp. .........    14,564,526
     132,800   Halliburton Co. ...........     4,018,528
       3,400   Kerr-McGee Corp. ..........       182,818
       2,627   Kinder Morgan, Inc. .......       155,755
      97,200   Marathon Oil Corp. ........     3,678,048
       3,100   Nabors Industries, Ltd.
               *..........................       140,182
       2,800   Noble Corp. *..............       106,092
       8,600   Occidental Petroleum
               Corp. .....................       416,326
       2,000   Rowan Cos., Inc. *.........        48,660
      50,200   Schlumberger, Ltd. ........     3,188,202
       1,700   Sunoco, Inc. ..............       108,154
       6,900   Transocean, Inc. *.........       199,686
       5,700   Unocal Corp. ..............       216,600
       2,700   Valero Energy Corp. .......       199,152
      11,200   Williams Cos., Inc. .......       133,280
                                            ------------
                                              38,868,061
                                            ------------
PHARMACEUTICALS -- 6.7%
      80,465   Abbott Laboratories........     3,279,753
       2,848   Allergan, Inc. ............       254,953
       2,466   AmerisourceBergen Corp. ...       147,417
      42,287   Bristol-Myers Squibb
               Co. .......................     1,036,032
       9,372   Cardinal Health, Inc. .....       656,509
       9,754   Caremark Rx, Inc. *........       321,297
     110,485   Eli Lilly & Co. ...........     7,724,006
       1,700   Express Scripts, Inc. *....       134,691
       8,000   Forest Laboratories, Inc.
               *..........................       453,040

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      56,000   Gilead Sciences, Inc. *....  $  3,751,885
       3,335   Hospira, Inc. *............        92,046
      67,766   King Pharmaceuticals, Inc.
               *..........................       775,921
      31,298   Medco Health Solutions,
               Inc. *.....................     1,173,675
      97,794   Merck & Co, Inc. ..........     4,645,215
       6,000   Mylan Laboratories.........       121,500
     504,075   Pfizer, Inc. ..............    17,279,691
     180,400   Schering-Plough Corp. .....     3,333,792
      15,600   Watson Pharmaceuticals,
               Inc. *.....................       419,640
      28,964   Wyeth......................     1,047,338
                                            ------------
                                              46,648,401
                                            ------------
REAL ESTATE -- 1.0%
       2,000   Apartment Investment &
               Management Co. REIT........        62,260
       8,600   Equity Office Properties
               Trust REIT.................       233,920
       6,198   Equity Residential REIT....       184,266
     102,300   General Growth Properties,
               Inc. REIT..................     3,025,011
      62,350   Kimco Realty Corp. REIT....     2,836,925
       3,900   Prologis REIT..............       128,388
       4,471   Simon Property Group, Inc.
               REIT.......................       229,899
                                            ------------
                                               6,700,669
                                            ------------
RETAIL -- 4.4%
      19,200   Abercrombie & Fitch Co. ...       744,000
       5,600   Autonation, Inc. *.........        95,760
       1,900   Autozone, Inc. *...........       152,190
       6,500   Bed Bath & Beyond, Inc.
               *..........................       249,925
       7,000   Best Buy Co., Inc. ........       355,180
       2,700   Big Lots, Inc. *...........        39,042
       4,700   Circuit City Stores,
               Inc. ......................        60,865
       9,921   Costco Wholesale Corp. ....       407,456
       8,500   CVS Corp. .................       357,170

Shares                                         Value
--------------------------------------------------------
       2,000   Dillards, Inc. ............  $     44,600
       7,050   Dollar General Corp. ......       137,898
       3,700   Family Dollar Stores.......       112,554
      25,400   Federated Department
               Stores.....................     1,247,140
      62,200   Foot Locker, Inc. .........     1,513,948
      19,200   Gap, Inc. .................       465,600
     146,712   Home Depot, Inc. ..........     5,164,262
       5,900   JC Penny Co., Inc. ........       222,784
       7,400   Kohl's Corp. *.............       312,872
      83,900   Lowe's Cos., Inc. .........     4,408,945
      10,259   Ltd. Brands................       191,843
       6,400   May Department Stores
               Co. .......................       175,936
       2,900   Nordstrom, Inc. ...........       123,569
       6,500   Office Depot, Inc. *.......       116,415
       3,600   RadioShack Corp. ..........       103,068
       4,857   Sears Roebuck & Co. .......       183,400
      11,000   Staples, Inc. .............       322,410
      91,600   Target Corp. ..............     3,890,252
       3,082   Tiffany & Co. .............       113,572
      11,000   TJX Cos., Inc. ............       265,540
       4,300   Toys "R" US, Inc. *........        68,499
     153,010   Wal-Mart Stores, Inc. .....     8,072,808
      22,300   Walgreen Co. ..............       807,483
                                            ------------
                                              30,526,986
                                            ------------
SAVINGS & LOAN -- 1.0%
      55,511   Golden West Financial
               Corp. .....................     5,903,595
       6,600   Sovereign Bancorp, Inc. ...       145,814
      18,876   Washington Mutual, Inc. ...       729,368
                                            ------------
                                               6,778,777
                                            ------------
SEMICONDUCTORS -- 4.7%
       7,200   Advanced Micro Devices,
               Inc. *.....................       114,480
       8,400   Altera Corp. *.............       186,648
       8,100   Analog Devices, Inc. ......       381,348

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
     136,661   Applied Materials, Inc.
               *..........................  $  2,681,289
       6,700   Applied Micro Circuits
               Corp. *....................        35,644
       6,900   Broadcom Corp. *...........       322,713
     499,761   Intel Corp. ...............    13,793,403
       4,200   Kla-Tencor Corp. *.........       207,396
      76,400   Linear Technology Corp. ...     3,015,508
       8,100   LSI Logic Corp. *..........        61,722
       7,000   Maxim Integrated Products,
               Inc. ......................       366,940
      13,200   Micron Technology, Inc.
               *..........................       202,092
      84,200   National Semiconductor
               Corp. *....................     1,851,558
       3,500   Novellus Systems, Inc. *...       110,040
       3,300   Nvidia Corp. *.............        67,650
       3,800   PMC -- Sierra, Inc. *......        54,530
       2,000   QLogic Corp. *.............        53,180
       4,118   Teradyne, Inc. *...........        93,479
     280,900   Texas Instruments, Inc. ...     6,792,162
      78,700   Xilinx, Inc. ..............     2,621,497
                                            ------------
                                              33,013,279
                                            ------------
SOFTWARE -- 3.9%
       5,300   Adobe Systems, Inc. .......       246,450
       2,300   Autodesk, Inc. ............        98,463
      12,700   Automatic Data Processing,
               Inc. ......................       531,876
       4,800   BMC Software, Inc. *.......        88,800
       3,300   Citrix Systems, Inc. *.....        67,188
      12,500   Computer Associates
               International, Inc. .......       350,750
       8,000   Compuware Corp. *..........        52,800
       6,400   Electronic Arts, Inc. *....       349,120
      19,158   First Data Corp. ..........       852,914
       4,200   Fiserv, Inc. *.............       163,338
       4,723   IMS Health, Inc. ..........       110,707
       4,300   Intuit, Inc. *.............       165,894
       1,900   Mercury Interactive Corp.
               *..........................        94,677

Shares                                         Value
--------------------------------------------------------
     714,402   Microsoft Corp. ...........  $ 20,403,321
       7,700   Novell, Inc. *.............        64,603
     269,500   Oracle Corp. *.............     3,215,135
       6,700   Parametric Technology Corp.
               *..........................        33,500
       7,600   Peoplesoft, Inc. *.........       140,600
      11,200   Siebel Systems, Inc. *.....       119,616
       9,200   Veritas Software Corp. *...       254,840
                                            ------------
                                              27,404,592
                                            ------------
TELECOMMUNICATIONS -- 5.9%
      15,500   ADC Telecommunications,
               Inc. *.....................        44,020
       6,800   Alltel Corp. ..............       344,216
       3,500   Andrew Corp. *.............        70,035
     100,952   AT&T Corp. ................     1,476,928
      59,302   AT&T Wireless Services,
               Inc. *.....................       849,205
       9,141   Avaya, Inc. *..............       144,336
      39,800   BellSouth Corp. ...........     1,043,556
       3,000   CenturyTel, Inc. ..........        90,120
      13,700   Ciena Corp. *..............        50,964
     490,519   Cisco Systems, Inc. *......    11,625,300
     201,900   Citizens Communications Co.
               *..........................     2,442,990
       4,300   Comverse Technology, Inc.
               *..........................        85,742
     317,100   Corning, Inc. *............     4,141,326
      30,600   JDS Uniphase Corp. *.......       115,974
      50,600   Juniper Networks, Inc. *...     1,243,242
      91,268   Lucent Technologies, Inc.
               *..........................       344,993
     141,200   Motorola, Inc. ............     2,576,900
     114,055   Nextel Communications, Inc.
               *..........................     3,040,706
      17,546   Qualcomm, Inc. ............     1,280,507
     423,510   Qwest Communications
               International *............     1,520,401
      71,754   SBC Communications, Inc. ..     1,740,035
       3,500   Scientific-Atlanta,
               Inc. ......................       120,750

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
      30,450   Sprint Corp.-FON Group.....  $    535,920
       9,100   Tellabs, Inc. *............        79,534
     164,970   Verizon Communications,
               Inc. ......................     5,970,264
                                            ------------
                                              40,977,964
                                            ------------
TRANSPORTATION -- 0.8%
       7,900   Burlington Northern Santa
               Fe Corp. ..................       277,053
      27,000   Canadian National Railway
               Co. .......................     1,176,930
       4,800   CSX Corp. .................       157,296
      22,600   FedEx Corp. ...............     1,846,194
       8,500   Norfolk Southern Corp. ....       225,420
       1,300   Ryder Systems, Inc. .......        52,091
       5,600   Union Pacific Corp. .......       332,920
      24,564   United Parcel Service, Inc.
               Class B....................     1,846,476
                                            ------------
                                               5,914,380
                                            ------------
UTILITIES- ELECTRIC -- 2.5%
      14,400   AES Corp. *................       142,992
       2,600   Allegheny Energy, Inc. *...        40,066
       3,900   Ameren Corp. ..............       167,544
       8,600   American Electric Power Co,
               Inc. ......................       275,200
       7,800   Calpine Corp. *............        33,696
       6,100   Centerpoint Energy,
               Inc. ......................        70,150
      38,000   Cinergy Corp. .............     1,444,000
       3,000   CMS Energy Corp. *.........        27,390
       5,300   Consolidated Edison,
               Inc. ......................       210,728
       3,700   Constellation Energy Group,
               Inc. ......................       140,230
      14,400   Dominion Resources,
               Inc. ......................       908,352
       3,763   DTE Energy Co. ............       152,552
      19,510   Duke Energy Corp. .........       395,858
       7,300   Edison International.......       186,661
      27,900   Entergy Corp. .............     1,562,679

Shares                                         Value
--------------------------------------------------------
     128,974   Exelon Corp. ..............  $  4,293,544
       7,093   FirstEnergy Corp. .........       265,349
       4,000   FPL Group, Inc. ...........       255,800
       5,584   NiSource, Inc. ............       115,142
      63,300   PG&E Corp. *...............     1,768,602
       2,000   Pinnacle West Capital
               Corp. .....................        80,780
       3,755   PPL Corp. .................       172,354
       5,419   Progress Energy, Inc. .....       238,707
       5,100   Public Services Enterprise
               Group, Inc. ...............       204,153
      15,800   Southern Co. ..............       460,570
       4,200   TECO Energy, Inc. .........        50,358
      92,966   TXU Corp. .................     3,766,053
       8,760   Xcel Energy, Inc. .........       146,380
                                            ------------
                                              17,575,890
                                            ------------
UTILITIES- GAS -- 0.3%
       3,500   KeySpan Corp. .............       128,450
       1,000   Nicor, Inc. ...............        33,970
         900   Peoples Energy Corp. ......        37,935
       4,800   Sempra Energy..............       165,264
      64,600   UGI Corp. .................     2,073,660
                                            ------------
                                               2,439,279
                                            ------------
TOTAL COMMON STOCKS
  (Cost $635,352,462).....................   679,497,003
                                            ------------
DEPOSITORY RECEIPTS -- 1.3%
OIL & GAS -- 1.2%
      59,800   BP Plc. (ADR)..............     3,203,486
      53,700   Total SA (ADR).............     5,159,496
                                            ------------
                                               8,362,982
                                            ------------
TELECOMMUNICATIONS -- 0.1%
      40,400   Deutsche Telekom AG
               (ADR)*.....................       715,484
                                            ------------
TOTAL DEPOSITORY RECEIPTS
  (Cost $7,133,121).......................     9,078,466
                                            ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Large Company Stock Fund / June 30, 2004 (Unaudited) (continued)

Shares                                         Value
--------------------------------------------------------
MUTUAL FUND -- 0.1%
      18,500   iShares Russell 1000 Growth
               Index Fund.................  $    885,225
                                            ------------
TOTAL MUTUAL FUND
  (Cost $882,300).........................       885,225
                                            ------------
Principal
Amount
---------
SHORT TERM INVESTMENTS -- 1.4%
GOVERNMENT & AGENCY SECURITIES -- 0.1%
$     75,000   United States Treasury
               Bills
               0.000%, 7/22/04 (a)........  $     74,951
      95,000   United States Treasury
               Bills
               0.000%, 8/12/04 (a)........        94,869
     100,000   United States Treasury
               Bills
               0.000%, 8/26/04 (a)........        99,811
      25,000   United States Treasury
               Bills
               0.000%, 9/23/04 (a)........        24,925
     280,000   United States Treasury
               Bills
               0.000%, 9/9/04 (a).........       279,327
                                            ------------
                                                 573,883
                                            ------------
MUTUAL FUND -- 1.3%

   8,971,257   Goldman Sachs Prime
               Obligations Fund,
               0.95% (b)..................     8,971,257
                                            ------------

TOTAL SHORT TERM INVESTMENTS
  (Cost $9,545,201).......................     9,545,140
                                            ------------

TOTAL INVESTMENTS -- 100.2%
  (Cost $652,913,084).....................   699,005,834
                                            ------------

Other liabilities in excess of assets         (1,380,975)
(0.2)%....................................
                                            ------------

TOTAL NET ASSETS -- 100.0%................  $697,624,859
                                            ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:
*  -- Non-income producing security.
(a) --All or a portion of these securities have been pledged to cover collateral requirements for open futures.
(b) --Rate quoted represents the seven day yield of the Fund.

SECURITY ABBREVIATIONS:
ADR -- American Depository Receipts
REIT -- Real Estate Investment Trust

FUTURES CONTRACTS:

  Number of                                    Underlying                     Expiration    Notional     Notional     Unrealized
  Contracts     Face Value                     Securities                        Date         Cost        Value      Appreciation
--------------  ----------   -----------------------------------------------  ----------   ----------   ----------   ------------
Long Position
--------------
      10           2,500     S&P 500 Index                                     Sep-2004    $2,834,783   $2,851,000     $16,217
      57           2,850     S&P Mini 500 Index                                Sep-2004     3,242,066    3,250,140       8,074
                                                                                                                       -------
                                                                                                                       $24,291
                                                                                                                       =======
Short Position
--------------
      1              250     U.S. Treasury Note 5 Year                         Mar-2004       285,195      285,100     $    95
                                                                                                                       =======

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30 , 2004 (Unaudited)

Principal
Amount                                           Value
----------------------------------------------------------
FOREIGN OBLIGATIONS -- 5.2%
CORPORATE DEBT -- 3.7%
$   225,000   Abitibi-Consolidated, Inc.
              Yankee-Dollar
              8.850%, 08/01/30..............  $    219,247
     50,000   ABN Amro Bank NV
              4.650%, 06/04/18..............        44,474
     40,000   ACE Ltd. Yankee-Dollar
              6.000%, 04/01/07..............        42,253
     30,000   Alberta Energy Co. Ltd.
              Yankee-Dollar
              7.375%, 11/01/31..............        33,397
     25,000   Alcan, Inc.
              4.875%, 09/15/12..............        24,316
     40,000   Alcan, Inc. Yankee-Dollar
              4.500%, 05/15/13..............        37,543
              America Movil SA de CV(a)
     10,000   4.125%, 03/01/09..............         9,392
     20,000   5.500%, 03/01/14..............        18,424
     25,000   Apache Finance Canada Corp.
              Yankee-Dollar
              7.750%, 12/15/29..............        30,444
    250,000   Asian Development Bank
              2.375%, 03/15/06..............       248,791
    100,000   Axa
              8.600%, 12/15/30..............       122,461
  1,000,000   Banco Mercantil Norte CI(a)
              (e)
              5.875%, 02/17/09..............       965,000
     70,000   Bank of Tokyo-Mitsubishi Ltd.
              8.400%, 04/15/10..............        82,228
     25,000   Banque Centrale De Tunisie
              7.375%, 04/25/12..............        27,250
    100,000   BCP Caylux Holdings Luxembourg
              SCA(a)
              9.625%, 06/15/14..............       103,625
    150,000   BHP Billiton Finance USA Ltd.
              4.800%, 04/15/13..............       145,831
     10,000   BP Canada Finance Co.
              3.375%, 10/31/07..............         9,924

Principal
Amount                                           Value
----------------------------------------------------------
              BP Capital Markets Plc.
$    50,000   2.625%, 03/15/07..............  $     49,090
    520,000   2.750%, 12/29/06..............       513,378
     25,000   Branco Bradesco SA(a)
              8.750%, 10/24/13..............        25,063
              Brascan Corp. Yankee-Dollar
     50,000   7.125%, 06/15/12..............        54,110
    100,000   7.375%, 03/01/33..............       105,445
     20,000   British Sky Broadcasting
              7.300%, 10/15/06..............        21,593
    400,000   British Telecommunications
              Plc.
              7.875%, 12/15/05..............       427,665
    100,000   Burlington Resources Finance
              Co. Yankee-Dollar#
              7.400%, 12/01/31..............       113,687
     50,000   Calpine Canada Energy Finance
              Ulc#
              8.500%, 05/01/08..............        33,000
     25,000   Canadian Pacific Ltd. Yankee-
              Dollar
              9.450%, 08/01/21..............        33,824
     25,000   Coca Cola HBC Finance BV#
              5.500%, 09/17/15..............        24,956
              ConocoPhillips
     55,000   7.000%, 03/30/29..............        60,820
    300,000   8.750%, 05/25/10..............       362,593
  1,375,000   Corp. Andina de Fomento CAF
              6.875%, 03/15/12..............     1,478,133
  1,284,525   Crusade Global Trust(c) (e)
              1.350%, 07/17/04..............     1,286,015
              Deutsche Telekom International
              Finance BV
    150,000   5.250%, 07/22/13..............       146,030
    150,000   9.250%, 06/01/32..............       197,665
              Diageo Capital Plc.
     50,000   3.375%, 03/20/08..............        48,967
     60,000   3.500%, 11/19/07..............        59,306
     85,000   6.125%, 08/15/05..............        88,364

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
              Diageo Finance BV
$    50,000   3.000%, 12/15/06..............  $     49,464
     15,000   3.875%, 04/01/11..............        14,161
              Domtar, Inc. Yankee-Dollar
  1,135,000   5.375%, 12/01/13#.............     1,079,271
     15,000   7.875%, 10/15/11..............        16,829
     30,000   Eksportfinans A/S
              4.375%, 07/15/09..............        30,129
     50,000   Encana Holdings Finance Corp.
              Yankee-Dollar
              5.800%, 05/01/14..............        50,868
              European Investment Bank
    100,000   2.350%, 04/14/06#.............        99,210
     50,000   2.700%, 04/20/07..............        49,004
     90,000   3.000%, 08/15/06..............        90,057
    500,000   4.625%, 03/01/07..............       516,547
    250,000   4.875%, 09/06/06..............       259,529
     50,000   Export Development Canada
              2.750%, 12/12/05..............        50,193
              Falconbridge Ltd. Yankee-
              Dollar
     20,000   5.375%, 06/01/15..............        17,456
     20,000   7.350%, 06/05/12..............        20,765
    300,000   France Telecom SA
              8.750%, 09/01/04..............       347,646
     50,000   GlaxoSmithKline Capital, Inc.
              2.375%, 04/16/07..............        48,618
     50,000   Hanson Overseas BV Yankee-
              Dollar
              6.750%, 09/15/05..............        52,272
    250,000   HSBC Bank Plc. Yankee-Dollar
              6.950%, 03/15/11..............       282,618
    200,000   HSBC Capital Funding LP(e)
              4.610%, 06/27/13..............       181,308
     50,000   HSBC Holdings Plc.
              5.250%, 12/12/12..............        49,666
    500,000   Hydro Quebec
              6.300%, 05/11/11..............       544,538

Principal
Amount                                           Value
----------------------------------------------------------
$    10,000   Inco Ltd. Yankee-Dollar
              7.750%, 05/15/12..............  $     11,374
     75,000   Instituto de Credito Oficial
              4.625%, 11/29/06..............        78,220
     25,000   INTelSAT
              6.500%, 11/01/13..............        22,086
              Inter-American Development
              Bank
     50,000   4.375%, 09/20/12..............        49,144
    600,000   7.375%, 01/15/10..............       693,503
    200,000   International Bank for
              Reconstruction & Development
              4.375%, 09/28/06..............       205,593
    150,000   Jafra Cosmetics, Inc.
              10.750%, 05/15/11.............       167,250
              Korea Development Bank
     75,000   4.250%, 11/13/07..............        74,492
     75,000   5.500%, 11/13/12..............        73,925
     50,000   5.750%, 09/10/13..............        49,760
    550,000   Korea Electric Power Corp.(a)
              4.250%, 09/12/07..............       549,679
     35,000   Kowloon Canton Railway Corp.
              8.000%, 03/15/10..............        40,556
     75,000   Luscar Coal Ltd.
              9.750%, 10/15/11..............        84,375
    100,000   Methanex Corp.
              8.750%, 08/15/12..............       112,500
     50,000   MTR Corp.
              7.500%, 02/04/09..............        56,077
  1,225,000   Nexen, Inc. Yankee-Dollar
              5.050%, 11/20/13..............     1,174,839
     50,000   Oesterreichische
              Kontrollbank AG
              5.125%, 03/20/07..............        52,396
              Petro-Canada Yankee-Dollar
     25,000   4.000%, 07/15/13..............        22,332
     50,000   5.350%, 07/15/33..............        42,569

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
              Petrobras International
              Finance Co. -- PIFCO
$    25,000   9.125%, 02/01/07..............  $     26,875
     25,000   9.750%, 07/06/11..............        27,125
    230,000   Petronas Capital Ltd.(a)
              7.875%, 05/22/22..............       254,469
    390,000   Petrozuata Finance, Inc.(a)
              8.220%, 04/01/17..............       366,600
              Potash Corp. of Saskatchewan
              Yankee-Dollar
    900,000   4.875%, 03/01/13..............       862,395
     20,000   7.125%, 06/15/07..............        21,661
  1,160,000   Precision Drilling Corp.
              Yankee-Dollar
              5.625%, 06/01/14..............     1,166,754
  1,230,000   Province of Manitoba Yankee-
              Dollar
              9.500%, 09/15/18..............     1,719,674
     35,000   Repsol International Finance
              BV
              7.450%, 07/15/05..............        36,753
              Rhodia SA(a)#
    175,000   7.625%, 06/01/10..............       158,375
     25,000   8.875%, 06/01/11..............        21,125
     30,000   Royal Bank of Canada#
              3.875%, 05/04/09..............        29,411
    100,000   Royal Bank of Scotland Group
              Plc.
              5.000%, 11/12/13-10/01/14.....        96,492
     10,000   Royal Bank of Scotland Group
              Plc. Yankee-Dollar
              4.700%, 07/03/18..............         8,876
    100,000   Santander Central Hispano
              Issuances
              7.625%, 09/14/10..............       114,197
  1,400,000   Standard Chartered Bank(a)
              8.000%, 05/30/31..............     1,655,039
     20,000   Stora Enso Oyj#
              7.375%, 05/15/11..............        22,156

Principal
Amount                                           Value
----------------------------------------------------------
$    25,000   Suncor Energy, Inc. Yankee-
              Dollar
              7.150%, 02/01/32..............  $     28,103
     50,000   Telecom Italia Capital
              6.375%, 11/15/33(a)...........        48,268
    285,000   5.250%, 11/15/13(a)#..........       275,836
              Telefonica Europe BV
  1,250,000   7.350%, 09/15/05..............     1,317,369
    200,000   7.750%, 09/15/10..............       228,751
    320,000   Telewest Communications Plc.
              Yankee-Dollar(h)
              11.375%, 02/01/05.............       140,800
              Telus Corp. Yankee-Dollar
     50,000   7.500%, 06/01/07..............        54,457
    100,000   8.000%, 06/01/11..............       113,656
     50,000   Tembec Industries, Inc.#
              8.500%, 02/01/11..............        50,500
    150,000   Tembec Industries, Inc.
              Yankee-Dollar#
              8.625%, 06/30/09..............       151,875
     20,000   Trans-Canada Pipelines Ltd.
              Yankee-Dollar
              5.600%, 03/31/34..............        18,342
     30,000   Tyco International Group SA
              6.000%, 11/15/13..............        30,920
              Tyco International Group SA
              Yankee-Dollar
     55,000   6.125%, 01/15/09#.............        58,490
  1,420,000   6.375%, 02/15/06-10/15/11.....     1,500,404
     40,000   6.750%, 02/15/11..............        43,463
  1,200,000   6.875%, 01/15/29#.............     1,256,292
    360,000   7.000%, 06/15/28..............       382,138
     30,000   UFJ Finance Aruba AEC
              6.750%, 07/15/13..............        31,022
              United Utilities Plc. Yankee-
              Dollar
  1,425,000   4.550%, 06/19/18..............     1,217,037
     50,000   5.375%, 02/01/19..............        46,303

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$   200,000   Vodafone Group Plc.
              7.750%, 02/15/10..............  $    229,319
    100,000   Weatherford International,
              Inc.
              4.950%, 10/15/13..............        95,897
    100,000   XL Capital Europe Plc.
              6.500%, 01/15/12..............       106,960
    200,000   Yell Finance BV(h)
              13.500%, 08/01/06.............       188,000
                                              ------------
                                                28,907,302
                                              ------------
GOVERNMENT OBLIGATIONS -- 1.5%
     50,000   Hellenic Republic Government
              International Bond
              6.950%, 03/04/08..............        55,047
     50,000   Italy Government International
              Bond
              3.750%, 12/14/07..............        50,041
    300,000   Korea Deposit Insurance
              2.500%, 12/11/05..............       332,812
    250,000   Malaysia
              7.500%, 07/15/11..............       282,500
              Province of British Columbia
     50,000   4.300%, 05/30/13..............        47,796
     50,000   4.625%, 10/03/06..............        51,507
    500,000   Province of Manitoba
              4.250%, 11/20/06..............       512,692
     20,000   Province of Nova Scotia
              5.750%, 02/27/12..............        21,023
              Province of Ontario
    100,000   2.625%, 12/15/05..............        99,790
    100,000   3.125%, 05/02/08#.............        97,276
     15,000   3.500%, 09/17/07..............        14,921
              Province of Quebec
     50,000   4.875%, 05/05/14..............        48,657
  1,600,000   7.500%, 09/15/29#.............     1,934,853
  1,825,000   Region of Lombardy
              5.804%, 10/25/32..............     1,787,575
              Republic of Chile
     50,000   5.500%, 01/15/13..............        50,130

Principal
Amount                                           Value
----------------------------------------------------------
$    20,000   7.125%, 01/11/12..............  $     22,146
              Republic of Italy
    100,000   3.250%, 05/15/09#.............        96,035
    100,000   4.375%, 10/25/06..............       102,544
    250,000   4.375%, 06/15/13#.............       242,395
    200,000   6.875%, 09/27/23..............       226,099
              Republic of Korea
     30,000   4.250%, 06/01/13..............        27,567
    100,000   8.875%, 04/15/08..............       116,030
     50,000   5.250%, 01/15/14#.............        48,750
     25,000   Republic of Poland
              6.250%, 07/03/12..............        26,375
  1,260,000   Russian Federation
              5.000%, 03/31/07..............     1,150,380
    100,000   South Africa Government
              International Bond
              7.375%, 04/25/12..............       108,375
              South African Republic
     35,000   6.500%, 06/02/14..............        35,350
              State of Israel
    100,000   4.625%, 06/15/13#.............        92,237
     50,000   5.500%, 12/04/23..............        49,154
              United Mexican States
    600,000   4.625%, 10/08/08..............       591,600
    200,000   6.375%, 01/16/13..............       199,600
     30,000   6.625%, 03/03/15..............        29,775
  2,616,334   7.500%, 04/08/33..............     2,532,611
     50,000   8.000%, 09/24/22..............        51,925
     75,000   8.125%, 12/30/19..............        80,250
    100,000   8.300%, 08/15/31..............       104,750
    405,000   8.375%, 01/14/11#.............       457,650
     75,000   11.375%, 09/15/16#............       104,813
     20,000   11.500%, 05/15/26#............        28,040
                                              ------------
                                                11,911,071
                                              ------------
TOTAL FOREIGN OBLIGATIONS
  (Cost $40,060,660)........................    40,818,373
                                              ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
U.S. CORPORATE OBLIGATIONS -- 29.4%
ASSET BACKED AND MORTGAGE BACKED -- 8.6%
$   100,000   African Development Bank
              3.250%, 08/01/08..............  $     97,174
  2,000,000   AmeriCredit Automobile
              Receivables Trust
              2.870%, 02/07/11..............     1,957,597
    173,131   AmeriCredit Automobile
              Receivables Trust(e)
              1.450%, 07/05/04..............       173,170
     92,839   Amortizing Residential
              Collateral Trust(c) (e)
              1.380%, 06/24/04..............        92,882
  1,600,000   Bay View Auto Trust
              3.440%, 04/25/12..............     1,583,230
  3,244,610   Bayview Financial Acquisition
              Trust(a) (c) (e)
              7.000%, 06/24/04..............       139,226
  2,400,000   Bear Stearns Adjustable Rate
              Mortgage Trust(e)
              3.517%, 06/25/34..............     2,298,375
  1,331,442   Bear Stearns Asset Backed
              Securities, Inc.(e)
              1.550%, 06/24/04..............     1,336,709
  1,494,616   Bear Stearns Asset Backed
              Securities, Inc. 2003-SD2
              1A(e)
              6.057%, 06/30/04..............     1,540,409
    500,000   Bear Stearns Commercial
              Mortgage Securities
              6.460%, 10/15/36..............       542,953
    500,000   Bear Stearns Commercial
              Mortgage Securities 2004-T14 A3
              4.800%, 01/12/41..............       495,951
    200,000   Capital Auto Receivables
              Asset Trust
              2.920%, 04/15/08..............       200,244
              Capital One Master Trust
  3,500,000   5.300%, 06/15/09..............     3,648,756
    350,000   7.200%, 08/15/08..............       365,868

Principal
Amount                                           Value
----------------------------------------------------------
$   100,000   Capital One Multi Asset
              Execution Trust
              2.950%, 08/17/09..............  $     99,313
    632,671   CDC Mortgage Capital Trust(e)
              1.430%, 06/24/04..............       633,663
    603,830   Centex Home Equity(e)
              1.400%, 06/24/04..............       604,428
    184,327   Chase Commercial Mortgage
              Securities Corp.
              6.600%, 12/19/29..............       195,145
     82,039   Chase Funding Mortgage
              Loan Asset-Backed
              Certificates
              5.039%, 12/25/23..............        82,160
    250,000   Chase Manhattan Auto
              Owner Trust
              4.240%, 09/15/08..............       253,932
    100,000   ChevronTexaco Capital Co.
              3.375%, 02/15/08..............        98,607
  1,332,090   CIGNA CBO 1996-1 Ltd.(a) (c)
              (e)
              6.460%, 11/15/08..............     1,358,731
  1,900,000   CIT Home Equity Loan Trust
              2003-1A4(e)
              3.930%, 03/20/32..............     1,878,487
              Citibank Credit Card
              Issuance Trust
    100,000   2.900%, 05/17/10..............        96,135
    180,000   4.950%, 02/09/09..............       186,794
    150,000   5.650%, 06/16/08..............       157,202
    150,000   Comed Transitional Funding
              Trust
              5.740%, 12/25/10..............       159,448
    760,687   Commercial Mortgage Acceptance
              Corp.
              6.735%, 12/15/30..............       813,504
    898,064   Commercial Mortgage Lease
              Backed Certificates Series
              01-CMLB, Class A1(a)
              6.746%, 06/20/31..............       975,126

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
              Conseco Finance
              Securitizations Corp.
$   508,092   3.289%, 07/15/04(e)...........  $    509,411
     51,633   5.160%, 05/01/33..............        52,215
  2,741,057   Country Wide Home Loan 2003-
              60 2A1(e)
              5.070%, 06/25/04..............     2,742,883
              Countrywide Asset-Backed
              Certificates
    188,711   1.350%, 06/24/04(e)...........       188,901
    207,030   1.430%, 06/24/04(e)...........       207,343
    830,392   1.790%, 06/24/04(a) (e).......       830,293
  1,400,000   Crimmi Mae Commercial Mortgage
              Trust(a)
              7.000%, 06/02/33..............     1,479,568
    237,876   CS First Boston Mortgage
              Securities Corp.(a) (c) (e)
              2.000%, 06/24/04..............       237,522
    158,972   Daimler Chrysler Auto Trust
              4.630%, 12/06/06..............       161,177
    206,888   EMC Mortgage Loan Trust(a) (e)
              1.570%, 06/24/04..............       207,705
  1,119,674   EQCC Trust(e)
              1.400%, 06/24/04..............     1,122,012
    177,901   First Consumers Master
              Trust(a)
              5.800%, 07/14/04..............       177,135
              Ford Credit Auto Owner Trust
    200,000   3.130%, 11/15/06..............       201,395
    116,158   4.010%, 03/15/06..............       117,123
    350,000   GE Capital Commercial Mortgage
              Corp.
              6.531%, 05/15/33..............       381,293
              GMAC Commercial Mortgage
              Securities, Inc.
     70,000   5.389%, 10/15/38..............        72,529
  1,750,000   6.700%, 05/15/30-04/15/34.....     1,899,717

Principal
Amount                                           Value
----------------------------------------------------------
$   161,210   Green Tree Financial Corp.
              8.100%, 07/14/04..............  $     45,139
    200,000   Greenwich Capital Commercial
              Funding Corp.
              4.948%, 01/11/35..............       197,093
    217,219   HFC Home Equity Loan
              Asset Backed Certificates(e)
              1.730%, 07/19/04..............       217,561
    400,000   Honda Auto Receivables
              2003-4 A4
              2.790%, 03/16/09..............       393,682
    192,478   Impac CMB Trust(e)
              1.420%, 06/24/04..............       192,783
    794,872   Indy Mac Home Equity Loan
              Asset-Backed Trust(e)
              1.360%, 06/24/04..............       793,854
    938,152   Irwin Home Equity(e)
              1.600%, 06/24/04..............       942,503
  1,481,410   JP Morgan Chase
              Commercial Mortgage
              Securities Corp.(a) (e)
              1.481%, 07/13/04..............     1,481,521
    252,116   Long Beach Asset Holdings
              Corp.(a) (c) (e)
              1.480%, 06/24/04..............       252,248
  4,000,000   Merit Securities Corp.(a) (e)
              1.000%, 09/28/32..............     3,837,227
              Merrill Lynch Mortgage
              Investors, Inc.
    611,124   1.420%, 06/24/04(e)...........       611,855
  1,062,762   1.460%, 06/24/04(e)...........     1,064,796
    356,007   1.700%, 06/24/04(a) (c) (e)...       356,185
    897,351   Mesa Trust Asset Backed
              Certificates(a) (c) (e)
              1.500%, 06/24/04..............       906,325
              Metris Master Trust(e)
  1,000,000   2.180%, 07/19/04..............     1,000,208
  1,000,000   2.360%, 07/19/04..............       921,874

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$ 2,474,421   Morgan Stanley Capital I, Inc.
              4.030%, 06/15/38..............  $  2,478,843
              Morgan Stanley Dean Witter
              Capital I
    150,000   4.050%, 01/13/41..............       145,261
    200,000   5.160%, 12/15/35..............       206,403
    947,336   Nationslink Funding Corp.
              6.867%, 01/22/26..............     1,022,509
              Nomura Asset Securities Corp.
  2,220,000   6.590%, 03/15/30..............     2,409,659
  1,020,000   7.120%, 04/13/39..............     1,079,329
  1,000,000   Nordstrom Private Label Credit
              Card Master Note Trust(a)
              4.820%, 04/15/10..............     1,032,157
              Oakwood Mortgage Investors,
              Inc.
  4,690,000   6.000%, 05/15/08..............       721,135
  1,964,928   6.000%, 08/15/10(c)...........       402,692
    350,000   PNC Mortgage Acceptance Corp.
              6.360%, 03/12/34..............       377,480
  1,434,618   Provident Bank Home Equity
              Loan Trust(e)
              1.370%, 06/24/04..............     1,434,872
  1,345,777   Provident Funding Mortgage
              Loan Trust(e)
              3.799%, 06/30/04..............     1,335,526
  1,280,000   Providian Master Trust
              7.490%, 08/17/09..............     1,287,412
              Residential Asset Mortgage
              Products, Inc.(c)
    477,460   2.057%, 06/24/04..............       475,741
    399,218   2.355%, 06/24/04..............       400,056
    150,377   Residential Asset Securities
              Corp.
              6.320%, 04/25/30..............       154,793
  1,547,029   Residential Asset Securities
              Corp.(e)
              1.400%, 06/24/04..............     1,548,727

Principal
Amount                                           Value
----------------------------------------------------------
$   177,669   Sail Net Interest Margin
              Notes(a)
              7.750%, 04/27/33..............  $    179,398
  1,549,539   Structured Asset Securities
              Corp.(e)
              2.500%, 09/25/33..............     1,549,556
    188,774   Toyota Auto Receivables Owner
              Trust
              2.650%, 11/15/06..............       189,352
    420,000   UCFC Home Equity Loan
              6.905%, 04/15/30..............       433,962
  2,030,814   Wachovia Asset
              Securitization, Inc.(e)
              1.470%, 06/24/04..............     2,044,327
    150,000   Wachovia Bank Commercial
              Mortgage Trust
              4.748%, 02/15/41..............       143,319
     50,000   Wachovia Corp.
              7.500%, 04/15/35..............        59,236
    150,000   WFS Financial Owner Trust
              2.740%, 09/20/10..............       148,296
                                              ------------
                                                67,128,336
                                              ------------
CORPORATE BONDS & NOTES -- 20.8%
    125,000   aaiPharma, Inc.(e)#
              11.500%, 04/01/10.............       104,375
    100,000   Abbey National Capital
              Trust I(e)
              8.963%, 06/30/30..............       124,708
              Abbott Laboratories
     10,000   3.500%, 02/17/09..............         9,693
    100,000   3.750%, 03/15/11..............        94,858
    100,000   ABN Amro Bank NV
              7.550%, 06/28/06..............       108,228
     25,000   Ace INA Holdings, Inc.
              5.875%, 06/15/14..............        25,292
     50,000   Aegon NV
              4.750%, 06/01/13..............        47,690
    275,000   Aes Corp.
              9.375%, 09/15/10..............       293,219

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$    70,930   Ahold Lease USA, Inc.(e)
              7.820%, 01/02/20..............  $     70,043
    200,000   AK Steel Corp.#
              7.875%, 02/15/09..............       187,000
     25,000   Alabama Power Co.
              3.125%, 05/01/08..............        24,206
     38,000   Alamosa Delaware, Inc.
              11.000%, 07/31/10.............        41,420
     84,000   Alamosa Delaware, Inc.(h)
              12.000%, 07/31/05.............        81,060
              Albertson's, Inc.
    100,000   7.500%, 02/15/11..............       112,689
     20,000   8.000%, 05/01/31..............        22,912
    450,000   Alcoa, Inc.
              7.375%, 08/01/10..............       510,876
    125,000   Allegheny Energy Super
              Statutory Trust 2001(a)
              10.250%, 11/15/07.............       134,688
    125,000   Alliant Techsystems, Inc.
              8.500%, 05/15/11..............       135,000
              Allied Waste North America
     75,000   7.375%, 04/15/14(a)...........        72,937
     75,000   8.875%, 04/01/08..............        82,125
    125,000   9.250%, 09/01/12..............       140,000
              Allstate Corp.
     75,000   5.350%, 06/01/33..............        65,943
    100,000   5.375%, 12/01/06..............       104,446
     30,000   Allstate Life Global Funding
              Trust I
              4.500%, 05/29/09..............        30,182
              ALLTEL Corp.
     35,000   7.000%, 07/01/12..............        38,553
     50,000   7.875%, 07/01/32..............        57,847
              Altria Group, Inc.
     25,000   5.625%, 11/04/08..............        25,109
    835,000   7.000%, 07/15/05-11/04/13.....       864,604
     40,000   7.200%, 02/01/07..............        42,120
     40,000   7.750%, 01/15/27..............        40,898

Principal
Amount                                           Value
----------------------------------------------------------
$    25,000   American Cellular Corp.
              10.000%, 08/01/11.............  $     21,563
              American Express Co.
     20,000   3.750%, 11/20/07..............        19,938
     50,000   4.750%, 06/17/09..............        50,692
     60,000   5.500%, 09/12/06..............        62,814
    100,000   American Express Credit Corp.
              3.000%, 05/16/08..............        96,266
    125,000   American General Finance Corp.
              2.750%, 06/15/08..............       118,127
     50,000   American Re Corp.
              7.450%, 12/15/26..............        53,030
    140,000   American Tower Corp.
              9.375%, 02/01/09..............       149,450
    115,000   American Tower Escrow Corp.(g)
              0.000%, 08/01/08..............        83,950
              Amkor Technology, Inc.
     75,000   7.125%, 03/15/11(a)#..........        70,313
     50,000   10.500%, 05/01/09.............        52,500
     50,000   AmSouth Bank NA#
              4.850%, 04/01/13..............        48,218
    100,000   Anadarko Finance Co.#
              7.500%, 05/01/31..............       113,860
     15,000   Anadarko Petroleum Corp.
              5.375%, 03/01/07..............        15,667
    125,000   Anchor Glass Container Corp.
              11.000%, 02/15/13.............       142,969
    100,000   Anheuser-Busch Cos., Inc.
              9.000%, 12/01/09..............       121,560
     25,000   Anthem, Inc.
              6.800%, 08/01/12..............        27,437
              AOL Time Warner, Inc.
    200,000   6.750%, 04/15/11..............       215,399
  1,770,000   7.625%, 04/15/31..............     1,915,389
  1,030,000   7.700%, 05/01/32..............     1,125,193
     25,000   Apache Corp.#
              6.250%, 04/15/12..............        27,191

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$    50,000   Appalachian Power Co.
              4.800%, 06/15/05..............  $     50,988
     50,000   Applica, Inc.
              10.000%, 07/31/08.............        50,500
    100,000   Applied Extrusion
              Technologies, Inc.#
              10.750%, 07/01/11.............        65,000
    100,000   Aramark Services, Inc.
              7.000%, 05/01/07..............       107,944
     20,000   Arch Capital Group Ltd.
              7.350%, 05/01/34..............        20,132
     50,000   Archstone-Smith Operating
              Trust REIT
              3.000%, 06/15/08..............        47,530
              Arizona Public Service
     25,000   5.800%, 06/30/14..............        25,024
     50,000   6.500%, 03/01/12..............        53,416
  1,254,000   AT&T Broadband
              8.375%, 03/15/13..............     1,472,127
              AT&T Corp.
     67,000   6.000%, 03/15/09..............        63,815
     50,000   8.050%, 11/15/11..............        51,336
    110,000   8.750%, 11/15/31..............       107,373
              AT&T Wireless Services, Inc.
    100,000   7.350%, 03/01/06..............       106,710
    200,000   7.875%, 03/01/11..............       227,493
    195,000   8.125%, 05/01/12..............       225,449
    900,000   8.750%, 03/01/31..............     1,097,252
    100,000   Athena Neurosciences Finance
              LLC
              7.250%, 02/21/08..............        99,500
     30,000   Atmos Energy Corp.
              5.125%, 01/15/13..............        29,010
              Autozone, Inc.
     50,000   5.500%, 11/15/15..............        47,879
     20,000   5.875%, 10/15/12..............        20,305
     50,000   AvalonBay Communities, Inc.
              REIT
              6.125%, 11/01/12..............        51,676

Principal
Amount                                           Value
----------------------------------------------------------
$    20,000   Avon Products, Inc.
              4.200%, 07/15/18..............  $     17,481
              Bank of America Corp.
     50,000   3.375%, 02/17/09..............        48,023
     50,000   3.875%, 01/15/08..............        49,919
     50,000   4.750%, 10/15/06..............        51,610
    500,000   4.750%, 08/15/13#.............       477,350
  1,350,000   4.875%, 09/15/12#.............     1,315,387
    100,000   5.125%, 11/15/14#.............        97,070
    600,000   5.250%, 02/01/07..............       625,971
     25,000   5.375%, 06/15/14..............        24,778
    200,000   6.800%, 03/15/28..............       211,432
              Bank of New York Co., Inc.
     50,000   3.900%, 09/01/07..............        50,464
     10,000   5.200%, 07/01/07..............        10,440
              Bank One Corp.
    300,000   5.250%, 01/30/13..............       295,078
    300,000   7.625%, 08/01/05..............       315,790
    300,000   7.875%, 08/01/10..............       346,997
     50,000   BB&T Corp.
              4.750%, 10/01/12..............        48,088
              Bear Stearns Cos., Inc.
     25,000   2.875%, 07/02/08..............        23,697
     25,000   4.500%, 10/28/10..............        24,509
     10,000   4.650%, 07/02/18..............         8,760
     50,000   5.700%, 11/15/14..............        50,156
    200,000   5.700%, 01/15/07#.............       210,377
              Bellsouth Corp.
    200,000   5.000%, 10/15/06..............       207,170
     25,000   6.550%, 06/15/34..............        24,920
    200,000   Bellsouth Telecommunications#
              6.375%, 06/01/28..............       197,832
    800,000   Beneficial Corp.
              6.750%, 07/20/04..............       801,414
     50,000   Berkshire Hathaway, Inc.(a)
              3.375%, 10/15/08..............        48,564

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$   200,000   Berry Plastics Corp.
              10.750%, 07/15/12.............  $    222,000
    175,000   Blount, Inc.
              13.000%, 08/01/09.............       187,469
              Boeing Capital Corp.
    400,000   5.650%, 05/15/06..............       420,300
     65,000   5.800%, 01/15/13#.............        66,936
     70,000   6.500%, 02/15/12#.............        75,434
    900,000   Boston Properties, Inc. REIT
              6.250%, 01/15/13..............       943,903
     25,000   Boston Scientific Corp.
              5.450%, 06/15/14..............        25,152
    100,000   Bottling Group, LLC
              4.625%, 11/15/12..............        97,192
    225,000   Bowater, Inc.
              9.500%, 10/15/12..............       248,863
    150,000   Boyd Gaming Corp.(a)
              6.750%, 04/15/14..............       141,375
    100,000   Brand Services, Inc.
              12.000%, 10/15/12.............       114,000
              Bristol-Myers Squibb Co.
    170,000   4.750%, 10/01/06..............       175,147
    540,000   5.250%, 08/15/13(a)...........       537,268
     70,000   5.750%, 10/01/11..............        72,939
    150,000   BRL Universal Equipment 2001 A
              LP
              8.875%, 02/15/08..............       160,687
     20,000   Brown-Forman Corp.
              3.000%, 03/15/08..............        19,328
     25,000   Buckeye Partners
              4.625%, 07/15/13..............        23,041
    100,000   Buckeye Technologies, Inc.#
              9.250%, 09/15/08..............        98,000
     15,000   Bunge Ltd. Finance Corp.
              5.875%, 05/15/13..............        15,060
              Burlington Northern Santa Fe
              Corp.
    100,000   7.000%, 12/15/25..............       107,063

Principal
Amount                                           Value
----------------------------------------------------------
$   175,000   7.125%, 12/15/10..............  $    195,508
    250,000   Cablevision Systems New York
              Group(a) (e)
              5.670%, 10/01/04..............       256,250
    125,000   Cadmus Communications Corp.(a)
              8.375%, 06/15/14..............       125,000
              Calpine Corp.
     66,000   7.750%, 04/15/09..............        41,910
    125,000   7.875%, 04/01/08#.............        81,250
    175,000   8.500%, 07/15/10(a)...........       144,812
     75,000   Campbell Soup Co.
              5.000%, 12/03/12..............        74,337
              Capital One Bank
     50,000   4.875%, 05/15/08..............        50,538
     25,000   5.000%, 06/15/09..............        25,072
     10,000   5.125%, 02/15/14..............         9,462
    100,000   6.875%, 02/01/06..............       105,474
              Cardinal Health, Inc.#
     10,000   4.000%, 06/15/15..............         8,779
     50,000   6.750%, 02/15/11..............        55,151
     25,000   Case New Holland, Inc.(a)
              9.250%, 08/01/11..............        26,250
              Caterpillar Financial Services
              Corp.
    100,000   2.700%, 07/15/08..............        94,642
     50,000   3.100%, 05/15/07..............        49,377
    150,000   Caterpillar, Inc.
              6.950%, 05/01/42..............       167,280
    150,000   Cendant Corp.
              7.375%, 01/15/13..............       167,312
     50,000   Centerpoint Energy Houston#
              5.750%, 01/15/14..............        50,779
    100,000   Centex Corp.
              5.125%, 10/01/13..............        94,397
     40,000   CenturyTel, Inc.#
              7.875%, 08/15/12..............        44,304

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$    75,000   Charter Communications
              Holdings, LLC/ Charter
              Communications Holdings Cap
              Corp.
              8.625%, 04/01/09#.............  $     59,812
    730,000   11.750%,
              01/15/05-01/15/06(h)..........       531,575
     50,000   12.125%, 01/15/07(h)..........        29,750
     50,000   Charter One Bank FSB
              6.375%, 05/15/12..............        53,325
    100,000   ChevronTexaco Capital Co.
              3.500%, 09/17/07..............        99,885
    200,000   Cincinnati Bell, Inc.#
              8.375%, 01/15/14..............       178,000
     20,000   Cincinnati Gas & Electric
              5.700%, 09/15/12..............        20,448
    150,000   Cinemark, Inc.(a) (h)
              9.750%, 03/15/09..............        97,875
     30,000   Cingular Wireless LLC
              6.500%, 12/15/11..............        32,043
     30,000   Cingular Wireless LLC#
              5.625%, 12/15/06..............        31,363
              CIT Group, Inc.
     50,000   2.875%, 09/29/06..............        49,345
     50,000   3.875%, 11/03/08#.............        48,858
    650,000   6.500%, 02/07/06..............       684,798
     75,000   7.375%, 04/02/07..............        82,053
  1,225,000   7.750%, 04/02/12..............     1,397,053
              Citizens Communications Co.
     20,000   7.625%, 08/15/08..............        20,646
     20,000   9.000%, 08/15/31..............        19,284
     50,000   9.250%, 05/15/11..............        52,260
              Clear Channel Communications,
              Inc.
     50,000   4.250%, 05/15/09..............        48,799
     25,000   5.000%, 03/15/12..............        24,323
     20,000   5.750%, 01/15/13..............        20,111
     80,000   6.000%, 11/01/06..............        83,976

Principal
Amount                                           Value
----------------------------------------------------------
$    10,000   Cleveland Electric
              Illumination(a)
              5.650%, 12/15/13..............  $      9,731
              Coca-Cola Enterprises, Inc.
     25,000   2.500%, 09/15/06..............        24,631
     25,000   4.250%, 09/15/10..............        24,614
    300,000   8.500%, 02/01/22..............       379,592
              Cole National Group
    150,000   8.625%, 08/15/07..............       151,500
     75,000   8.875%, 05/15/12..............        80,062
     50,000   Commerce Group, Inc.
              5.950%, 12/09/13..............        49,748
    100,000   Compass Minerals Group, Inc.
              10.000%, 08/15/11.............       111,000
     50,000   Computer Sciences Corp.
              6.750%, 06/15/06..............        53,293
              ConAgra Foods, Inc.
     25,000   6.000%, 09/15/06..............        26,305
    275,000   6.750%, 09/15/11..............       301,316
              Conoco Funding Co.
     50,000   5.450%, 10/15/06#.............        52,337
    630,000   6.350%, 10/15/11..............       685,477
     65,000   7.250%, 10/15/31..............        74,200
    800,000   Conoco, Inc.#
              6.950%, 04/15/29..............       880,758
    370,000   ConocoPhillips
              4.750%, 10/15/12..............       361,563
              Consolidated Edison Co. of New
              York
     50,000   4.700%, 06/15/09..............        50,661
     70,000   6.450%, 12/01/07..............        75,638
     25,000   Consolidated Rail Corp.
              9.750%, 06/15/20..............        33,553
              Constellation Energy Group, Inc.
     75,000   6.350%, 04/01/07..............        79,771
     15,000   7.600%, 04/01/32..............        16,559

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
              Consumers Energy Co.
$    20,000   4.000%, 05/15/10..............  $     18,935
     25,000   4.250%, 04/15/08..............        24,776
     25,000   5.375%, 04/15/13..............        24,481
              Continental Airlines, Inc.
    104,256   6.541%, 09/15/08..............        89,862
    295,468   6.545%, 02/02/19..............       276,478
     25,000   7.250%, 11/01/05..............        21,310
     30,000   Coors Brewing Co.#
              6.375%, 05/15/12..............        32,136
     25,000   Costco Wholesale Corp.
              5.500%, 03/15/07..............        26,263
  1,650,000   Countrywide Funding Corp.
              4.000%, 03/22/11..............     1,538,955
              Countrywide Home Loans, Inc.
     25,000   3.500%, 12/19/05..............        25,197
     25,000   4.250%, 12/19/07..............        25,249
    250,000   5.500%, 08/01/06..............       260,536
              COX Communications, Inc.
    680,000   7.125%, 10/01/12..............       745,247
  1,000,000   7.750%, 11/01/10..............     1,133,573
              Credit Suisse First Boston
              USA, Inc.
    100,000   4.700%, 06/01/09..............       100,294
    400,000   5.750%, 04/15/07..............       421,473
    150,000   6.125%, 11/15/11..............       157,879
    175,000   Crown Castle International
              Corp.
              9.375%, 08/01/11..............       192,500
    100,000   CSX Corp.
              7.950%, 05/01/27..............       116,054
     25,000   CVS Corp.
              3.875%, 11/01/07..............        25,020
              DaimlerChrysler NA Holding
              Corp.
    530,000   4.050%, 06/04/08#.............       519,678
     40,000   6.500%, 11/15/13..............        41,010
     90,000   7.300%, 01/15/12..............        98,231
    600,000   7.750%, 01/18/11..............       670,560

Principal
Amount                                           Value
----------------------------------------------------------
$    20,000   Dayton Power & Light Co.(a)
              5.125%, 10/01/13..............  $     19,089
     30,000   Deere & Co.#
              6.950%, 04/25/14..............        33,817
    125,000   Del Monte Corp.
              8.625%, 12/15/12..............       134,688
              Delphi Corp.
     25,000   6.500%, 08/15/13..............        25,444
     50,000   6.550%, 06/15/06..............        52,557
              Delta Air Lines, Inc.
     25,000   6.417%, 07/02/12..............        25,859
    909,728   6.718%, 01/02/23..............       936,956
     20,000   Deluxe Corp.
              5.000%, 12/15/12..............        19,371
              Deutsche Bank Financial, Inc.
     50,000   6.700%, 12/13/06..............        53,880
     50,000   7.500%, 04/25/09..............        56,332
              Devon Energy Corp.
    100,000   2.750%, 08/01/06..............        98,537
    620,000   7.950%, 04/15/32#.............       716,153
    800,000   Devon Financing Corp. ULC#
              6.875%, 09/30/11..............       870,926
     50,000   Dex Media East LLC/Dex Media
              East Finance Co.
              9.875%, 11/15/09..............        56,125
    100,000   Dex Media West LLC
              9.875%, 08/15/13..............       109,750
    250,000   Dex Media, Inc.(a) (h)#
              9.000%, 11/15/08..............       161,250
    150,000   Direct TV Holdings/Finance
              8.375%, 03/15/13..............       165,937
    175,000   Doane Pet Care Co.#
              10.750%, 03/01/10.............       184,625
              Dominion Resources, Inc.
     50,000   4.125%, 02/15/08..............        49,925
    220,000   5.125%, 12/15/09#.............       222,762
     65,000   5.250%, 08/01/33#.............        62,020

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
              Dominion Resources, Inc.
$   240,000   5.700%, 09/17/12#.............  $    244,109
     15,000   6.750%, 12/15/32..............        15,067
    200,000   Dow Chemical Co.
              6.125%, 02/01/11..............       211,591
    100,000   DTE Energy Co.
              6.450%, 06/01/06..............       105,173
              Duke Capital Corp.#
    100,000   6.250%, 02/15/13..............       101,384
     50,000   6.750%, 02/15/32..............        47,969
              Duke Energy Corp.
  1,150,000   4.200%, 10/01/08..............     1,129,850
    100,000   5.300%, 10/01/15..............        96,568
    220,000   5.625%, 11/30/12..............       219,376
     50,000   Duke Energy Field Services LLC
              7.875%, 08/16/10..............        56,983
  3,210,000   Dynegy Holdings, Inc.#
              8.750%, 02/15/12..............     3,049,500
    300,000   Dynegy Holdings, Inc.(a)
              9.875%, 07/15/10..............       322,500
              E.I. Du Pont De Nemours
     50,000   4.125%, 04/30/10..............        49,135
     30,000   4.875%, 04/30/14..............        29,256
     45,000   Eastman Chemical Co.
              7.000%, 04/15/12..............        49,336
    250,000   Edison Mission Energy#
              9.875%, 04/15/11..............       260,625
              El Paso Corp.
    690,000   7.800%, 08/01/31..............       553,725
    560,000   7.750%, 01/15/32#.............       449,400
    350,000   7.875%, 06/15/12#.............       314,125
    220,000   El Paso Natural Gas
              8.375%, 06/15/32..............       210,100
              Electronic Data Systems Corp.
    130,000   6.000%, 08/01/13..............       124,161
    555,000   7.125%, 10/15/09#.............       580,793
     20,000   7.450%, 10/15/29..............        19,631

Principal
Amount                                           Value
----------------------------------------------------------
$   125,000   Emerson Electric Co.
              4.500%, 05/01/13..............  $    119,290
     30,000   Energy East Corp.
              6.750%, 06/15/12..............        32,252
  1,875,000   Entergy Gulf States, Inc.
              6.200%, 07/01/33..............     1,729,138
              EOP Operating LP
    200,000   7.750%, 11/15/07..............       221,956
     50,000   7.875%, 07/15/31..............        55,801
     20,000   Equifax, Inc.
              4.950%, 11/01/07..............        20,637
    125,000   Equinox Holdings, Inc.(a)#
              9.000%, 12/15/09..............       124,375
     25,000   ERP Operating LP
              4.750%, 06/15/09..............        25,027
    200,000   Exelon Generation Co. LLC#
              6.950%, 06/15/11..............       218,986
    125,000   Extendicare Health Services,
              Inc.#
              9.500%, 07/01/10..............       138,750
    175,000   Eye Care Centers of America
              9.125%, 05/01/08..............       176,750
     85,000   Federated Department Stores
              6.625%, 04/01/11..............        92,138
              FedEx Corp.
     25,000   2.650%, 04/01/07(a)...........        24,277
     25,000   3.500%, 04/01/09(a)...........        23,995
     50,000   7.250%, 02/15/11..............        56,099
     81,000   Felcor Lodging LP REIT#
              10.000%, 09/15/08.............        85,455
    800,000   Financing Corp. Fico(g)
              0.000%, 11/30/17..............       375,568
     25,000   Fifth Third Bancorp
              4.500%, 06/01/18..............        22,307
    150,000   First Data Corp.
              3.375%, 08/01/08..............       146,189
    200,000   First Union Institutional
              Capital I
              8.040%, 12/01/26..............       219,143

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$ 1,500,000   First Union-Lehman Brothers-
              Bank of America
              6.560%, 11/18/35..............  $  1,618,609
              FirstEnergy Corp.
    180,000   5.500%, 11/15/06..............       186,214
     25,000   6.450%, 11/15/11..............        25,919
  1,230,000   7.375%, 11/15/31..............     1,282,008
    400,000   FleetBoston Financial Corp.
              7.250%, 09/15/05..............       421,516
  1,475,000   Florida Power & Light Co.#
              5.625%, 04/01/34..............     1,391,935
     50,000   Florida Power Corp.
              4.800%, 03/01/13..............        48,290
    125,000   Flowserve Corp.#
              12.250%, 08/15/10.............       141,563
    125,000   FMC Corp.
              7.750%, 07/01/11..............       131,250
    600,000   Ford Motor Co.
              7.450%, 07/16/31..............       571,932
              Ford Motor Credit Co.
    100,000   5.625%, 10/01/08..............       100,869
    450,000   5.800%, 01/12/09..............       454,230
  2,420,000   6.875%, 02/01/06..............     2,538,331
  1,065,000   7.000%, 10/01/13#.............     1,075,081
    550,000   7.250%, 10/25/11#.............       574,360
    850,000   7.375%, 10/28/09-02/01/11.....       902,906
  1,580,000   7.875%, 06/15/10..............     1,719,140
     25,000   Fortune Brands, Inc.
              4.875%, 12/01/13..............        24,419
     50,000   FPL Group Capital, Inc.
              7.625%, 09/15/06..............        54,513
     20,000   Franklin Resources, Inc.
              3.700%, 04/15/08..............        19,691
     15,000   Fund American Cos., Inc.
              5.875%, 05/15/13..............        14,968
              Gannett Co., Inc.
     25,000   5.500%, 04/01/07..............        26,305
     10,000   6.375%, 04/01/12..............        10,917

Principal
Amount                                           Value
----------------------------------------------------------
              General Dynamics Corp.
$    50,000   2.125%, 05/15/06..............  $     49,182
     50,000   3.000%, 05/15/08..............        48,272
     50,000   4.250%, 05/15/13..............        46,592
     25,000   4.500%, 08/15/10..............        24,882
     25,000   5.375%, 08/15/15#.............        25,009
              General Electric Capital Corp.
     50,000   3.125%, 04/01/09#.............        47,471
    250,000   3.500%, 12/05/07-05/01/08.....       247,324
    200,000   4.250%, 01/15/08..............       202,505
    775,000   5.450%, 01/15/13#.............       785,776
  1,925,000   6.000%, 06/15/12#.............     2,031,429
    150,000   6.750%, 03/15/32..............       161,252
    500,000   7.375%, 01/19/10#.............       570,765
    460,000   General Electric Co.
              5.000%, 02/01/13..............       452,720
              General Mills, Inc.
     50,000   2.625%, 10/24/06..............        48,922
     50,000   5.125%, 02/15/07..............        51,910
     50,000   6.000%, 02/15/12..............        52,356
              General Motors Acceptance
              Corp.
    100,000   4.375%, 12/10/07..............        98,587
    150,000   4.500%, 07/15/06..............       151,600
     20,000   5.625%, 05/15/09..............        19,960
  1,575,000   6.125%, 09/15/06-02/01/07.....     1,641,316
    400,000   6.150%, 04/05/07..............       417,722
  1,550,000   6.875%, 09/15/11..............     1,589,210
    100,000   7.500%, 07/15/05..............       104,462
    300,000   8.000%, 11/01/31..............       307,376
              General Motors Corp.
    390,000   7.125%, 07/15/13#.............       400,549
    250,000   8.375%, 07/15/33..............       264,623
    150,000   Genesis Healthcare Corp.(a)
              8.000%, 10/15/13..............       153,000

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
              Genworth Financial, Inc.
$    20,000   5.750%, 06/15/14..............  $     20,197
     10,000   6.500%, 06/15/34..............        10,066
     25,000   Georgia Power Co.
              4.875%, 07/15/07..............        25,780
     50,000   Gillette Co.
              2.500%, 06/01/08..............        47,591
     20,000   GlaxoSmithKline Capital, Inc.
              5.375%, 04/15/34..............        18,196
     80,000   Goldman Sachs Capital I
              6.345%, 02/15/34..............        75,126
              Goldman Sachs Group, Inc.
    100,000   4.125%, 01/15/08..............       100,303
     50,000   4.750%, 07/15/13..............        46,970
    250,000   5.150%, 01/15/14#.............       240,080
    100,000   6.125%, 02/15/33..............        94,375
    400,000   6.875%, 01/15/11..............       439,108
     25,000   Goodrich Corp.
              7.625%, 12/15/12..............        28,135
     25,000   Greenpoint Financial Corp.
              3.200%, 06/06/08..............        24,056
              GTE Corp.#
  1,550,000   6.940%, 04/15/28..............     1,581,815
     48,000   7.510%, 04/01/09..............        53,687
     50,000   Halliburton Co.
              5.500%, 10/15/10..............        50,585
              Hanover Compressor Co.
    125,000   0.000%, 03/31/07(g)...........        98,750
    150,000   8.625%, 12/15/10..............       155,250
              Harrahs Operating Co., Inc.
     25,000   5.375%, 12/15/13..............        23,593
     75,000   5.500%, 07/01/10(a)...........        75,375
     20,000   Hartford Life, Inc.
              7.375%, 03/01/31..............        22,928
     20,000   Health Care, Inc. REIT
              6.000%, 11/15/13..............        19,696
     15,000   Healthcare Realty Trust, Inc.
              5.125%, 04/01/14..............        13,960

Principal
Amount                                           Value
----------------------------------------------------------
              Hertz Corp.
$    20,000   4.700%, 10/02/06..............  $     20,218
     50,000   6.350%, 06/15/10..............        50,452
     25,000   7.625%, 06/01/12..............        26,390
     30,000   Hewlett-Packard Co.
              5.500%, 07/01/07..............        31,565
     25,000   Hillenbrand Industries, Inc.
              4.500%, 06/15/09..............        25,054
    100,000   Hollinger Participation
              Trust(a)
              12.125%, 11/15/10.............       116,500
    275,000   Home Interiors & Gifts, Inc.
              10.125%, 06/01/08.............       272,250
    100,000   Honeywell International, Inc.
              7.500%, 03/01/10..............       114,389
              Hospira, Inc.(a)
     10,000   4.950%, 06/15/09..............        10,056
     10,000   5.900%, 06/15/14..............        10,090
     80,000   Host Marriott Corp. REIT
              7.875%, 08/01/08..............        82,000
     50,000   Host Marriott LP REIT
              8.375%, 02/15/06..............        52,750
    100,000   Houghton Mifflin Co.(h)#
              11.500%, 10/15/08.............        53,125
              Household Finance Corp.
    430,000   6.375%, 11/27/12..............       455,921
     30,000   6.400%, 06/17/08..............        32,272
  1,335,000   6.750%, 05/15/11..............     1,458,890
     20,000   7.000%, 05/15/12..............        22,093
     15,000   7.350%, 11/27/32..............        16,939
  1,150,000   Humana, Inc.
              6.300%, 08/01/18..............     1,137,271
    225,000   Huntsman International LLC
              9.875%, 03/01/09..............       243,000
    100,000   Icon Health & Fitness
              11.250%, 04/01/12.............       109,000
     75,000   IMCO Recycling, Inc.
              10.375%, 10/15/10.............        81,000

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$    50,000   Indiana Michigan Power Co.
              6.125%, 12/15/06..............  $     52,900
    100,000   InSight Health Services Corp.#
              9.875%, 11/01/11..............       107,000
    150,000   Insight Midwest LP/Insight
              Capital, Inc.
              10.500%, 11/01/10.............       163,500
     20,000   InterActiveCorp
              7.000%, 01/15/13..............        21,568
              International Business
              Machines Corp.
     30,000   4.375%, 06/01/09..............        30,089
    100,000   6.220%, 08/01/27..............       101,928
    200,000   6.500%, 01/15/28..............       210,952
    200,000   7.500%, 06/15/13#.............       233,488
              International Lease Finance
              Corp.
     50,000   3.750%, 06/30/09#.............        49,412
    325,000   5.750%, 02/15/07..............       343,075
  1,275,000   4.375%, 11/01/09..............     1,252,988
              International Paper Co.
    125,000   4.250%, 01/15/09..............       122,879
     95,000   5.500%, 01/15/14#.............        93,002
     25,000   5.850%, 10/30/12#.............        25,392
    150,000   6.750%, 09/01/11..............       162,579
    175,000   Isle Capri Casinos, Inc.(a)
              7.000%, 03/01/14..............       162,312
    175,000   ISP Chemco, Inc.
              10.250%, 07/01/11.............       194,687
    100,000   Ispat Inland ULC(a)
              9.750%, 04/01/14..............       103,000
     25,000   Jefferies Group, Inc.
              5.500%, 03/15/16..............        23,917
     20,000   Jersey Central Power &
              Light(a)
              5.625%, 05/01/16..............        19,690
              John Deere Capital Corp.
     20,000   3.900%, 01/15/08..............        19,990
     15,000   4.500%, 08/22/07..............        15,324

Principal
Amount                                           Value
----------------------------------------------------------
$    75,000   5.125%, 10/19/06..............  $     77,807
    100,000   7.000%, 03/15/12..............       111,911
    470,000   John Deere Capital Corp.#
              5.100%, 01/15/13..............       466,732
    175,000   John Q Hammons Hotels
              LP/John Q Hammons Hotels
              Finance Corp. III
              8.875%, 05/15/12..............       189,875
              JP Morgan Chase & Co.
     20,000   3.625%, 05/01/08..............        19,779
    100,000   4.000%, 02/01/08..............       100,023
     30,000   5.250%, 05/01/15..............        28,856
    300,000   6.000%, 01/15/09..............       318,246
  1,310,000   6.625%, 03/15/12..............     1,416,512
    300,000   6.750%, 02/01/11..............       326,972
    400,000   Kellogg Co.
              6.600%, 04/01/11..............       438,747
              Kerr-McGee Corp.
     20,000   5.875%, 09/15/06..............        20,910
     20,000   6.875%, 09/15/11..............        21,515
     30,000   6.950%, 07/01/24..............        29,903
     20,000   7.875%, 09/15/31..............        22,060
    100,000   Kerzner International Ltd.
              8.875%, 08/15/11..............       106,750
    100,000   Key Energy Services, Inc.
              8.375%, 03/01/08..............       103,500
    250,000   KeyBank National Association
              7.000%, 02/01/11..............       274,834
     50,000   KeyBank National Association#
              5.800%, 07/01/14..............        50,448
     50,000   Keycorp
              2.750%, 02/27/07..............        48,836
    200,000   KeySpan Corp.
              7.625%, 11/15/10..............       230,061
    100,000   KFW International Finance
              2.500%, 10/17/05..............       100,050
     45,000   Kimberly-Clark Corp.
              5.625%, 02/15/12..............        47,166

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
              Kinder Morgan Energy Partners
$    50,000   5.000%, 12/15/13#.............  $     47,018
     85,000   6.750%, 03/15/11..............        91,551
              Kinder Morgan, Inc.
     40,000   6.500%, 09/01/12..............        42,381
     20,000   7.250%, 03/01/28..............        21,259
    250,000   Kinetek, Inc.
              10.750%, 11/15/06.............       212,500
              Kraft Foods, Inc.
     25,000   4.000%, 10/01/08..............        24,635
    100,000   4.625%, 11/01/06..............       102,394
     25,000   5.250%, 10/01/13..............        24,356
    150,000   5.625%, 11/01/11..............       152,594
  1,550,000   6.500%, 11/01/31..............     1,565,695
              Kroger Co.
    200,000   6.750%, 04/15/12..............       216,666
    100,000   6.800%, 12/15/18#.............       105,862
    200,000   L-3 Communications Corp.
              7.625%, 06/15/12..............       211,000
    300,000   Landesbank Baden-
              Wuerttemberg/New York
              6.350%, 04/01/12..............       328,868
              Lehman Brothers Holdings, Inc.
    150,000   3.500%, 08/07/08..............       145,438
    600,000   4.000%, 01/22/08#.............       598,794
    300,000   7.000%, 02/01/08..............       328,765
    130,000   Lenfest Communications, Inc.
              8.375%, 11/01/05..............       138,863
    200,000   Leslie's Poolmart, Inc.
              10.375%, 07/15/08.............       204,000
              Levi Strauss & Co.#
     75,000   7.000%, 11/01/06..............        70,031
    145,000   11.625%, 01/15/08.............       142,100
              Liberty Media Corp.
     50,000   3.500%, 09/25/06..............        49,909
     40,000   3.750%, 02/15/30..............        26,150
    100,000   8.250%, 02/01/30..............       113,936

Principal
Amount                                           Value
----------------------------------------------------------
$   685,000   Liberty Media Corp.(e)
              3.020%, 09/15/04..............  $    697,693
              Limited Brands
     25,000   6.125%, 12/01/12..............        26,210
    900,000   6.950%, 03/01/33..............       942,582
    300,000   Lockheed Martin Corp.
              8.500%, 12/01/29..............       376,308
     25,000   Loews Corp.
              5.250%, 03/15/16..............        23,299
     50,000   Lowe's Cos., Inc.
              8.250%, 06/01/10..............        59,381
    350,000   Lucent Technologies, Inc.#
              6.450%, 03/15/29..............       270,375
              Lyondell Chemical Co.
     75,000   9.500%, 12/15/08..............        78,187
    100,000   11.125%, 07/15/12#............       110,750
    200,000   Magnum Hunter Resources, Inc.
              9.600%, 03/15/12..............       220,000
    100,000   Mail Well I Corp.#
              9.625%, 03/15/12..............       107,500
     10,000   Marathon Oil Corp.
              6.125%, 03/15/12..............        10,551
    100,000   Marsh & McLennan Cos., Inc.
              3.625%, 02/15/08..............        98,630
              Marshall & Ilsley Bank
     25,000   4.125%, 09/04/07..............        25,478
     25,000   5.250%, 09/04/12..............        25,505
     50,000   Masco Corp.
              5.875%, 07/15/12..............        51,930
     30,000   May Department Stores Co.
              8.750%, 05/15/29..............        36,972
     30,000   MBNA America Bank
              7.125%, 11/15/12..............        33,081
              MBNA Corp.
  1,150,000   4.625%, 09/15/08..............     1,153,690
    100,000   6.125%, 03/01/13..............       103,276
     15,000   7.500%, 03/15/12..............        17,006

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$    20,000   McDonald's Corp.
              5.750%, 03/01/12..............  $     20,868
              MeadWestvaco Corp.
     50,000   6.800%, 11/15/32..............        49,475
    270,000   6.850%, 04/01/12..............       289,633
    125,000   Mediacom Broadband LLC#
              11.000%, 07/15/13.............       133,125
     50,000   Medical Device Manufacturing,
              Inc.(a)
              10.000%, 07/15/12.............        51,000
    150,000   Mellon Funding Corp.
              4.875%, 06/15/07..............       155,511
              Merrill Lynch & Co., Inc.
    295,000   3.375%, 09/14/07..............       292,042
     25,000   4.000%, 11/15/07..............        25,065
     50,000   5.000%, 02/03/14..............        48,048
    100,000   6.000%, 02/17/09..............       106,299
    300,000   6.875%, 11/15/18..............       326,507
              MetLife, Inc.
     50,000   5.250%, 12/01/06#.............        51,851
     50,000   6.375%, 06/15/34..............        50,236
     15,000   Metropolitan Edison Co.(a)
              4.875%, 04/01/14..............        13,981
     50,000   MidAmerican Energy Co.
              6.750%, 12/30/31..............        53,579
              MidAmerican Energy Holdings
              Co.
     80,000   3.500%, 05/15/08..............        77,168
     50,000   5.000%, 02/15/14..............        46,952
    150,000   Millennium America, Inc.#
              9.250%, 06/15/08..............       161,250
              Mirant Americas Generation LLC
    100,000   7.625%, 05/01/06..............        75,750
    125,000   9.125%, 05/01/31..............        93,750
              Morgan Stanley
     75,000   4.750%, 04/01/14..............        69,196
    540,000   5.300%, 03/01/13#.............       531,383

Principal
Amount                                           Value
----------------------------------------------------------
$    25,000   5.800%, 04/01/07..............  $     26,436
    700,000   6.100%, 04/15/06..............       736,464
  1,400,000   6.600%, 04/01/12..............     1,507,190
     25,000   7.250%, 04/01/32..............        27,852
    200,000   Motorola, Inc.
              6.750%, 02/01/06..............       210,312
    125,000   Mueller Group, Inc.(a)
              10.000%, 05/01/12.............       130,000
     25,000   Murphy Oil Corp.
              6.375%, 05/01/12..............        26,701
     50,000   Muzak LLC/Muzak Finance Corp.
              10.000%, 02/15/09.............        44,000
  2,000,000   Nabisco, Inc.#
              6.850%, 06/15/05..............     2,067,796
     10,000   Nabors Industries, Inc.
              5.375%, 08/15/12..............        10,061
     50,000   Nash Finch Co.#
              8.500%, 05/01/08..............        49,813
              National City Bank
     25,000   3.300%, 05/15/07..............        24,821
     50,000   4.250%, 07/01/18..............        42,987
              National Fuel Gas Co.
     25,000   5.250%, 03/01/13..............        24,719
     10,000   National Rural Utilities
              4.375%, 10/01/10..............         9,821
              National Rural Utilities
              Cooperative Finance
     10,000   4.750%, 03/01/14..............         9,605
    205,000   6.500%, 03/01/07..............       219,912
     30,000   7.250%, 03/01/12#.............        34,068
     70,000   8.000%, 03/01/32#.............        86,406
    150,000   Newark Group, Inc.(a)
              9.750%, 03/15/14..............       143,625
              Newell Rubbermaid, Inc.
     25,000   6.000%, 03/15/07#.............        26,309
     25,000   6.750%, 03/15/12..............        27,333

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$    25,000   News America Holdings
              8.000%, 10/17/16..............  $     29,550
    320,000   News America, Inc.#
              6.625%, 01/09/08..............       346,061
    275,000   Nextel Communications, Inc.
              7.375%, 08/01/15..............       277,750
    250,000   Nextmedia Operating, Inc.#
              10.750%, 07/01/11.............       279,062
  3,050,000   Niagara Mohawk Power Corp.
              7.750%, 05/15/06-10/01/08.....     3,343,585
              Nisource Finance Corp.
     50,000   5.400%, 07/15/14..............        48,591
     70,000   7.625%, 11/15/05..............        74,256
     75,000   NMHG Holding Co.
              10.000%, 05/15/09.............        82,500
    150,000   Northrop Grumman Corp.
              7.750%, 02/15/31..............       174,475
    350,000   NRG Energy, Inc.(a)
              8.000%, 12/15/13..............       353,500
     30,000   Nucor Corp.
              4.875%, 10/01/12..............        29,078
    100,000   Occidental Petroleum Corp.
              6.750%, 01/15/12..............       110,134
     20,000   Ocean Energy, Inc.
              4.375%, 10/01/07..............        20,245
    200,000   Oil Insurance Ltd(a) (c) (e)
              5.150%, 08/15/08..............       200,289
              Oncor Electric Delivery Co.
    390,000   6.375%, 01/15/15..............       410,709
    160,000   7.000%, 09/01/22-05/01/32.....       171,746
     50,000   Pacific Bell#
              7.125%, 03/15/26..............        53,395
              Pacific Gas & Electric Co.
    230,000   1.810%, 07/05/04(e)...........       230,139
     15,000   3.600%, 03/01/09(e)...........        14,439
     20,000   4.200%, 03/01/11..............        19,044
     25,000   4.800%, 03/01/14..............        23,688
    365,000   6.050%, 03/01/34..............       343,303

Principal
Amount                                           Value
----------------------------------------------------------
$    50,000   Park Place Entertainment
              Corp.#
              8.875%, 09/15/08..............  $     54,250
     50,000   Peco Energy Co.
              3.500%, 05/01/08..............        49,053
              Pemex Project Funding Master
              Trust
    100,000   7.375%, 12/15/14..............       102,000
    200,000   8.500%, 02/15/08..............       220,000
    250,000   8.625%, 02/01/22..............       260,000
     10,000   PepsiAmericas, Inc.
              3.875%, 09/12/07..............        10,081
    100,000   Petco Animal Supplies, Inc.
              10.750%, 11/01/11.............       112,000
              Pfizer, Inc.
     25,000   2.500%, 03/15/07..............        24,524
     25,000   4.500%, 02/15/14..............        23,925
     25,000   PHH Corp.
              7.125%, 03/01/13..............        27,303
    125,000   Pinnacle Foods Holding
              Corp.(a)
              8.250%, 12/01/13..............       120,625
  1,120,000   Pinnacle West Capital Corp.
              6.400%, 04/01/06..............     1,177,148
              Pioneer Natural Resources Co.
     25,000   7.200%, 01/15/28..............        26,623
     20,000   9.625%, 04/01/10..............        24,536
              Pitney Bowes, Inc.
     50,000   4.625%, 10/01/12..............        48,677
     25,000   4.750%, 05/15/18..............        22,924
    150,000   Plains Exploration &
              Production Company(a)
              7.125%, 06/15/14..............       152,625
    245,000   Plastipak Holdings, Inc.
              10.750%, 09/01/11.............       263,375
     75,000   Pliant Corp.
              11.125%, 09/01/09.............        80,250
    500,000   PNC Funding Corp.
              5.750%, 08/01/06..............       525,441

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
              Popular North American, Inc.
$   100,000   3.875%, 10/01/08..............  $     97,899
     25,000   4.700%, 06/30/09..............        25,022
     80,000   PPL Electric Utilities Corp.
              6.250%, 08/15/09..............        86,098
    100,000   PPL Energy Supply LLC
              6.400%, 11/01/11..............       105,989
              Praxair, Inc.
     25,000   3.950%, 06/01/13#.............        22,798
     40,000   6.375%, 04/01/12..............        43,498
    200,000   Pride International, Inc.
              10.000%, 06/01/09.............       211,000
    100,000   Prime Hospitality Corp.
              8.375%, 05/01/12..............       103,250
     15,000   Principal Life Income Funding
              3.200%, 04/01/09..............        14,297
              Procter & Gamble Co.
     25,000   4.750%, 06/15/07..............        25,907
    200,000   6.875%, 09/15/09..............       223,715
              Progress Energy, Inc.
     20,000   6.050%, 04/15/07..............        21,085
    150,000   6.750%, 03/01/06..............       158,179
     25,000   Progressive Corp.
              6.250%, 12/01/32..............        24,932
     30,000   Prologis REIT
              5.500%, 03/01/13..............        29,733
     15,000   Protective Life Secured Trust
              4.000%, 04/01/11..............        14,197
              Prudential Financial, Inc.
     20,000   3.750%, 05/01/08..............        19,710
     25,000   4.500%, 07/15/13..............        23,202
     10,000   5.750%, 07/15/33#.............         9,172
              PSE&G Power LLC
     25,000   3.750%, 04/01/09..............        23,920
     20,000   5.000%, 04/01/14..............        18,655
     25,000   5.500%, 12/01/15#.............        23,884
    150,000   7.750%, 04/15/11..............       169,879

Principal
Amount                                           Value
----------------------------------------------------------
$   100,000   PSI Energy, Inc.
              5.000%, 09/15/13..............  $     96,653
              Public Service Co. of Colorado
     50,000   4.375%, 10/01/08..............        50,124
     35,000   7.875%, 10/01/12..............        41,314
     50,000   Public Service Electric & Gas
              Co.
              4.000%, 11/01/08..............        49,395
              Pulte Homes, Inc.
     25,000   6.375%, 05/15/33..............        22,942
     20,000   7.875%, 06/15/32..............        21,849
    300,000   Qwest Corp.(a)
              9.125%, 03/15/12..............       324,000
    150,000   Qwest Services Corp.(a)
              13.500%, 12/15/10.............       174,375
              R.J. Reynolds Tobacco
              Holdings, Inc.
    680,000   7.750%, 05/15/06..............       707,200
  1,170,000   7.875%, 05/15/09..............     1,181,700
     20,000   Radian Group, Inc.
              5.625%, 02/15/13..............        20,192
    125,000   Radio One, Inc.
              8.875%, 07/01/11..............       136,406
    150,000   Radnor Holdings, Inc.#
              11.000%, 03/15/10.............       127,500
              Raytheon Co.
    100,000   4.850%, 01/15/11..............        99,250
     80,000   5.375%, 04/01/13..............        79,774
     10,000   5.500%, 11/15/12#.............        10,091
     15,000   6.000%, 12/15/10..............        15,838
     50,000   6.400%, 12/15/18..............        52,067
    400,000   6.750%, 08/15/07..............       433,205
    100,000   RBS Capital Trust II(e)
              6.425%, 12/31/34..............        95,730
     10,000   Regency Centers LP REIT
              6.750%, 01/15/12..............        10,868
     50,000   Regions Bank
              2.900%, 12/15/06..............        49,460

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$    30,000   Regions Financial Corp.#
              6.375%, 05/15/12..............  $     32,099
    275,000   Reliant Resources, Inc.
              9.500%, 07/15/13..............       296,312
     25,000   Republic Services, Inc.
              6.750%, 08/15/11..............        27,349
              Resolution Performance
              Products LLC/RPP Capital Corp.
    175,000   8.000%, 12/15/09..............       181,562
     75,000   9.500%, 04/15/10..............        77,250
    125,000   RH Donnelley Finance Corp. (a)
              10.875%, 12/15/12.............       145,000
     25,000   Rio Tinto Finance USA Ltd.
              2.625%, 09/30/08..............        23,450
    150,000   Rite Aid Corp.(a)
              6.125%, 12/15/08..............       141,375
     50,000   Rouse Co.
              3.625%, 03/15/09..............        47,502
    100,000   Royal KPN NV
              8.000%, 10/01/10..............       115,787
     10,000   Safeco Capital Trust I
              8.072%, 07/15/37..............        10,939
     60,000   Safeco Corp.
              4.875%, 02/01/10..............        60,424
  1,050,000   Safeway, Inc.#
              7.250%, 02/01/31..............     1,106,316
    800,000   Saks, Inc.
              7.375%, 02/15/19..............       764,000
              Sara Lee Corp.
     25,000   6.125%, 11/01/32..............        25,036
     50,000   6.250%, 09/15/11..............        54,045
  1,000,000   SB Treasury Co. LLC(a) (e)
              9.400%, 06/30/08..............     1,125,000
    200,000   SBA Communications Corp.#
              10.250%, 02/01/09.............       205,000
    200,000   SBA Telecommunications, Inc.(h)
              9.750%, 12/15/07..............       148,000

Principal
Amount                                           Value
----------------------------------------------------------
$   200,000   Sbarro, Inc.#
              11.000%, 09/15/09.............  $    175,000
    500,000   SBC Communications, Inc.
              5.750%, 05/02/06..............       523,202
              Schering-Plough Corp.
     40,000   5.300%, 12/01/13..............        39,282
     30,000   6.500%, 12/01/33..............        29,826
    125,000   Seagate Technology Hdd
              Holdings#
              8.000%, 05/15/09..............       130,625
    275,000   Sealy Mattress Co.(a)
              8.250%, 06/15/14..............       276,375
     50,000   Sempra Energy
              4.750%, 05/15/09..............        50,301
    100,000   Sequa Corp.#
              9.000%, 08/01/09..............       106,250
              Simon Property Group LP REIT
     50,000   4.875%, 03/18/10..............        49,491
    100,000   6.375%, 11/15/07..............       107,038
    150,000   SITEL Corp.
              9.250%, 03/15/06..............       147,000
              SLM Corp.
    830,000   2.820%, 07/01/04(e)...........       813,906
    200,000   5.375%, 05/15/14..............       196,959
     50,000   5.625%, 04/10/07..............        52,544
     60,000   Sonat, Inc.
              7.625%, 07/15/11..............        53,550
     50,000   South Carolina Electric & Gas
              5.300%, 05/15/33..............        44,634
     40,000   Southern California Edison
              Co.#
              6.000%, 01/15/34..............        38,327
     50,000   Southern California Gas Co.
              4.375%, 01/15/11..............        48,911
    100,000   Southern Co. Capital Funding,
              Inc.
              5.300%, 02/01/07..............       105,401
     60,000   Southern Natural Gas Co.
              8.000%, 03/01/32..............        56,400

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$    20,000   Southern Union Co.
              7.600%, 02/01/24..............  $     21,192
     25,000   SouthTrust Corp.
              5.800%, 06/15/14..............        25,473
     30,000   Southwest Airlines Co.
              5.496%, 11/01/06..............        31,092
     25,000   SpectraSite, Inc.
              8.250%, 05/15/10..............        25,750
              Sprint Capital Corp.
  1,880,000   6.000%, 01/15/07..............     1,968,785
    100,000   6.875%, 11/15/28..............        96,125
    100,000   7.125%, 01/30/06..............       105,825
    120,000   8.375%, 03/15/12(a)...........       137,919
  1,000,000   8.375%, 03/15/12..............     1,149,329
     50,000   8.750%, 03/15/32..............        58,264
     50,000   St. Paul Cos.#
              8.125%, 04/15/10..............        58,308
    175,000   Starwood Hotels & Resorts
              Worldwide
              7.875%, 05/01/12..............       187,250
    225,000   Stone Container Corp.
              9.750%, 02/01/11..............       247,500
    250,000   Stone Energy Corp.
              8.250%, 12/15/11..............       260,625
     50,000   Sumitomo Mitsui Banking Corp.
              8.000%, 06/15/12..............        58,295
              SunTrust Bank
     50,000   5.450%, 12/01/17..............        49,168
    135,000   7.250%, 09/15/06..............       146,068
     30,000   SUPERVALU, Inc.#
              7.500%, 05/15/12..............        33,633
    150,000   Swift & Co.
              10.125%, 10/01/09.............       160,125
    150,000   Swift Energy Co.
              9.375%, 05/01/12..............       160,125
    400,000   Swiss Bank Corp. NY
              7.500%, 07/15/25..............       461,104

Principal
Amount                                           Value
----------------------------------------------------------
$   125,000   Sybron Dental Specialties,
              Inc.
              8.125%, 06/15/12..............  $    133,750
              Target Corp.
    520,000   4.000%, 06/15/13..............       474,739
     30,000   5.400%, 10/01/08#.............        31,437
    200,000   5.500%, 04/01/07..............       210,867
     50,000   7.000%, 07/15/31..............        55,844
  1,560,000   TCI Communications Finance
              9.650%, 03/31/27..............     1,835,356
     25,000   Tekni-Plex, Inc.#
              12.750%, 06/15/10.............        24,000
    150,000   Tekni-Plex, Inc.(a)
              8.750%, 11/15/13..............       143,250
    800,000   Tele-Communications-TCI Group
              7.875%, 08/01/13..............       911,403
     25,000   Temple-Inland, Inc.
              7.875%, 05/01/12..............        28,289
              Tenet Healthcare Corp.
     75,000   6.875%, 11/15/31..............        58,875
    490,000   7.375%, 02/01/13#.............       443,450
     25,000   9.875%, 07/01/14(a)...........        25,437
     10,000   Tennessee Gas Pipeline Co.#
              8.375%, 06/15/32..............         9,750
              Tennessee Valley Authority
     50,000   6.250%, 12/15/17..............        53,641
    100,000   6.750%, 11/01/25#.............       111,082
    250,000   Terex Corp.
              10.375%, 04/01/11.............       278,750
     25,000   Texaco Capital, Inc.
              9.750%, 03/15/20..............        35,787
     25,000   Texas Gas Transmission LLC
              4.600%, 06/01/15..............        23,037
              Textron Financial Corp.
  1,425,000   2.750%, 06/01/06..............     1,412,853
     80,000   6.000%, 11/20/09..............        86,128
     25,000   Textron, Inc.
              4.500%, 08/01/10..............        24,795

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
              The Hartford Financial
              Services Group, Inc.
$    20,000   2.375%, 06/01/06..............  $     19,675
     15,000   4.625%, 07/15/13..............        14,188
     40,000   4.700%, 09/01/07..............        40,990
     20,000   The Rouse Co. REIT
              7.200%, 09/15/12..............        21,797
     10,000   Time Warner Entertainment Co.
              LP
              8.375%, 07/15/33..............        11,706
              Time Warner, Inc.
     80,000   6.875%, 05/01/12#.............        86,447
    100,000   9.125%, 01/15/13..............       121,910
    150,000   9.150%, 02/01/23..............       185,311
     25,000   Toyota Motor Credit Corp.
              5.500%, 12/15/08..............        26,273
    200,000   Transocean, Inc.#
              6.625%, 04/15/11..............       218,235
     89,000   TRW Automotive, Inc.
              9.375%, 02/15/13..............       100,348
     50,000   TXU Corp.
              6.375%, 06/15/06..............        52,657
              Tyson Foods, Inc.
     20,000   7.250%, 10/01/06..............        21,541
     70,000   8.250%, 10/01/11..............        80,398
    150,000   Ubiquitel Operating Co.(h)
              14.000%, 04/15/05.............       148,500
    125,000   UFJ Bank Ltd.
              7.400%, 06/15/11..............       135,917
     50,000   Unilever Capital Corp.
              5.900%, 11/15/32..............        48,628
     65,000   Union Oil Co. of California
              5.050%, 10/01/12..............        63,816
              Union Pacific Corp.
  1,025,000   3.625%, 06/01/10..............       963,920
     20,000   5.375%, 05/01/14..............        19,707
     10,000   6.500%, 04/15/12..............        10,768
    200,000   6.700%, 12/01/06..............       214,642

Principal
Amount                                           Value
----------------------------------------------------------
$    50,000   Union Planters Bank NA
              5.125%, 06/15/07..............  $     52,424
     25,000   Union Planters Corp.
              4.375%, 12/01/10..............        24,215
     25,000   UnionBancal Corp.
              5.250%, 12/16/13..............        24,616
              United Industries Corp.
    225,000   9.875%, 04/01/09..............       234,000
              United Technologies Corp.
     50,000   4.875%, 11/01/06..............        51,848
     50,000   7.500%, 09/15/29..............        59,438
              UnitedHealth Group, Inc.
    225,000   3.750%, 02/10/09..............         9,765
     10,000   4.750%, 02/10/14..............         9,568
     30,000   4.875%, 04/01/13..............        29,279
              Univision Communications, Inc.
     50,000   2.875%, 10/15/06..............        49,269
     50,000   3.875%, 10/15/08..............        48,775
              US Bancorp
    300,000   3.125%, 03/15/08..............       291,799
    330,000   6.750%, 10/15/05..............       346,864
              US Bank National Association
     10,000   3.750%, 02/06/09..............         9,793
     50,000   6.300%, 02/04/14#.............        53,213
              Valero Energy Corp.
    935,000   4.750%, 06/15/13..............       879,188
    100,000   6.875%, 04/15/12..............       108,737
     85,000   7.500%, 04/15/32..............        94,552
     50,000   Valspar Corp.
              6.000%, 05/01/07..............        52,816
    175,000   Vanguard Health Systems, Inc.
              9.750%, 08/01/11..............       189,437
    100,000   Venetian Casino Resort LLC
              11.000%, 06/15/10.............       115,500
    100,000   Verizon Florida, Inc.
              6.125%, 01/15/13..............       102,789
              Verizon Global Funding Corp.
     50,000   4.000%, 01/15/08..............        50,066

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
              Verizon Global Funding Corp.
$   555,000   6.875%, 06/15/12..............  $    605,521
    200,000   7.250%, 12/01/10..............       223,595
    200,000   7.750%, 12/01/30..............       224,636
    100,000   Verizon Maryland, Inc.
              6.125%, 03/01/12..............       104,188
     30,000   Verizon New England, Inc.
              6.500%, 09/15/11..............        31,966
              Viacom, Inc.
    250,000   5.625%, 05/01/07..............       262,598
    305,000   5.625%, 08/15/12#.............       311,446
    125,000   Vicar Operating, Inc.
              9.875%, 12/01/09..............       137,500
              Virginia Electric and Power
              Co.
    200,000   4.750%, 03/01/13..............       190,602
     25,000   5.375%, 02/01/07..............        26,062
    100,000   Vodafone Group Plc.
              7.875%, 02/15/30..............       118,960
     50,000   Wachovia Bank National
              Association#
              5.000%, 08/15/15..............        47,779
              Wachovia Corp.
    350,000   3.500%, 08/15/08..............       341,090
     40,000   3.625%, 02/17/09..............        38,798
     30,000   4.875%, 02/15/14..............        28,656
              Wal-Mart Stores, Inc.
    350,000   4.125%, 02/15/11#.............       337,809
    100,000   4.550%, 05/01/13#.............        96,342
    500,000   6.875%, 08/10/09..............       557,532
              Walt Disney Co.
    275,000   6.375%, 03/01/12#.............       295,085
     15,000   7.000%, 03/01/32..............        16,077
    250,000   Washington Mutual Bank FA
              6.875%, 06/15/11..............       273,671
    200,000   Washington Mutual Financial
              Corp.
              6.250%, 05/15/06..............       211,790

Principal
Amount                                           Value
----------------------------------------------------------
              Washington Mutual, Inc.
$    50,000   4.000%, 01/15/09..............  $     49,013
     25,000   4.375%, 01/15/08#.............        25,159
              Waste Management, Inc.
     10,000   5.000%, 03/15/14..............         9,505
    100,000   6.500%, 11/15/08..............       108,075
  1,480,000   7.000%, 07/15/28..............     1,536,234
    950,000   7.375%, 08/01/10-05/15/29.....     1,033,416
     30,000   7.750%, 05/15/32..............        34,156
     20,000   Weingarten Realty Investments
              REIT
              4.857%, 01/15/14..............        18,954
  1,350,000   Wellpoint Health Networks, Inc.#
              6.375%, 01/15/12..............     1,444,827
              Wells Fargo & Co.
     15,000   4.625%, 04/15/14..............        14,127
     50,000   4.800%, 07/29/05..............        51,202
    600,000   5.900%, 05/21/06#.............       630,160
     30,000   Wells Fargo Capital I
              7.960%, 12/15/26..............        33,365
    125,000   Westlake Chemical Corp.
              8.750%, 07/15/11..............       135,625
              Weyerhaeuser Co.
    150,000   5.950%, 11/01/08..............       158,319
     30,000   6.125%, 03/15/07..............        31,696
     50,000   6.750%, 03/15/12#.............        54,148
     30,000   7.375%, 03/15/32..............        32,623
              Williams Cos., Inc.
    150,000   7.625%, 07/15/19..............       144,375
  1,000,000   7.750%, 06/15/31..............       915,000
    200,000   7.875%, 09/01/21..............       192,500
    165,000   8.750%, 03/15/32..............       165,000
     50,000   Winsloew Furniture, Inc.
              12.750%, 08/15/07.............        41,250
     30,000   Wisconsin Electric Power
              4.500%, 05/15/13..............        28,590
    940,000   WMC Financial USA Ltd.
              5.125%, 05/15/13..............       902,933

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$    10,000   World Savings Bank FSB
              4.500%, 06/15/09..............  $     10,043
  1,075,000   Wyeth
              5.500%, 03/15/13-02/01/14.....     1,036,533
    325,000   XTO Energy, Inc.
              7.500%, 04/15/12..............       366,718
              Zions Bancorp.
     25,000   5.650%, 05/15/14..............        24,715
     25,000   6.000%, 09/15/15..............        25,206
                                              ------------
                                               164,118,215
                                              ------------
TOTAL U.S. CORPORATE OBLIGATIONS
  (Cost $227,683,760).......................   231,246,551
                                              ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS --59.6%
U.S. GOVERNMENT AGENCY MORTGAGE BACKED
  OBLIGATIONS -- 33.9%
              Federal Home Loan
              Mortgage Corp.
     25,000   1.850%, 03/03/06..............        24,620
     20,000   2.000%, 02/28/06-04/12/06.....        19,726
    100,000   2.010%, 01/27/06..............        98,939
     50,000   2.150%, 02/17/06..............        49,526
     20,000   2.300%, 01/20/06..............        19,880
    100,000   2.375%, 05/19/06..............        98,972
  1,000,000   2.375%, 02/15/07#.............       974,490
     30,000   2.400%, 03/29/07..............        29,236
     60,000   2.530%, 05/03/06..............        59,589
    200,000   2.625%, 07/21/06..............       198,304
     50,000   2.700%, 03/16/07..............        49,153
  1,000,000   2.750%, 03/15/08#.............       964,905
    100,000   2.850%, 02/23/07..............        98,726
     15,000   2.875%, 09/18/07..............        14,680
     60,000   3.000%, 07/27/07-08/27/07.....        58,634
    350,000   3.050%, 09/08/06-01/19/07.....       347,502
    250,000   3.125%, 12/16/08..............       240,270
    500,000   3.125%, 08/25/06#.............       498,293

Principal
Amount                                           Value
----------------------------------------------------------
$   100,000   3.250%, 12/15/06..............  $     98,345
     50,000   3.850%, 02/25/09..............        49,354
    100,000   3.875%, 01/12/09..............        98,306
    200,000   4.000%, 10/29/07#.............       200,452
    100,000   4.125%, 02/24/11..............        95,984
     50,000   4.250%, 05/22/13..............        45,990
 10,030,300   4.500%, 07/23/07-TBA..........     9,810,129
    750,000   4.500%, 01/15/13#.............       722,349
    150,000   4.750%, 10/11/12#.............       145,576
  1,000,000   4.875%, 11/15/13#.............       980,044
    100,000   5.000%, 01/30/14#.............        96,789
 34,053,610   5.000%, 07/01/33-TBA..........    33,053,316
  1,275,000   5.125%, 08/20/12-03/10/14.....     1,252,310
    500,000   5.125%, 10/15/08#.............       521,793
    100,000   5.200%, 03/05/19..............        93,957
    800,000   5.250%, 01/15/06#.............       829,870
 21,090,796   5.500%, 07/15/06-05/01/34.....    21,086,226
  7,446,754   6.000%, 05/01/16-03/01/34.....     7,688,309
    600,000   6.000%, 06/15/11#.............       644,254
    400,000   6.250%, 07/15/32..............       421,337
  5,947,202   6.500%, 06/14/24-TBA..........     6,198,929
  2,000,000   6.783%, 08/18/05..............     2,100,478
  3,000,000   6.875%, 09/15/10..............     3,364,944
  3,491,547   7.000%, 04/01/29-12/01/33.....     3,686,594
    609,842   7.500%, 09/01/29-05/01/31.....       657,066
    440,216   8.000%, 07/01/30-05/01/31.....       478,030
              Federal National Mortgage
              Association
  2,500,000   2.000%, 01/15/06#.............     2,474,357
    390,000   2.375%, 12/15/05-02/15/07.....       383,329
    275,000   3.125%, 07/15/06-05/04/07.....       274,555
    100,000   3.125%, 03/16/09#.............        95,208
    500,000   3.375%, 12/15/08#.............       485,380
  1,000,000   3.460%, 06/25/43..............     1,000,754
    100,000   3.660%, 02/25/09..............        97,982

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$ 2,082,502   3.750%, 05/25/30..............  $  2,062,285
    120,000   3.750%, 05/17/07#.............       119,927
  2,000,000   4.000%, TBA...................     1,904,376
     10,000   4.375%, 05/26/09..............        10,033
 14,747,295   4.500%, 06/25/04-TBA..........    14,448,660
     10,000   4.650%, 06/24/09..............        10,116
  3,225,000   4.710%, 09/25/43..............     3,280,212
 12,478,613   5.000%, 01/01/19-TBA..........    12,265,347
  1,800,000   5.250%, 04/15/07..............     1,883,156
 21,273,933   5.500%, 07/18/12-TBA..........    21,350,874
  4,300,000   5.500%, 02/15/06#.............     4,486,168
 20,857,908   6.000%, 08/01/16-TBA..........    21,327,138
  3,275,000   6.000%, 05/15/08#.............     3,527,457
  3,400,000   6.250%, 02/01/11-07/19/11.....     3,621,868
  8,531,447   6.500%, 05/01/16-TBA..........     8,910,554
    600,000   6.625%, 09/15/09-11/15/30.....       663,167
  7,906,321   7.000%, 01/01/28-11/01/32.....     8,362,694
  1,117,002   7.500%, 10/01/15-03/01/31.....     1,196,550
  1,800,000   7.250%, 05/15/30#.............     2,128,270
    540,009   8.000%, 07/01/25..............       592,893
    110,491   8.500%, 12/01/26-07/01/27.....       120,796
              Government National
              Mortgage Association
 25,128,188   5.000%, 07/15/33-TBA..........    24,410,569
  3,290,927   5.500%, 02/15/33-TBA..........     3,291,783
 12,645,650   6.000%, 12/15/31-04/15/33.....    12,983,990
  7,416,521   6.500%, 08/15/28-01/15/33.....     7,760,346
  1,210,329   7.000%, 01/15/23-04/15/29.....     1,291,086
    750,845   7.500%, 10/15/22-09/15/29.....       812,446
    197,116   8.000%, 10/15/29-07/15/30.....       216,132
                                              ------------
                                               266,116,634
                                              ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.6%
              Federal Farm Credit Bank
    150,000   2.500%, 11/15/05..............       149,934
    100,000   3.000%, 04/15/08..............        97,023

Principal
Amount                                           Value
----------------------------------------------------------
              Federal Home Loan Bank
$   400,000   1.875%, 06/15/06#.............  $    391,908
  1,000,000   2.375%, 02/15/06..............       993,594
    100,000   2.625%, 02/16/07..............        98,195
    500,000   3.250%, 08/15/05#.............       504,612
  1,290,000   3.625%, 11/14/08#.............     1,269,150
    750,000   3.875%, 12/15/04..............       757,827
    500,000   4.500%, 09/16/13..............       478,627
     50,000   5.375%, 08/15/18..............        50,559
                                              ------------
                                                 4,791,429
                                              ------------
U.S. TREASURY BONDS -- 4.2%
              United States Treasury Bonds
    190,000   5.250%, 11/15/28..............       186,148
  2,620,000   5.250%, 02/15/29#.............     2,568,829
  2,555,000   5.375%, 02/15/31#.............     2,576,858
  1,500,000   6.000%, 02/15/26#.............     1,616,309
  2,000,000   6.125%, 11/15/27#.............     2,191,640
  5,510,000   6.250%, 05/15/30#.............     6,169,260
  2,550,000   6.250%, 08/15/23..............     2,823,727
  2,000,000   7.250%, 08/15/22#.............     2,450,624
  3,400,000   7.250%, 05/15/16..............     4,110,413
  1,340,000   8.000%, 11/15/21#.............     1,756,342
  3,850,000   8.125%, 08/15/19-08/15/21.....     5,052,464
    150,000   10.375%, 11/15/12#............       183,164
    800,000   12.000%, 08/15/13.............     1,056,000
    400,000   13.250%, 05/15/14.............       566,469
                                              ------------
                                                33,308,247
                                              ------------
U.S. TREASURY NOTES -- 18.2%
              United States Treasury Notes
    775,000   1.500%, 07/31/05-03/31/06#....       768,330
  9,300,000   1.625%, 01/31/05-02/28/06#....     9,186,918
  2,735,000   1.875%, 11/30/05-01/31/06#....     2,713,366
    165,000   2.000%, 08/31/05#.............       164,639
  7,000,000   2.125%, 10/31/04..............     7,013,398
  1,680,000   2.250%, 04/30/06-02/15/07#....     1,648,646

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount                                           Value
----------------------------------------------------------
$   750,000   2.375%, 08/15/06#.............  $    743,584
    388,000   2.500%, 05/31/06#.............       386,697
 15,440,000   2.625%, 11/15/06-03/15/09#....    15,042,531
  1,260,000   2.750%, 06/30/06..............     1,260,788
  2,810,000   3.000%, 11/15/07-02/15/09#....     2,744,408
  3,170,000   3.125%, 05/15/07-09/15/08#....     3,122,287
  3,100,000   3.250%, 08/15/07-08/15/08#....     3,088,175
  5,280,000   3.375%, 11/15/08-12/15/08#....     5,220,451
  4,150,000   3.500%, 11/15/06#.............     4,203,659
  4,190,000   3.875%, 05/15/09#.............     4,204,074
 30,305,000   4.000%, 06/15/09-02/15/14#....    29,493,432
  5,050,000   4.250%, 08/15/13-11/15/13#....     4,919,829
  1,900,000   4.375%, 08/15/12#.............     1,891,169
    700,000   4.375%, 05/15/07..............       723,516
    530,000   4.625%, 05/15/06#.............       548,778
  1,600,000   4.750%, 11/15/08#.............     1,671,000
  5,685,000   4.875%, 02/15/12..............     5,871,536
 10,200,000   5.000%, 02/15/11-08/15/11#....    10,649,626
    500,000   5.500%, 02/15/08#.............       535,410
  1,150,000   5.750%, 11/15/05#.............     1,202,424
  4,310,000   6.000%, 08/15/04#.............     4,335,252
  5,000,000   6.500%, 02/15/10#.............     5,633,985
  1,000,000   6.875%, 05/15/06#.............     1,076,484
 12,100,000   7.000%, 07/15/06#.............    13,110,072
                                              ------------
                                               143,174,464
                                              ------------
U.S. TREASURY PRINCIPAL STRIP -- 2.7%
              United States Treasury
              Inflation Indexed Bonds(d)
    399,165   1.875%, 07/15/13#.............       394,316
    946,136   2.000%, 01/15/14..............       940,517
  7,635,917   3.625%, 04/15/28#.............     9,315,819

Principal
Amount                                           Value
----------------------------------------------------------
$ 6,950,896   3.875%, 01/15/09-04/15/29#....  $  8,192,779
  1,944,102   4.250%, 01/15/10#.............     2,225,085
                                              ------------
                                                21,068,516
                                              ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $466,797,328).......................
                                               468,459,290
                                              ------------
-----------
COMMON STOCKS -- 0.1%
COMPUTERS & INFORMATION
        880   Globix Corp.*.................  $          6
      5,784   NTL, Inc.#*...................       333,274
                                              ------------
                                                   333,280
                                              ------------
MULTIMEDIA
     32,403   United GlobalCom, Inc.#*......       235,246
                                              ------------
TELECOMMUNICATIONS -- 0.1%
     13,803   Spectrasite, Inc.#*...........       596,566
                                              ------------
TOTAL COMMON STOCKS
  (Cost $955,963)...........................     1,165,092
                                              ------------
PREFERRED STOCKS
TELECOMMUNICATIONS
        226   Alamosa Holdings, Inc.*.......       130,882
TOTAL PREFERRED STOCKS
  (Cost $64,410)............................       130,882
                                              ------------
WARRANTS
        115   American Tower Escrow
              Corp.(a)......................        21,907
                                              ------------
TOTAL WARRANTS
  (Cost $7,953).............................        21,907
                                              ------------

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

Principal
Amount or Contracts                              Value
----------------------------------------------------------
MUNICIPALS
$    50,000   Oregon School Boards
              Association, Rev. Bond (FSA)
              5.528%, 06/30/28..............  $     48,187
              State of Illinois G.O.
     50,000   4.950%, 06/01/23..............        45,909
     50,000   5.100%, 06/01/33..............        44,363
     50,000   State of Oregon G.O.
              5.762%, 06/01/23..............        50,166
    100,000   5.892%, 06/01/27..............       100,998
     50,000   State of Wisconsin, Rev. Bond,
              Ser. A (FSA)
              5.700%, 05/01/26..............        49,306
                                              ------------
TOTAL MUNICIPALS
  (Cost $334,339)...........................       338,929
                                              ------------
CALL OPTION -- 0.0%
        176   Eurodollar Futures Strike 97
              0.000%, 09/13/04..............        39,200
                                              ------------
TOTAL CALL OPTION
  (Cost $34,480)............................        39,200
                                              ------------
SHORT TERM INVESTMENTS -- 36.5%
CASH EQUIVALENTS -- 0.1%
    815,000   Federal National
              Mortgage Association(g) (i)
              0.000%, 09/08/04..............       813,292
                                              ------------
COMMERCIAL PAPER -- 7.7%
  5,000,000   Amsterdam Funding Corp.(f)
              1.332%, 07/13/04..............     4,998,150
  5,617,000   Beethoven Funding Corp.(f)
              1.250%, 07/15/04..............     5,614,269
  5,000,000   Cafco LLC(f)
              1.072%, 07/06/04..............     4,999,257
  5,015,000   DaimlerChrysler NA Holding
              Corp.(f)
              1.340%, 07/15/04..............     5,012,387
  3,000,000   Fairway Finance Corp.(f)
              1.310%, 07/15/04..............     2,998,472

Principal
Amount or Shares                                 Value
----------------------------------------------------------
$ 5,015,000   Four Winds Funding Corp.(f)
              1.280%, 07/15/04..............  $  5,012,504
  5,015,000   General Motors Acceptance
              Corp.(f)
              1.350%, 07/15/04..............     5,012,367
  7,525,000   Hanover Funding Co.(f)
              1.250%, 07/15/04..............     7,517,161
  1,908,000   Jupiter Securities(f)
              1.230%, 07/14/04..............     1,907,152
  5,139,000   Receivables Capital Corp.(f)
              1.201%, 07/15/04..............     5,136,602
  4,459,000   Regency Markets Number 1
              LLC(f)
              1.240%, 07/14/04..............     4,457,003
  7,540,000   Tasman Funding, Inc.(f)
              1.240%, 07/15/04..............     7,532,209
                                              ------------
                                                60,197,533
                                              ------------
MUTUAL FUNDS -- 1.3%
 10,422,270   Goldman Sachs Prime
              Obligations Fund, 0.95%(k)....    10,422,270
COLLATERAL FOR SECURITIES ON LOAN -- 23.6%
185,358,191   State Street Navigator
              Securities Lending
              Prime Portfolio,
              1.14%(b)(k)(l)................   185,358,191
                                              ------------
                                               195,780,461
                                              ------------
REPURCHASE AGREEMENT -- 3.8%
 30,100,000   Deutsche Bank Repurchase
              Agreement(j)
              1.400%, 07/01/04..............    30,100,000
                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $286,891,286).......................   286,891,286
                                              ------------
TOTAL INVESTMENTS -- 130.8%
  (Cost $1,022,830,179).....................  1,029,111,510
Other liabilities in
excess of assets (30.8)%....................  (242,597,872)
                                              ------------
TOTAL NET ASSETS -- 100.0%..................  $786,513,638
                                              ============

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

NOTES TO THE PORTFOLIO OF INVESTMENTS:
FSA -- Insured by the Financial Security Assurance Co.
GO -- General Obligation
REIT -- Real Estate Investment Trust
TBA -- Delayed Delivery Transaction (Total cost $57,030,111).
Yankee-Dollar -- U.S. Dollar denominated bonds issued by non-U.S. companies or foreign governments and traded on an exchange in the U.S.
*  -- Non-income producing security.
#  -- Represents security, or portion there of, on loan as of June 30, 2004.
(a) -- 144A securities. Securities restricted for resale to Qualified Institutional Buyers.
(b) -- Represents security purchased with cash collateral for securities on loan.
(c) -- Security is fair valued.
(d) -- Represents a Treasury Inflation - Protected Security (TIPS). The interest and redemption payments for TIPS are tied to inflation as measured by the Consumer Price Index (CPI).
(e) -- Indicates a variable rate security. The rates shown on variable rate securities reflect the current interest rates in effect at June 30, 2004, and are subject to change based on the terms of the security, including varying reset dates.
(f) -- All or a portion of these securities have been pledged to cover collateral requirements for delayed delivery transactions.
(g) -- Security is a zero coupon bond.
(h) -- Indicates a security with a step coupon. The security is issued with a zero coupon and steps up to the stated coupon at a predetermined date and remains in effect until final maturity.
(i) -- All or a portion of these securities have been pledged to cover collateral requirements for open futures.
(j) -- Repurchase agreement dated 6/30/04, due 7/1/04 with a repurchase value of $30,101,171. Collateralized by $30,450,000 Federal Home Loan Bank 5.25% due 6/18/14. The aggregate market value, including accrued interest, of the collateral was $30,940,169.
(k) -- Rate quoted represents the seven day yield of the Fund.
(l) -- Indicates an affiliated issuer.

    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments
CitiStreet Funds, Inc. / Diversified Bond Fund / June 30, 2004 (Unaudited) (continued)

FUTURES CONTRACTS:

                                                                                                                     Unrealized
  Number of                                   Underlying                 Expiration    Notional       Notional     Appreciation/
  Contracts      Face Value                   Securities                    Date         Cost          Value       (Depreciation)
  ---------     ------------   ----------------------------------------  ----------   -----------   ------------   --------------
Long Position
--------------
      51          12,750,000   EuroDollar                                 Sep-2004    $12,493,843   $ 12,492,450     $  (1,393)
     446         111,500,000   EuroDollar                                 Sep-2005    107,367,317    107,374,500         7,183
     349          34,900,000   U.S. Treasury Note 5 Year                  Sep-2004     37,583,940     37,931,938       347,998
                                                                                                                     ---------
                                                                                                                       353,788
                                                                                                                     =========
Short Position
--------------
      83           8,300,000   U.S. Treasury Note 10 Year                 Sep-2004      8,920,952      9,074,234      (153,282)
      59           5,900,000   U.S. Treasury Bond                         Sep-2004      6,128,517      6,276,125      (147,608)
                                                                                                                     ---------
                                                                                                                     $(300,890)
                                                                                                                     =========

WRITTEN OPTIONS:

                                                                           Exercise    Expiration
                        Description                           Contracts     Price        Month       U.S. $ Value
                        -----------                           ---------    --------    ----------    ------------
Call Options:
 U.S. Treasury Notes 10 year Futures                             30           115       Aug. '04       $   (937)
 U.S. Treasury Notes 10 year Futures                             48           114       Aug. '04         (3,000)
 U.S. Treasury Notes 10 year Futures                             15           112       Aug. '04         (3,984)
 U.S. Treasury Long Bond 20 year Futures                         30           112       Aug. '04         (4,219)
 EuroDollar 1Yr Midcurve Futures                                 26         96.75       Sep. '04         (5,038)
 EuroDollar 1Yr Midcurve Futures                                  9          96.5       Sep. '04         (3,431)
 EuroDollar 1Yr Midcurve Futures                                 18            97       Sep. '04         (1,463)
                                                                                                       --------
 (premium received $148,186)                                                                           $(22,072)
                                                                                                       ========

    The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
CitiStreet Funds, Inc. / June 30 , 2004 (Unaudited)

NOTE 1. ORGANIZATION
CitiStreet Funds, Inc., (the "Company") was organized as a Maryland corporation in December 1992. It is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. It consists of four separate funds (each a "Fund", collectively the "Funds"): CitiStreet International Stock Fund ("International Stock Fund"), CitiStreet Small Company Stock Fund ("Small Company Stock Fund"), CitiStreet Large Company Stock Fund ("Large Company Stock Fund") and CitiStreet Diversified Bond Fund ("Diversified Bond Fund").

The Funds currently offer two classes of shares: I Shares and R Shares. Both the I Shares and R Shares are authorized to issue up to 100,000,000 shares at a par value of $.01 each. Expenses of the Funds are borne pro-rata by the holders of each class of shares, except for an administrative fee and a distribution fee of up to 0.10% and 0.25%, respectively, of the average daily net assets of the R Shares. Each class votes separately as a class only with respect to its own distribution plan (R Shares only) or other matters that relate only to that class. Shares of each class would receive their pro-rata share of the net assets of the Funds (after satisfaction of any class-specific expenses) if the Funds were liquidated. In addition, the Company declares separate dividends on each class of shares. The R Shares commenced operations on October 1, 2002.

For each Fund, I Shares are offered only to life insurance company separate accounts to serve as the underlying investment vehicle for variable annuity and variable life insurance contracts; qualified retirement plans, including sec.403(b) arrangements, as permitted by Treasury regulations; and insurance companies and their affiliates. The R Shares are available only through qualified retirement plans, including sec.403(b) arrangements, as permitted by Treasury regulations.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

a) SECURITIES VALUATION
Equity securities, options and futures contracts are valued based on market quotations. Equity securities traded on a national exchange, foreign exchange or over-the-counter markets are valued daily at the last sales price. Equity securities traded on the Nasdaq system are valued at their official clos-ing price. If there was no sale on such day, the securities are valued at the mean between the most recently quoted bid and asked prices. Debt securities with remaining maturities of more than 60 days are valued using an independent pricing service. Debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation. The Funds value securities or assets without readily-available market quotations at fair value under its established procedures. A Fund may also use fair value pricing if it determines that the market quotation is not reliable. For example, a Fund may use fair value pricing for a foreign security if a significant event affecting its value occurs between the closing of the exchange and the time the Fund values its shares.

b) FINANCIAL INSTRUMENTS
The Funds may utilize futures contracts, options, and forward foreign currency contracts to manage their exposure to the equity and bond markets and to fluctuations in interest rates and currency values and for investment purposes. The primary risks associated with the use of these financial instruments are (a) an imperfect correlation between the change in market value of the other securities held by the Funds and the change in market value of these financial instruments, (b) the possibility of an illiquid market, and (c) the non-performance of the counterparties under the terms of the contract. As a result, the use of these financial instruments may involve, to a varying degree, risk of loss in excess of the amounts recognized in the statements of assets and liabilities.

c) FUTURES CONTRACTS
Initial margin deposits made upon entering into futures contracts, if applicable, are recognized as assets due from the broker. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the value of the contract at the end of each day's trading. Changes in unrealized gains or losses are recorded as a variation margin and settled daily with the broker through cash receipts or cash payments, respectively. Gains and losses are realized upon the expiration or closing of the futures contract. At June 30, 2004, the Funds had segregated sufficient cash and/or securities to cover margin requirements on open future contracts.

d) OPTIONS
The premium paid by a Fund for the purchase of a call or put option is included in the Fund's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option purchased. If an option which the Fund has purchased expires on its stipulated expiration date, the Fund realizes a loss for the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it real-izes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The premium received by a Fund for a written option is recorded as a liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund is obligated to purchase.

e) FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may enter into forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. The Diversified Bond Fund may enter into forward foreign currency contracts for investment purposes as well. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values.

f) REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with institutions that the subadvisors have determined are creditworthy pursuant to guidelines established by the Funds' Board of Directors wherein the seller and the buyer agree at the time of sale to a repurchase of the security at a mutually agreed upon time and price. The Funds will not enter into repurchase agreements unless the agreement is fully collateralized. Securities purchased subject to the repurchase agreement are deposited with the custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value at least equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the seller is required to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

g) CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the rate of exchange at the end of the period. Purchases and sales of securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income is translated at rates of exchange prevailing when accrued.

The Fund does not isolate that portion of currency gains and losses resulting from changes in foreign exchange rates on investments denominated in foreign currencies from the fluctuations arising from changes in market prices of these investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of foreign short-term securities and foreign currencies, including forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, from the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities denominated in foreign currencies other than investments in securities at fiscal year end, resulting from changes in the exchange rate and changes in the value of forward foreign currency exchange contracts held.

h) DOLLAR ROLL TRANSACTIONS
The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as purchase and sales transactions. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

i) TAXES
It is the Company's policy to comply with the provisions of the Internal Revenue Code Subchapter M applicable to a regulated investment company. Under such provisions, the Company will not be subject to federal income tax as the Company intends to distribute as dividends substantially all of the net investment income, if any, of each Fund. The Company also intends to distribute annually all of its net realized capital gains of each Fund. Such dividends and distributions are automatically reinvested in additional shares of the Funds.

j) DISTRIBUTIONS
Dividends from net investment income and capital gains distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. As a result, dividends and distributions differ from net investment income and net realized capital gains due to permanent and temporary differences, primarily the deferral of losses due to wash sales and the deferral of net realized capital losses recognized subsequent to October 31, 2003. Distributions which were the result of permanent differences between book and tax amounts, primarily due to the differing treatment of foreign currency transactions and the inability to carry net operating losses forward to future years, have been reclassified among additional paid-in capital, undistributed net investment income and accumulated net realized gains.

k) SECURITIES TRANSACTIONS
Investment transactions are recorded based on the trade date. Realized gains and losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on securities, is recorded daily.

l) SECURITIES LENDING
The Funds may lend their securities to qualified brokers. The Company and the Board of Directors closely monitor the credit quality of the qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan including accrued income. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities which is included in interest income on the Statements of Operations (see Note 3).

m) ALLOCATION OF OPERATING ACTIVITY
Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Administration Service fees and distribution fees, which are directly attributable to the R Shares, are charged to the R Shares operations.

n) RISKS ASSOCIATED WITH FOREIGN INVESTMENTS
Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Subsequently, securities of some foreign issuers may be less liquid and more volatile than domestic issuers due to political and economic instability and lenient governmental supervision and regulation.

o) RECLASSIFICATIONS
Certain amounts in the prior period have been reclassified to conform to the current period presentation.

NOTE 3. MANAGEMENT, SUBADVISORY AND TRANSACTIONS WITH AFFILIATES
The Company has entered into a management agreement with CitiStreet Funds Management LLC ("CFM"), pursuant to which CFM manages the investment operations of the Company and administers the Company's affairs. Each Fund pays CFM a fee for its services that is computed daily and paid monthly at an annual rate of 0.25% of the Fund's average net assets. The Company and CFM have entered into subadvisory agreements for investment advisory services in connection with the management of each of the Funds. CFM supervises the subadvisors' performance of advisory services and will make recommendations to the Company's Board of Directors with respect to the retention or renewal of the subadvisory agreements. CFM pays for the cost of compensating officers of the Company, occupancy, and certain clerical and accounting costs of the Company. The Company bears all other costs and expenses. Each Fund pays its respective subadvisors directly.

CFM's management fees for the six months ended June 30, 2004 were $2,802,659. During the six months ended June 30, 2004, the Funds also paid $3,328,825 to the subadvisors.

Each Fund pays its subadvisor a fee that is computed daily and paid monthly at the annual rates specified below based upon the value of the Fund's average daily net assets allocated to that subadvisor.

FUND & SUBADVISOR                                                                      SUBADVISOR'S FEE
-----------------------------------------------------------       -----------------------------------------------------------
International Stock Fund
- Bank of Ireland Asset Management (U.S.) Limited                 -   0.45% for first $50 million in assets, plus
                                                                  -   0.40% for next $50 million in assets, plus
                                                                  -   0.30% for assets over $100 million


- Citigroup Asset Management Limited(#)                           -   0.55% for first $50 million in assets, plus
                                                                  -   0.50% for next $50 million in assets, plus
                                                                  -   0.45% for assets over $100 million


- SSgA Funds Management, Inc.(#)                                  -   0.55% for first $50 million in assets, plus
                                                                  -   0.50% for next $50 million in assets, plus
                                                                  -   0.45% for assets over $100 million

FUND & SUBADVISOR                                                                      SUBADVISOR'S FEE
-----------------------------------------------------------       -----------------------------------------------------------


Small Company Stock Fund
- TCW Investment Management Company                               -   0.50% for first $50 million in assets, plus
                                                                  -   0.45% for next $50 million in assets, plus
                                                                  -   0.40% for assets over $100 million


- Travelers Investment Management Company(#)                      -   0.50% of assets
- SSgA Funds Management, Inc.(#)                                  -   0.08% for first $50 million in assets, plus
                                                                  -   0.06% for next $50 million in assets, plus
                                                                  -   0.04% for assets over $100 million
                                                                   (minimum $50,000 on an annualized basis)


Large Company Stock Fund
-Smith Barney Fund Management LLC(#)                              -   0.45% for first $45 million in assets, plus
                                                                  -   0.35% for assets over $45 million


-SSgA Funds Management, Inc.(#)                                   -   0.05% for first $50 million in assets, plus
                                                                  -   0.04% for next $50 million in assets, plus
                                                                  -   0.02% for assets over $100 million
                                                                   (minimum $50,000 on an annualized basis)


-Wellington Management Company LLP                                -   0.45% of assets


Diversified Bond Fund
-Salomon Brothers Asset Management, Inc.(#)                       -   0.35% for first $50 million in assets, plus
                                                                  -   0.30% for next $50 million in assets, plus
                                                                  -   0.25% for assets over $100 million


-SSgA Funds Management, Inc.(#)                                   -   0.05% of assets


-Western Asset Management Company                                 -   0.25% for first $250 million in assets, plus
                                                                  -   0.15% for assets over $250 million

# -- subadvisor is an affiliate of CFM.

For the six months ended June 30, 2004 CFM's affiliated subadvisors, Citigroup Asset Management, Salomon Brothers Asset Management, Inc., Smith Barney Fund Management LLC, SSgA Funds Management, Inc. and Travelers Investment Management Company earned $362,581, $345,468, $417,425, $500,531 and $324,297, respectively, in subadvisory fees from the Funds.

The Company has entered into an administrative agreement with CFM pursuant to which CFM is responsible for recordkeeping, subaccounting and other administrative services for R Shares shareholders. CFM receives an administrative services fee at an annual rate of up to 0.10% of the average daily net assets of the R Shares for such services to investors in the R Shares. CFM does not currently charge an administrative service fee for to investors in the I Shares.

The Company has entered into a distribution and shareholder service agreement with CitiStreet Equities LLC, the Funds' distributor and an affiliate of CFM, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan of Distribution, the R Shares of each Fund may pay CitiStreet Equities LLC an annual rate of up to 0.25% of the average daily net assets of the R Shares as compensation for distribution and shareholder services.

State Street Bank & Trust Company ("State Street"), an affiliate of CFM, is the custodian of the assets and the accounting services agent for the Funds. In that capacity, State Street has agreed to provide custodial and accounting services to, and keep the accounts and records of, the Company. For the six months ended June 30, 2004 State Street has been compensated by the Funds $658,281 for these services. State Street also assists CFM in providing certain administrative services for the Company, for which CFM and not the Company, reimbursed State Street.

Boston Financial Data Services ("BFDS"), an affiliate of CFM, serves as the Company's transfer agent and dividend disbursing agent. For the six months ended June 30, 2004 the Company paid BFDS $55,638 for these services.

State Street Global Securities Lending ("SSGL"), an affiliate of CFM, serves as the securities lending agent for the Company. SSGL receives compensation as the Company's lending agent and pays the Funds a fee in return for the lending of their securities to qualified counterparties. For the six months ended June 30, 2004, SSGL received compensation and the Funds earned income as follows:

                                                              Compensation   Income Earned*
                                                              ------------   --------------
International Stock Fund....................................    $108,253        $172,683
Small Company Stock Fund....................................      36,377          82,417
Large Company Stock Fund....................................          --              --
Diversified Bond Fund.......................................      50,017         110,517
* Income earned from securities lending activity, net of agent fees, is included in interest income in the Statements of Operations.

At June 30, 2004, the Funds market value of securities on loan and value of collateral received for securities loaned was as follows:

                                                               Market Value of
                                                              Loaned Securities   Collateral Value
                                                              -----------------   ----------------
International Stock Fund....................................    $ 68,753,515        $ 72,376,996
Small Company Stock Fund....................................      97,994,971         100,008,658
Large Company Stock Fund....................................              --                  --
Diversified Bond Fund.......................................     182,772,588         185,358,191

The Funds paid brokerage commissions to affiliated broker/dealers for portfolio transactions executed on behalf of the Funds. For the six months ended June 30, 2004, Large Company Stock Fund paid commissions to Citigroup Global Markets and State Street Brokerage Services of $14,210 and $51, respectively.

NOTE 4. DIRECTED BROKERAGE ARRANGEMENTS
The International Stock Fund, Small Company Stock Fund and Large Company Stock Fund have entered into directed brokerage service arrangements with certain broker-dealers. The broker-dealers have agreed to pay certain Fund expenses in exchange for the Fund directing a portion of the fund brokerage to these broker-dealers. In no event would the Fund pay additional brokerage or receive inferior execution of transactions for executing transactions with these certain broker dealers.

Under these arrangements for the six months ended June 30, 2004, broker-dealers paid custodian expenses for the International Stock Fund, the Small Company Stock Fund and the Large Company Stock Fund of $10,883, $3,722 and $51,219, respectively.

NOTE 5. SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments and repurchase agreements), for the six months ended June 30, 2004 were:

                                                             International   Small Company   Large Company   Diversified
                                                              Stock Fund      Stock Fund      Stock Fund      Bond Fund
                                                             -------------   -------------   -------------   ------------
Purchases:
 U.S. Government...........................................  $         --    $         --    $         --    $737,774,503
 Non-U.S. Government.......................................   105,884,934     114,802,111     140,314,760      69,703,215
                                                             ------------    ------------    ------------    ------------
 Total.....................................................  $105,884,934    $114,802,111    $140,314,760    $807,477,718
                                                             ============    ============    ============    ============
Sales:
 U.S. Government...........................................  $         --    $         --    $         --    $635,938,273
 Non-U.S. Government.......................................    97,185,237     112,214,224     113,967,491       2,093,988
                                                             ------------    ------------    ------------    ------------
 Total.....................................................  $ 97,185,237    $112,214,224    $113,967,491    $638,032,261
                                                             ============    ============    ============    ============

At June 30, 2004, the cost of securities for federal income tax purposes and the unrealized appreciation of investments for federal income tax purposes for each Fund were as follows:

                                                           International   Small Company   Large Company    Diversified
                                                            Stock Fund      Stock Fund      Stock Fund       Bond Fund
                                                           -------------   -------------   -------------   --------------
Federal Income Tax Cost..................................  $455,706,374    $437,930,946    $652,913,084    $1,022,830,179
                                                           ============    ============    ============    ==============
Gross Unrealized Appreciation............................  $ 62,116,775    $ 84,382,856    $ 85,428,842    $   15,507,744
Gross Unrealized Depreciation............................  $  9,503,495    $ 18,084,769    $ 39,336,092    $    9,226,413
                                                           ------------    ------------    ------------    --------------
Net Unrealized Appreciation..............................  $ 52,613,280    $ 66,298,087    $ 46,092,750    $    6,281,331
                                                           ============    ============    ============    ==============

NOTE 6. WRITTEN OPTIONS
The Diversified Bond Fund's activity in written options during the six months ended June 30, 2004 was as follows:

                                                              Number of
                                                               Options    Premiums
                                                              ---------   ---------
Options Outstanding at December 31, 2003....................     135      $ 105,669
 Options Written............................................     819        675,157
 Options Canceled in Closing Transactions...................    (412)      (352,641)
 Options Expired............................................    (366)      (279,999)
                                                                ----      ---------
Options Outstanding at June 30, 2004........................     176      $ 148,186
                                                                ====      =========

NOTE 7. DELAYED DELIVERY TRANSACTIONS
The Diversified Bond Fund may purchase and sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund instructs its custodian to segregate securities having a value at least equal to the net amount of the purchase commitments.

NOTE 8. FEDERAL INCOME TAXES
For federal income tax purposes, the Funds indicated below have a capital loss carryforward as of December 31, 2003 which is available to offset future capital gains, if any.

                               Capital Loss Carryforward   Expiration Date
                               -------------------------   ---------------
International Stock Fund.....        $ 62,192,648             12/31/10
                                       36,604,478             12/31/11
                                     ------------
                                     $ 98,797,126
                                     ============
Small Company Stock Fund.....        $  8,173,912             12/31/10
                                        4,836,859             12/31/11
                                     ------------
                                     $ 13,010,771
                                     ============
Large Company Stock Fund.....        $ 63,577,471             12/31/09
                                       54,462,464             12/31/10
                                        8,126,823             12/31/11
                                     ------------
                                     $126,166,758
                                     ============
Diversified Bond Fund........        $  5,002,070             12/31/07
                                        2,151,062             12/31/08
                                       14,862,665             12/31/09
                                     ------------
                                     $ 22,015,797
                                     ============

                                      [THE
                                 CITISTREET(SM)
                                  FUNDS LOGO]

                                [GLOBE GRAPHIC]

            (C) Copyright 1993-2004 CitiStreet Funds Management LLC

This report must be preceded or accompanied by the prospectus for the CitiStreet
     Funds for individuals that are not current shareholders of the Funds.

ITEM 2.           Code of Ethics

                  As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics (as defined in Item 2(b) of Form N-CSR) that applies to the registrant's principal executive officers and principal financial and accounting officer (the "Code"). The Code was approved by the registrant's board of directors on November 14, 2003. During the period covered by the report, there was no amendment to the Code or any waivers granted from its provisions. A copy of the Code is filed with this report as an exhibit.

ITEM 3.           Audit Committee Financial Expert

                  Not applicable.  Item applies only to annual reports.

ITEM 4.           Principal Accountant Fees and Services

                  Not applicable.  Item applies only to annual reports.

ITEM 5.           Audit Committee of Listed Registrants

                  Not applicable.

ITEM 6.           Schedule of Investments

                  Not applicable.

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

                  Not applicable.

ITEM 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

                  Not applicable.

ITEM 9.           Submission of Matters to a Vote of Securities Holders

                  Not applicable.

ITEM 10.          Controls and Procedures

(a) Within the 90-day period prior to the filing date of this report, the registrant's chief executive and financial officers evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based upon that evaluation, the registrant's chief executive and financial officers concluded that the registrant's disclosure controls and procedures are functioning effectively to provide reasonable assurance that the registrant can meet its obligations to disclose in a timely manner material information required to be included in the registrant's reports on Form N-CSR.

(b) There have been no significant changes in the registrant's internal control over financial reporting or in other factors which could significantly affect internal control over financial reporting subsequent to the date the chief executive and financial officers carried out their evaluation.

ITEM 11.          Exhibits

(a)(1)            Code of ethics

(a)(2) Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b) Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            CitiStreet Funds, Inc.

Date:  August 25, 2004                      By:    /S/ Paul S. Feinberg
                                                   --------------------
                                                   Paul S. Feinberg
                                                   President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 25, 2004                      By:    /S/ Robert C. Dughi
                                                   ________________________
                                                   Robert C. Dughi
                                                   Chairman of the Board

Date:  August 25, 2004                      By:    /S/ Paul S. Feinberg
                                                   _____________________
                                                   Paul S. Feinberg
                                                   President

Date:  August 25, 2004                      By:    /S/ William D. Valentine
                                                   ________________________
                                                   William D. Valentine
                                                   Treasurer and Chief
                                                   Financial Officer

                                  EXHIBIT LIST

11(a)(1)          Code of ethics

11(a)(2) Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

11(b) Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.